                                               Security
                                               Funds(SM)
-------------------------------------------------------------------------------
                                             SEMI-ANNUAL
                                             REPORT
                                             March 31, 2002

                                             o Security Equity
                                               Fund
                                               -Enhanced Index
                                                Series (p. 18)
                                               -Equity Series
                                                (p. 15)
                                               -Global Series
                                                (p. 7)
                                               -International
                                                Series (p. 31)
                                               -Large Cap Growth
                                                (p. 29)
                                               -Mid Cap Value
                                                Series (p. 3)
                                               -Select 25 Series
                                                (p. 6)
                                               -Small Cap Growth
                                                Series (p. 10)
                                               -Social Awareness
                                                Series (p. 13)
                                               -Technology Series
                                                (p. 5)
                                               -Total Return
                                                Series (p. 26)

                                             o Security
                                               Growth and
                                               Income Fund
                                               (p. 36)

                                             o Security Ultra
                                               Fund (p. 34)

                                 [graphic]   Security Distributors, Inc.
                                             A Member of The Security Benefit
                                             Group of Companies

CHAIRMAN OF THE BOARD'S COMMENTARY
-------------------------------------------------------------------------------
March 31, 2002

[graphic omitted]


John Cleland



To Our Shareholders:

Over the last six months, investors have seen a gradually improving economic outlook begin to alter the investment landscape. After adjusting fourth quarter numbers, it now appears questionable as to whether the United States actually experienced a true recession, which requires two consecutive quarters of negative GDP growth. Even if a recession actually occurred, it was the shortest and mildest on record.

Unfortunately, the market's ability to discount an improved economic outlook was sidetracked in the fourth quarter by the Enron debacle and the damage that unfortunate occurrence did to investor psychology. We believe this was an isolated instance and is not symptomatic of anything more serious that would create a real global crisis of confidence in U.S. markets.

The improving economic outlook continues to be driven by consumer spending, which should be accompanied by improved investments through the rest of 2002, as we have nearly completed the inventory liquidation process. Unfortunately, the markets are, once again, preoccupied by the eruption of Middle-Eastern violence. This has distracted investors' attention from the continued, positive fundamentals of economic growth improving the outlook for corporate earnings, in a climate where inflation remains absent from the landscape.

We don't believe that interest rates are likely to rise significantly over the balance of the year. The Federal Reserve Board will be unlikely to tighten policy precipitously for fear of aborting the economic recovery, which appears to be in process. This should be a positive climate for the equity markets to improve their recent performance.

However, a word of caution remains in order, as market valuations remain historically high. We urge investors to ratchet down any remaining unrealistic expectations to more historic norms. We expect the markets to continue to be extremely volatile, as the global landscape is troubled. This is a period when investors' focus should be on long-term returns, where time has historically proven to be a true friend. A dollar cost averaging* investment strategy may well be an appropriate vehicle.

As always, we invite your questions and comments.

Sincerely,

/s/ John Cleland
----------------------
John Cleland, Chairman
The Security Funds

*Dollar cost averaging does not assure profits or protect against loss in a declining market.

PRESIDENT'S COMMENTARY
March 31, 2002


[graphic omitted]

James Schmank

To Our Shareholders:

The weak investment conditions have continued over the past six months, providing a difficult environment for money managers to deliver positive performance results. We know that during these times, it is challenging for our investors to stay with their long-term investment plans. The period began with a weakened economy, exacerbated by terrorist attacks and the uncertainty of the ensuing war in Afghanistan. Middle-Eastern conflicts threatened the stability of oil pricing and supplies, lowering consumer confidence and postponing an economic recovery. Corporate earnings suffered as the nation entered a recessionary period in November, and the economy delivered its worst performance in more than a decade. Then, unexpectedly, we saw the collapse of the Enron Corporation due to financial reporting irregularities, and the reliability of American accounting standards was seriously questioned. All these events rocked investor confidence, resulting in significant volatility and weak financial markets.

By historical standards, however, the recession was mild and short-lived. As the semi-annual period ended, the economy was hinting at a recovery, as most recent economic releases were positive in nature. However, even though general conditions are improving, the markets remain volatile and pessimistic in nature, looking for stability and reasons for confidence.

Our Security Benefit portfolio managers continue to work through the economic and financial market land mines, and we are comfortable with the current position of our portfolios. We have seen particular strength and positive performance results in the small and mid cap value invest-ment sectors. In addition, our fixed income portfolios continue to produce positive results, despite the difficult markets.

During these times, it is most important to stay the course with your long-term investment plan, and to keep in close contact with your financial advisor. Maintaining good investment diversity in your portfolio is critical. Investors using dollar cost averaging* strategy may be able to benefit from these market downturns when conditions improve.

Please feel free to contact us at any time to share your questions and concerns. You can also find valuable information on our website at www.securitybenefit.com. We thank you for trusting us with your investment, and we are working diligently to provide you with the best returns possible.

Sincerely,

/s/ James Schmank
------------------------
James Schmank, President
The Security Funds

*Dollar cost averaging does not assure profits or protect against loss in a declining market.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND-
MID CAP VALUE SERIES


                                                     Principal
                                                     Amount or
                                                       Number          Market
CONVERTIBLE BOND                                     of Shares          Value
--------------------------------------------------------------------------------
Construction Machinery - 2.6%
Shaw Group, Inc., 0.0% - 2021(2).................   $7,250,000        $3,978,437

PREFERRED STOCK
Oil & Gas Exploration & Production - 0.5%
Callon Petroleum Company ........................       34,000           824,500

COMMON STOCKS
Agricultural Products - 2.5%
Archer-Daniels-Midland Company  .................      200,000         2,786,000
Sylvan, Inc.* ...................................       91,000         1,051,050
                                                                       ---------
                                                                       3,837,050
Apparel & Accessories - 0.5%
Kellwood Company (1).............................       35,000           850,150

Application Software - 1.1%
JDA Software Group, Inc.*(1).....................       42,000         1,338,960
Lightspan, Inc.* ................................      425,000           369,750
                                                                       ---------
                                                                       1,708,710
Auto Parts & Equipment - 1.3%
Federal Signal Corporation ......................       33,000           782,760
Modine Manufacturing Company ....................       38,100         1,028,319
Motorcar Parts & Accessories, Inc.* .............       50,000           222,500
                                                                       ---------
                                                                       2,033,579
Banks - 8.3%
Commerce Bancshares, Inc. .......................       47,250         2,089,395
First Midwest Bancorp, Inc. .....................       10,800           313,632
Hibernia Corporation ............................       85,000         1,623,500
Marshall & Ilsley Corporation ...................       13,300           827,792
Mercantile Bankshares Corporation ...............       45,000         1,946,700
Net.B@nk, Inc.* .................................       73,700         1,245,530
Resource Bancshares Mortgage Group, Inc. ........       47,900           915,369
Wilmington Trust Corporation ....................       24,100         1,622,171
Zions Bancorporation ............................       38,000         2,252,260
                                                                       ---------
                                                                      12,836,349
Building Products - 0.7%
Crane Company ...................................       40,000         1,093,600

Catalog Retail - 1.3%
Coldwater Creek, Inc.* ..........................      115,000         2,042,400

Commercial Printing - 1.2%
Banta Corporation ...............................       53,000         1,892,630

Commodity Chemicals - 1.2%
Lyondell Chemical Company .......................      108,000         1,793,880

Computer Storage & Peripherals - 0.7%
Sandisk Corporation* ............................       50,000         1,085,000


                                                        Number           Market
COMMON STOCKS (continued)                              of Shares          Value
--------------------------------------------------------------------------------
Construction & Engineering - 5.1%
Chicago Bridge & Iron Company N.V ...............       90,000        $2,674,800
Shaw Group, Inc.* ...............................      193,100         5,310,250
                                                                       ---------
                                                                       7,985,050
Construction & Farm Machinery - 0.1%
ASV, Inc.* ......................................       11,600           136,300

Diversified Chemicals - 1.6%
Engelhard Corporation ...........................       40,000         1,241,200
Solutia, Inc. ...................................      140,000         1,218,000
                                                                       ---------
                                                                       2,459,200
Diversified Commercial Services - 1.0%
Angelica Corporation ............................       99,300         1,538,157

Electric Utilites - 2.1%
Black Hills Corporation .........................       37,400         1,252,152
Unisource Energy Corporation ....................      100,000         2,046,000
                                                                       ---------
                                                                       3,298,152

Electronic Equipment & Instruments - 3.3%
Anixter International, Inc.* ....................       45,600         1,351,128
Maxwell Technologies, Inc.* .....................      225,000         2,092,500
Powell Industries, Inc.* ........................       75,300         1,672,413
                                                                       ---------
                                                                       5,116,041
Fertilizers & Agricultural Chemicals - 1.5%
Potash Corporation of Saskatchewan, Inc. ........       35,000         2,284,100

Food Retail - 0.3%
Casey's General Stores, Inc. ....................       33,300           449,550

Footwear - 1.3%
Brown Shoe Company, Inc. ........................      107,000         2,082,220

Gas Utilities - 2.6%
Kinder Morgan, Inc. .............................       82,000         3,971,260

Health Care Distributors & Services - 1.7%
Hooper Holmes, Inc. .............................      250,000         2,622,500

Health Care Equipment - 0.3%
Inamed Corporation* .............................       12,400           407,960

Health Care Facilities - 1.3%
RehabCare Group, Inc.* ..........................       71,400         2,034,900

Industrial Machinery - 0.3%
Ingersoll-Rand Company ..........................       10,000           500,200

IT Consulting & Services - 6.2%
Acxiom Corporation*(1) ..........................      224,500         3,847,930
Computer Sciences Corporation* ..................      105,000         5,328,750
Forrester Research, Inc.* .......................       23,000           439,300
                                                                       ---------
                                                                       9,615,980


--------------------------------------------------------------------------------
                           3 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND-
MID CAP VALUE SERIES (CONTINUED)


                                                        Number           Market
COMMON STOCKS (continued)                              of Shares         Value
--------------------------------------------------------------------------------
Leisure Products - 1.4%
Mattel, Inc. ....................................       75,000        $1,563,000
Midway Games, Inc.* .............................       48,000           646,080
                                                                     -----------
                                                                       2,209,080
Multi-Line Insurance - 1.2%
Unitrin, Inc. ...................................       46,800         1,881,360

Multi-Utilities - 2.1%
Avista Corporation ..............................       60,000           931,800
Dynegy, Inc. ....................................       80,000         2,320,000
                                                                     -----------
                                                                       3,251,800
Networking Equipment - 1.9%
Adaptec, Inc.* ..................................      225,000         3,008,250

Oil & Gas Drilling - 4.6%
GlobalSantaFe Corporation .......................       70,000         2,289,000
Pride International, Inc.* ......................      306,000         4,865,400
                                                                     -----------
                                                                       7,154,400
Oil & Gas Equipment & Services - 4.7%
Cooper Cameron Corporation* .....................       25,000         1,277,750
Key Energy Services, Inc.* ......................      140,000         1,500,800
Tidewater, Inc. .................................      107,400         4,548,390
                                                                     -----------
                                                                       7,326,940

Oil & Gas Exploration & Production - 9.4%
Apache Corporation ..............................        4,070           231,502
Callon Petroleum Company* .......................      202,000         1,575,600
Canadian Natural Resources, Ltd .................       95,000         3,129,300
Evergreen Resources, Inc.* ......................       65,000         2,710,500
Kerr-McGee Corporation ..........................       27,900         1,753,515
Ocean Energy, Inc. ..............................      210,000         4,155,900
TransMontaigne, Inc.* ...........................      197,000         1,024,400
                                                                     -----------
                                                                      14,580,717

Packaged Foods - 1.5%
Hormel Foods Corporation ........................       34,000           929,900
Monterey Pasta Company* .........................      156,000         1,318,200
                                                                     -----------
                                                                       2,248,100
Paper Products - 0.6%
Glatfelter ......................................       55,500           995,670

Property & Casualty Insurance - 4.9%
Cincinnati Financial Corporation ................       47,000         2,052,020
MBIA, Inc. ......................................       18,750         1,025,437
W.R. Berkley Corporation ........................       80,000         4,598,400
                                                                     -----------
                                                                       7,675,857
Railroads - 0.2%
CSX Corporation(1) ..............................        7,000           266,770

Real Estate Investment Trusts - 1.5%
AMB Property Corporation ........................       43,000         1,182,500
Healthcare Realty Trust, Inc. ...................       37,000         1,123,320
                                                                     -----------
                                                                       2,305,820

                                                     Principal
                                                     Amount or
                                                       Number          Market
COMMON STOCKS (Continued)                            of Shares          Value
--------------------------------------------------------------------------------
Restaurants - 0.4%
Steak N Shake Company* ..........................       46,700          $656,135

Semiconductors - 1.0%
IXYS Corporation* ...............................      139,000         1,624,910

Specialty Chemicals - 1.3%
Material Sciences Corporation* ..................       85,700           895,565
Minerals Technologies, Inc. .....................       20,000         1,049,400
                                                                    ------------
                                                                       1,944,965
Telecommunications Equipment - 0.9%
ADTRAN, Inc.* ...................................       57,700         1,392,878

Trucking - 1.0%
Covenant Transport, Inc.* .......................      105,500         1,546,630

Unit Investment Trust - 5.2%
S&P MidCap 400/BARRA Value Index Fund (Cl.I) ....       55,000         5,443,900
S&P MidCap 400 Index Fund .......................       25,000         2,700,000
                                                                    ------------
                                                                       8,143,900
                                                                     -----------
  Total common stocks - 91.3% ................................       141,889,100
                                                                    ------------
U.S. GOVERNMENT & AGENICES
--------------------------
Federal Home Loan Bank:
  1.75%, 04-05-02 ...............................      $800,000          799,845
  1.75%, 04-10-02 ...............................      $600,000          599,738
  1.76%, 04-17-02 ...............................    $1,000,000          999,222
  1.74%, 04-19-02 ...............................    $1,300,000        1,298,869
  1.72%, 05-01-02 ...............................      $500,000          499,283
                                                                    ------------
                                                                       4,196,957
Federal Home Loan Mortgage Corporation:
  1.76%, 04-16-02 ...............................      $900,000          899,340
  1.77%, 04-23-02 ...............................    $1,200,000        1,198,702
                                                                    ------------
                                                                       2,098,042
                                                                    ------------
  Total U.S. government & agencies - 4.0% .....................        6,294,999
REPURCHASE AGREEMENT - 0.4%
---------------------------
United Missouri Bank, 1.53%, 4-01-02
(Collateralized by U.S. Treasury Bill, 09-05-02
with a value of $598,433) .......................      $586,000          586,000
                                                                    ------------
  Total investments - 98.8% ...................................      153,573,036
  Cash and other assets, less liabilities - 1.2% ..............        1,854,571
  Total net assets - 100.0% ...................................     $155,427,607
                                                                    ============
The identified cost of investments owned at March 31, 2002 was the same for federal income tax and financial statement purposes.

*   Non-income producing security

(1) Security is segregated as collateral for futures, options or forward exchange contracts.

(2) Deferred interest obligation currently zero under terms of initial offering.


--------------------------------------------------------------------------------
                           4 See accompanying notes.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND-
TECHNOLOGY SERIES


                                                        Number           Market
COMMON STOCKS (continued)                              of Shares         Value
--------------------------------------------------------------------------------
Applications Software - 6.3%
Agile Software Corporation* .....................         7,500          $90,750
I12 Technologies, Inc.* .........................        13,300           67,298
Macromedia, Inc.* ...............................         4,100           83,722
Peregrine Systems, Inc.* ........................         7,600           72,352
Rational Software Corporation* ..................        12,200          193,126
                                                                      ----------
                                                                         507,248
Computer Hardware - 18.2%
Compaq Computer Corporation .....................        16,400          171,380
Dell Computer Corporation* ......................         8,000          208,880
International Business Machines Corporation .....         5,800          603,200
Palm, Inc.* .....................................        66,800          266,532
Sun Microsystems, Inc.* .........................        23,700          209,034
                                                                      ----------
                                                                       1,459,026
Computer Storage & Peripherals - 8.2%
Lexmark International, Inc.* ....................         5,800          331,644
Maxtor Corporation* .............................        46,867          325,726
                                                                      ----------
                                                                         657,370
Data Processing Services - 13.5%
Bisys Group, Inc.* ..............................         7,740          272,835
First Data Corporation ..........................         4,950          431,887
Sabre Holdings Corporation* .....................         8,000          373,680
                                                                      ----------
                                                                       1,078,402
Diversified Commercial Services - 3.2%
Cendant Corporation* ............................        13,500          259,200

Electronic Equipment & Instruments - 3.4%
Flextronics International, Ltd ..................         4,200           76,650
Jabil Circuit, Inc.* ............................         2,600           61,178
Sanmina-SCI Corporation* ........................         6,000           70,500
Solectron Corporation* ..........................         8,200           63,960
                                                                      ----------
                                                                         272,288
Employment Services - 1.3%
Resources Connection, Inc.* .....................         3,700          107,041

Internet Software & Services - 3.1%
VeriSign, Inc.* .................................         7,382          199,314
Vignette Corporation* ...........................        13,100           45,064
                                                                      ----------
                                                                         244,378
IT Consulting & Services - 2.1%
Accenture, Ltd.* ................................         6,400          170,880

Movies & Entertainment - 1.8%
AOL Time Warner, Inc.* ..........................         6,000          141,900

Networking Equipment - 7.2%
Cisco Systems, Inc.* ............................        34,100          577,313


                                                      Principal
                                                      Amount or
                                                        Number           Market
COMMON STOCKS (Continued)                             of Shares          Value
--------------------------------------------------------------------------------

Semiconductor Equipment - 5.6%
Credence Systems Corporation* ...................         7,000         $153,720
Ibis Technology Corporation* ....................         4,300           63,296
Speedfam-Ipec, Inc.* ............................        19,000           81,320
Ultratech Stepper, Inc.* ........................         7,200          149,760
                                                                      ----------
                                                                         448,096
Semiconductors - 8.6%
Fairchild Semiconductor Corporation* ............         6,700          191,620
Intel Corporation ...............................         2,700           82,107
OmniVision Technologies, Inc.* ..................        13,700          151,111
Silicon Storage Technology, Inc.* ...............        14,100          148,755
Vitesse Semiconductor Corporation* ..............         6,200           60,760
Xilinx, Inc.* ...................................         1,300           51,818
                                                                      ----------
                                                                         686,171
Systems Software - 12.9%
Microsoft Corporation* ..........................        12,200          735,782
Oracle Corporation* .............................        23,200          296,960
                                                                      ----------
                                                                       1,032,742
Telecommunications Equipment - 3.7%
QUALCOM, Inc.* ..................................         5,700           79,572
Tellabs, Inc.* ..................................         7,600          214,548
                                                                         294,120
                                                                      ----------
  Total common stocks - 99.1% .................................        7,936,175

FOREIGN STOCK
-------------
Finland - 0.1%
Nokia Oyj ADR ...................................           400            8,296

REPURCHASE AGREEMENT - 2.3%
---------------------------
State Street, 0.65%, 4-01-02
(Collateralized by FNMA,
4.33%, 08-07-03, with a
value of $187,567) ..............................      $183,643          183,643
                                                                      ----------
Total investments - 101.5% ....................................        8,128,114
Liabilities, less cash and other assets - 1.5% ................        (122,432)
                                                                      ----------
Total net assets - 100.0% .....................................       $8,005,682
                                                                      ==========
The identified cost of investments owned at March 31, 2002 was the same for federal income tax and financial statement purposes.

* Non-income producing security
ADR (American Depositary Receipt)


--------------------------------------------------------------------------------
                           5 See accompanying notes.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
SELECT 25 SERIES


                                                        Number           Market
COMMON STOCKS (continued)                              of Shares         Value
--------------------------------------------------------------------------------
Advertising - 4.1%
Omnicom Group, Inc. .............................        16,000       $1,510,400

Application Software - 2.1%
Siebel Systems, Inc.* ...........................        24,000          782,640

Broadcasting & Cable TV - 9.1%
Clear Channel Communications, Inc.* .............        33,000        1,696,530
Univision Communications, Inc.* .................        39,700        1,667,400
                                                                     -----------
                                                                       3,363,930
Data Processing Services - 4.0%
Automatic Data Processing, Inc. .................        25,000        1,456,750

Department Stores - 4.6%
Kohl's Corporation* .............................        24,000        1,707,600

Diversified Financial Services - 7.3%
Citigroup, Inc . ................................        30,000        1,485,600
Fannie Mae ......................................        15,000        1,198,200
                                                                     -----------
                                                                       2,683,800
Drug Retail - 4.3%
Walgreen Company ................................        40,000        1,567,600

General Merchandise Stores - 5.0%
 Wal-Mart Stores, Inc. ..........................        30,000        1,838,700

Health Care Distributors & Services - 3.8%
Cardinal Health, Inc. ...........................        20,000        1,417,800

Health Care Equipment - 3.7%
Medtronic, Inc. .................................        30,000        1,356,300

Home Improvement Retail - 4.0%
Home Depot, Inc. ................................        30,000        1,458,300

Industrial Conglomerates - 3.6%
General Electric Company ........................        35,000        1,310,750

Motorcycle Manufacturers - 4.5%
Harley-Davidson, Inc. ...........................        30,000        1,653,900

Movies & Entertainment - 3.9%
Viacom, Inc. (Cl.B)* ............................        30,000        1,451,100

Multi-line Insurance - 3.5%
American International Group, Inc. ..............        18,000        1,298,520

Networking Equipment - 2.8%
Cisco Systems, Inc.* ............................        60,000        1,015,800

Pharmaceuticals - 3.8%
Pfizer, Inc. ....................................        35,000        1,390,900

Semicondutor Equipment - 4.4%
Applied Materials, Inc.* ........................        30,000        1,628,100

Semiconductors - 4.1%
Intel Corporation ...............................        50,000        1,520,500


                                                      Principal
                                                      Amount or
                                                        Number           Market
COMMON STOCKS (Continued)                             of Shares          Value
--------------------------------------------------------------------------------

Systems Software - 6.0%
Microsoft Corporation* ..........................        25,000       $1,507,750
Veritas Software Corporation* ...................        16,000          701,280
                                                                     -----------
                                                                       2,209,030
                                                                     -----------
Total common stocks - 88.6%                                           32,622,420
                                                                     ===========

U.S. GOVERNMENT & AGENCIES
--------------------------
Federal Farm Credit Bank,
  1.76%, 05-09-02 ...............................      $500,000          499,071
Federal Home Loan Bank,
  1.72%, 05-01-02 ...............................      $500,000          499,284
Federal Home Loan Mortgage Corporation:
  1.75%, 04-09-02 ...............................      $600,000          599,765
  1.77%, 04-23-02 ...............................      $500,000          499,459
                                                                     -----------
                                                                       1,099,224
Federal National Mortgage Association,
  1.72%, 04-01-02 ...............................    $1,500,000        1,500,000
                                                                     -----------
  Total U.S. government & agencies - 9.8% .....................        3,597,579

REPURCHASE AGREEMENT - 1.6%
---------------------------
United Missouri Bank, 1.53%,
  04-01-02 (Collateralized by U.S.
  Treasury Bill, 09-05-02 with a value
  of $585,553) ..................................      $574,000          574,000
                                                                     -----------
Total investments - 100.0% ....................................       36,793,999
  Liabilities, less cash and other
  assets - 0.0% ...............................................         (12,848)
                                                                     -----------
  Total net assets - 100.0% ...................................      $36,781,151
                                                                     ===========

The identified cost of investments owned at March 31, 2002 was the same for federal income tax and financial statement purposes.
* Non-income producing


--------------------------------------------------------------------------------
                       6 security See accompanying notes.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
GLOBAL SERIES


                                                        Number           Market
COMMON STOCKS                                         of Shares           Value
--------------------------------------------------------------------------------
Australia - 1.6%
Australia & New Zealand
  Banking Group, Ltd ............................      153,820        $1,458,806

Bermuda - 1.0%
Ace, Ltd ........................................       22,590           942,003

Brazil - 1.4%
Companhia de Bebidas das Americas ...............       26,157           510,323
Embraer Aircraft ADR ............................        5,296           106,648
Embraer - Empresa Brasileira
  de Aeronautica S.A ............................       37,272           752,149
                                                                      ----------
                                                                       1,369,120
Canada - 2.9%
Alberta Energy Company, Ltd .....................       10,400           453,118
Bombardier, Inc. (Cl.B) .........................      109,900           988,507
Husky Energy, Inc. ..............................       76,090           815,557
Manulife Financial Corporation ..................       17,773           487,047
                                                                      ----------
                                                                       2,744,229
Finland - 0.5%
Nokia Oyj ADR ...................................       22,400           464,576

France - 5.1%
Axa .............................................       13,020           293,848
Business Objects S.A.* ..........................        5,300           232,988
Essilor International S.A .......................        7,600           272,171
Sanofi-Synthelabo S.A ...........................       33,534         2,153,173
Societe BIC S.A .................................       27,010           966,105
Thomson Multimedia* .............................       12,700           395,648
Valeo S.A .......................................       11,477           509,638
                                                                      ----------
                                                                       4,823,571
Germany - 4.1%
Fresenius AG ....................................       19,235         1,473,338
Porsche AG ......................................        4,174         1,909,913
SAP AG ..........................................        3,139           475,397
                                                                      ----------
                                                                       3,858,648
Hong Kong - 1.5%
Hong Kong & China Gas Company, Ltd ..............      249,000           346,374
Television Broadcasts, Ltd. .....................      222,991         1,037,792
                                                                      ----------
                                                                       1,384,166
India - 1.8%
Hindustan Lever, Ltd ............................      109,000           503,550
Infosys Technologies, Ltd .......................        6,000           459,465
Zee Telefilms, Ltd ..............................      220,000           756,786
                                                                      ----------
                                                                       1,719,801
Japan - 6.5%
Credit Saison Company, Ltd ......................       31,200          $650,907
Eisai Company, Ltd ..............................       19,200           473,716
Hirose Electric Company, Ltd ....................        4,700           328,381
KDDI Corporation ................................           44           112,544
Keyence Corporation .............................        1,300           248,357
Kyocera Corporation .............................        5,100           352,865
Nintendo Company, Ltd ...........................        9,798         1,441,589
Sharp Corporation ...............................       78,000         1,028,740
Sony Corporation ................................       13,900           722,609
Takeda Chemical Industries, Ltd .................        6,000           243,106
Toshiba Corporation* ............................       81,000           339,194
Trend Micro, Inc.* ..............................        7,000           182,744
                                                                      ----------
                                                                       6,124,752
Korea - 0.3%
SK Telecom Company, Ltd .........................        1,160           255,262

Mexico - 2.1%
Fomento Economico Mexicano de C.V. S.A ..........      126,100           586,931
Grupo Modelo de C.V. S.A ........................      169,600           432,807
Grupo Televisa S.A. ADR* ........................       18,764           910,242
                                                                       1,929,980
Netherlands - 3.0%
Koninklijke Numico N.V ..........................       17,100           471,410
Qiagen N.V.* ....................................        9,061           140,627
Royal Dutch Petroleum Company ...................       18,009           978,249
STMicroelectronics N.V ..........................        6,750           228,960
Wolters Kluwer N.V ..............................       48,488         1,015,222
                                                                       2,834,468
Singapore - 1.2%
Singapore Press Holdings, Ltd ...................       83,729         1,117,053

Spain - 0.3%
Amadeus Global Travel Distribution S.A.* ........       39,172           278,515

Switzerland - 1.0%
Kudelski S.A.* ..................................        7,300           377,197
Novartis AG* ....................................       14,599           574,220
                                                                      ----------
                                                                         951,417


--------------------------------------------------------------------------------
                            7 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)


SECURITY EQUITY FUND -
GLOBAL SERIES (CONTINUED)



                                                        Number           Market
COMMON STOCKS  (continued)                            of Shares           Value
--------------------------------------------------------------------------------

United Kingdom - 16.8%
Astrazeneca Group plc ...........................        10,418         $516,859
Boots Company plc ...............................        97,052          929,409
BP Amoco plc ADR ................................        22,167        1,177,068
Cable & Wireless plc ............................       111,200          355,889
Cadbury Schweppes plc ...........................       267,497        1,839,823
Diageo plc ......................................        66,490          869,179
Dixons Group plc ................................        66,150          246,562
Hanson plc ......................................       135,500        1,020,716
Nycomed Amersham plc ............................        24,000          262,301
Oxford GlycoSciences plc* .......................        15,648           88,017
Pearson plc .....................................        28,200          362,013
Reckitt Benckiser plc ...........................       199,920        3,285,277
Reed International plc ..........................       122,175        1,183,045
Rentokil Initial plc ............................       337,047        1,354,673
Royal Bank of Scotland
Group plc .......................................        43,099        1,109,623
Six Continents plc ..............................        93,931        1,000,508
Smith & Nephew plc ..............................        35,500          207,516
                                                                      ----------
                                                                      15,808,478
United States - 42.8%
Affymetrix, Inc.* ...............................        10,500          304,290
American Express Company ........................        23,600          966,656
Amgen, Inc.* ....................................        24,400        1,456,192
AOL Time Warner, Inc.* ..........................        29,745          703,469
Applera Corporation - Applied
Biosystems Group ................................        21,100          471,585
Applied Materials, Inc.* ........................         4,500          244,215
Bank One Corporation ............................        43,059        1,799,005
Berkshire Hathaway, Inc. (Cl. B)* ...............           340          805,460
Best Buy Company* ...............................         6,916          547,747
Cadence Design Systems, Inc.* ...................       193,864        4,383,265
Checkpoint Software
Technologies,Ltd.* ..............................         7,800          237,120
ChevronTexaco Corporation .......................        10,783          973,382
Circuit City Stores-Circuit City Group ..........        51,271          924,929
Citigroup, Inc ..................................         8,566          424,188
Electronic Arts, Inc.* ..........................        37,464        2,277,811
Fannie Mae ......................................        24,200        1,933,096
Gilead Sciences, Inc.* ..........................        27,200          978,928
Human Genome Sciences, Inc.* ....................        15,000          326,850
ICICI, Ltd. ADR .................................        59,400          482,328
International Business Machines
Corporation .....................................         9,667        1,005,368
International Flavors &
Fragrances, Inc. ................................        23,802          832,356
International Game Technology* ..................         7,200          448,704
Johnson & Johnson ...............................        28,152        1,828,472
Laboratory Corporation of
America Holdings* ...............................         5,600          536,816
Lehman Brothers Holdings, Inc. ..................         6,400          413,696


                                                      Principal
                                                      Amount or
                                                        Number           Market
COMMON STOCKS (Continued)                             of Shares          Value
--------------------------------------------------------------------------------
United States (continued)
Liberty Media Corporation* ......................        32,300         $408,272
MBNACorporation .................................         5,600          215,992
Mentor Graphics Corporation* ....................        24,700          522,158
National Semiconductor
Corporation* ....................................        48,500        1,633,965
Novellus Systems, Inc.* .........................         4,400          238,172
Oracle Corporation* .............................        16,160          206,848
Oxford Health Plans, Inc.* ......................         7,800          325,962
Pfizer, Inc. ....................................        23,638          939,374
Protein Design Labs, Inc.* ......................         2,300           39,399
QUALCOMM, Inc.* .................................         4,620          173,897
Quest Diagnostics, Inc.* ........................        12,800        1,060,480
Quintiles Transnational Corporation* ............        52,177          926,142
Raytheon Company                                         46,800        1,921,140
Riverstone Networks, Inc.* ......................        24,789          148,734
Sanmina Corporation* ............................         8,000           94,000
Scientific-Atlanta, Inc. ........................        18,400          425,040
Siebel Systems, Inc.* ...........................        12,200          397,842
Sirius Satellite Radio, Inc.* ...................        39,500          210,140
Sybase, Inc.* ...................................        54,062          944,463
Symantec Corporation* ...........................        10,800          445,068
Synopsys, Inc.* .................................        11,785          650,061
Wachovia Corporation ............................        28,208        1,045,953
Wyeth ...........................................        20,890        1,371,429
Xilinx, Inc.* ...................................         6,300          251,118
XMSatellite Radio Holdings, Inc.* ...............        32,700          450,279
                                                                     -----------
                                                                      40,351,856
                                                                     -----------
  Total common stocks - 93.9% .................................       88,416,701

FOREIGN CORPORATE BOND
----------------------
United Kingdom - 0.0%
Telewest Communications plc,
   11.00% - 2007 ................................       130,000           66,300

PREFERRED STOCKS
----------------
Brazil - 0.8%
Tele Norte Leste Participacoes S.A ..............    61,411,354          771,606

Germany - 1.2%
Wella AG ........................................        22,119        1,133,676
                                                                     -----------
  Total preferred stocks - 2.0%                                        1,905,282

REPURCHASE AGREEMENT - 4.0%
---------------------------
State Street, 1.25%, 04-01-02
 (Collateralized by FNMA, 4.75%,
  03-15-03 with a value of
  $3,864,602) ...................................    $3,787,754        3,787,754
                                                                     -----------
  Total investments - 99.9% ...................................       94,176,037
                                                                     -----------
  Cash and other assets, less liabilities - 0.1% ..............           90,654
                                                                     -----------
  Total net assets - 100.0% ...................................      $94,266,691
                                                                     ===========


--------------------------------------------------------------------------------
                           8 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)


SECURITY EQUITY FUND -
GLOBAL SERIES (CONTINUED)

INVESTMENT CONCENTRATION
--------------------------------------------------------------------------------
At March 31, 2002, Global Series' investment concentration by industry was as follows:
Aerospace/Defense .............................................      3.0%
Auto Parts and Supplies .......................................      0.5%
Automobiles ...................................................      2.0%
Banks & Credit ................................................      5.8%
Beverages .....................................................      3.6%
Broadcast Media ...............................................      4.8%
Building & Construction .......................................      1.1%
Communicatiaons ...............................................      0.2%
Computer Software .............................................      9.6%
Computer Systems ..............................................      2.5%
Cosmetics .....................................................      1.2%
Electrical Equipment ..........................................      0.6%
Electronics ...................................................      3.7%
Entertainment .................................................      0.9%
Financial Services ............................................      6.9%
Food Wholesalers ..............................................      0.5%
Healthcare ....................................................      2.0%
Hotel/Motel ...................................................     10.8%
Household Products ............................................      4.4%
Insurance .....................................................      1.5%
Manufacturing .................................................      1.6%
Medical .......................................................      1.1%
Natural Gas ...................................................      0.4%
Office Equipment ..............................................      1.0%
Oil ...........................................................      4.7%
Pharmaceuticals ...............................................      5.7%
Publishing ....................................................      2.3%
Retail ........................................................      2.6%
Semiconductors ................................................      2.8%
Services ......................................................      2.7%
Telecommunications ............................................      3.9%
Toys & Sporting Goods .........................................      1.5%
Repurchase agreement ..........................................      4.0%
Cash and other assets, less liabilities .......................      0.1%
                                                                   ------
                                                                   100.0%

The identified cost of investments owned at March 31, 2002 was the same for federal income tax and financial statement purposes.
* Non-income producing security
ADR (American Depositary Receipt)


--------------------------------------------------------------------------------
                           9 See accompanying notes.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)


SECURITY EQUITY FUND -
SMALL CAP GROWTH SERIES


                                                        Number           Market
COMMON STOCKS                                         of Shares           Value
--------------------------------------------------------------------------------

Apparel & Accessories - 1.0%
OshKosh B'Gosh, Inc .............................        5,400          $231,444

Apparel Retail - 3.2%
bebe stores, Inc.* ..............................        6,700           141,035
Christopher & Banks Corporation* ................        4,500           147,825
Hot Topic, Inc.* ................................        9,000           188,100
Urban Outfitters, Inc.* .........................       10,800           252,180
                                                                       ---------
                                                                         729,140
Application Software - 11.2%
Activision, Inc.* ...............................       10,000           298,300
Aspen Technology, Inc.* .........................       19,000           435,100
BARRA, Inc.* ....................................        3,700           224,109
Documentum, Inc.* ...............................       12,000           305,400
E.piphany, Inc.* ................................       13,000            98,280
JDA Software Group, Inc.* .......................        9,000           286,920
Kronos, Inc.* ...................................        3,100           145,638
QuadraMed Corporation* ..........................       21,000           186,900
Secure Computing Corporation* ...................        4,100            80,401
THQ, Inc.* ......................................        7,100           348,610
Witness Systems, Inc.* ..........................        8,000           112,560
                                                                       ---------
                                                                       2,522,218
Auto Parts & Equipment - 0.6%
Dura Automotive Systems, Inc.* ..................        7,000           134,190

Automobile Manufacturers - 0.6%
Winnebago Industries, Inc .......................        3,000           125,970

Banks - 1.4%
New York Community Bancorp, Inc. ................        4,000           110,600
TCF Financial Corporation .......................        4,000           210,440
                                                                       ---------
                                                                         321,040
Biotechnology - 3.0%
Neurocrine Biosciences, Inc.* ...................        5,600           227,304
SangStat Medical Corporation* ...................       11,700           314,262
Transkaryotic Therapies, Inc.* ..................        3,200           137,760
                                                                       ---------
                                                                         679,326
Broadcasting & Cable TV - 1.7%
Entercom Communications Corporation* ............        3,700           203,019
Radio One, Inc.* ................................        8,200           178,432
                                                                       ---------
                                                                         381,451
Casinos & Gaming - 4.8%
Alliance Gaming Corporation* ....................        4,800           146,544
Ameristar Casinos, Inc.* ........................        3,700           101,676
Argosy Gaming Company* ..........................        5,000           183,450
Boyd Gaming Corporation* ........................       18,700           281,248
Shuffle Master, Inc.* ...........................       17,800           367,748
                                                                       ---------
                                                                       1,080,666


                                                        Number           Market
COMMON STOCKS  (continued)                            of Shares           Value
--------------------------------------------------------------------------------

Catalog Retail - 1.2%
Ticketmaster (Cl.B)* ............................        9,300          $275,094

Computer & Electronics Retail - 0.8%
Electronics Boutique Holding Corporation* .......        5,600           193,368

Computer Storage & Peripherals - 1.4%
ATI Technologies, Inc.* .........................       23,600           316,240

Construction & Engineering - 1.3%
EMCOR Group, Inc.* ..............................        5,000           290,000

Consumer Electronics - 0.6%
Harman International Industries, Inc. ...........        2,700           133,245

Data Processing Services - 1.7%
Global Payments, Inc. ...........................       10,800           395,820

Diversified Commercial Services - 7.7%
Career Education Corporation* ...................        6,700           265,320
Coinstar, Inc.* .................................        8,500           286,365
Corinthian Colleges, Inc.* ......................        6,700           338,685
FTI Consulting, Inc.* ...........................       12,600           390,348
Kroll, Inc.* ....................................       20,100           334,665
West Corporation* ...............................        4,000           126,560
                                                                       ---------
                                                                       1,741,943
Electrical Components & Equipment - 0.6%
AMETEK, Inc. ....................................        3,700           137,677

Electronic Equipment & Instruments - 2.4%
Itron, Inc.* ....................................        9,000           267,750
Photon Dynamics, Inc.* ..........................        5,500           279,895
                                                                       ---------
                                                                         547,645
Employment Services - 0.8%
Labor Ready, Inc.* ..............................       23,000           179,400

Environmental Services - 0.9%
Headwaters, Inc.* ...............................       13,000           198,900

Food Distributors - 1.0%
Performance Food Group Company* .................        6,700           218,822

General Merchandise Stores - 1.0%
Tuesday Morning Corporation* ....................       10,800           220,331

Health Care Distributors & Services - 4.4%
D & K Healthcare Resources, Inc. ................        5,600           336,112
DIANON Systems, Inc.* ...........................        3,000           194,640
MIMS Corporation* ...............................       29,000           478,500
                                                                       ---------
                                                                       1,009,252
Health Care Equipment - 2.0%
Quidel Corporation* .............................       32,000           211,520
Respironics, Inc.* ..............................        7,300           236,520
                                                                       ---------
                                                                         448,040


--------------------------------------------------------------------------------
                           10 See accompanying notes

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)


SECURITY EQUITY FUND -
SMALL CAP GROWTH SERIES (CONTINUED)


                                                        Number           Market
COMMON STOCKS (continued)                              of Shares          Value
--------------------------------------------------------------------------------
Health Care Supplies - 1.5%
Advanced Neuromodulation
System, Inc.* ...................................        3,700          $124,098
ICU Medical, Inc.* ..............................        6,300           229,320
                                                                      ----------
                                                                         353,418
Homebuilding - 3.8%
Beazer Homes USA, Inc.* .........................        2,100           162,855
KB HOME .........................................        5,300           230,020
M.D.C. Holdings, Inc. ...........................        8,500           367,200
WCI Communities, Inc.* ..........................        3,800            92,720
                                                                      ----------
                                                                         852,795
Industrial Gases - 1.0%
Airgas, Inc.* ...................................       11,100           223,110

Insurance Brokers - 2.5%
Brown & Brown, Inc ..............................       12,500           392,500
Hilb, Rogal, & Hamilton Company .................        5,500           171,600
                                                                      ----------
                                                                         564,100
Internet Software & Services - 5.2%
Digital Insight Corporation* ....................        7,800           214,890
FreeMarkets, Inc.* ..............................       11,000           252,670
Global Sports, Inc.* ............................       11,100           189,810
PEC Solutions, Inc.* ............................       10,000           245,900
S1 Corporation* .................................       18,000           277,920
                                                                      ----------
                                                                       1,181,190
IT Consulting & Services - 3.7%
CACI International, Inc.* .......................        7,500           263,325
Perot Systems Corporation* ......................        6,000           119,700
ProQuest Company* ...............................        3,000           128,970
Tier Technologies, Inc. (Cl.B)* .................       18,600           328,290
                                                                      ----------
                                                                         840,285
Oil & Gas Drilling - 0.7%
Rowan Companies, Inc.* ..........................        7,000           161,280

Oil & Gas Equipment & Services - 0.6%
Smith International, Inc.* ......................        2,000           135,500

Oil & Gas Exploration & Production - 5.9%
Frontier Oil Corporation ........................       13,800           296,424
Remington Oil & Gas Corporation* ................       11,400           229,824
Spinnaker Exploration Company* ..................        3,000           124,950
Ultra Petroleum Corporation* ....................       32,300           257,754
XTO Energy, Inc. ................................       21,000           421,050
                                                                      ----------
                                                                       1,330,002
Packaged Foods - 0.3%
Green Mountain Coffee, Inc.* ....................        3,000            62,280


                                                        Number           Market
COMMON STOCKS (continued)                              of Shares          Value
--------------------------------------------------------------------------------
Pharmaceuticals - 2.2%
Amarin Corporation* .............................        2,700           $38,286
Bradley Pharmaceuticals, Inc.* ..................       18,300           194,895
TARO Pharmaceutical Industries, Ltd.* ...........        9,000           255,150
                                                                      ----------
                                                                         488,331
Restaurants - 3.1%
P.F. Chang's China Bistro, Inc.* ................        4,800           319,824
Panera Bread Company* ...........................        5,900           375,889
                                                                      ----------
                                                                         695,713
Semiconductor Equipment - 2.8%
Brooks Automation, Inc.* ........................        5,600           254,464
Mykrolis Corporation* ...........................       17,000           259,930
Varian Semiconductor Equipment
Associates, Inc.* ...............................        2,600           117,000
                                                                      ----------
                                                                         631,394
Semiconductors - 3.8%
ESS Technology, Inc.* ...........................       13,000           269,620
Oak Technology, Inc.* ...........................       14,900           221,712
Semtech Corporation* ............................        1,500            54,750
Silicon Laboratories, Inc.* .....................        3,000           105,990
Zoran Corporation* ..............................        5,000           218,400
                                                                      ----------
                                                                         870,472
Specialty Stores - 1.8%
Group 1 Automotive, Inc.* .......................        3,500           136,675
Krispy Kreme Doughnuts, Inc.* ...................        4,500           183,825
O'Reilly Automotive, Inc.* ......................        2,600            82,082
                                                                      ----------
                                                                         402,582
Steel - 0.8%
Steel Dynamics, Inc.* ...........................       10,800           177,228

Systems Software - 0.5%
Borland Software Corporation ....................        8,800           114,488

Telecommunications Equipment - 2.8%
Harmonic, Inc.* .................................       20,100           233,160
Polycom, Inc.* ..................................        8,200           201,720
UTStarcom, Inc.* ................................        7,400           194,102
                                                                      ----------
                                                                         628,982
Trucking - 1.8%
J.B. Hunt Transport Services, Inc.* .............        6,000           170,580
Knight Transportation, Inc.* ....................       11,100           234,654
                                                                      ----------
                                                                         405,234
                                                                      ----------
Total common stocks - 100.1% .................................        22,629,606


--------------------------------------------------------------------------------
                           11 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)


SECURITY EQUITY FUND -
SMALL CAP GROWTH SERIES (CONTINUED)

                                                Principal               Market
                                                 Amount                 Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.7%
---------------------------
United Missouri Bank, 1.53%,
   04-01-02 (Collateralized by
   U.S. Treasury Bill, 09-05-02
   with a value of $396,313) ...............   $388,000                 $388,000
   Total investments - 101.8% ..............                          23,017,606
   Liabilities, less cash & other assets - (1.8%) .....                (407,361)
   Total net assets - 100.0% ..........................              $22,610,245

The identified cost of investments owned at March 31, 2002 was the same for federal income tax and financial statement purposes.
* Non-income producing security


--------------------------------------------------------------------------------
                           12 See accompanying notes.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
SOCIAL AWARENESS SERIES

                                                        Number           Market
COMMON STOCKS                                         of Shares           Value
--------------------------------------------------------------------------------

Advertising - 1.4%
Omnicom Group, Inc. .............................       3,500           $330,400

Air Freight & Couriers - 0.3%
FedEx Corporation* ..............................       1,400             81,340

Airlines - 1.1%
Southwest Airlines Company ......................      13,200            255,420

Apparel Retail - 0.3%
Talbots, Inc. ...................................       2,000             70,800

Banks - 7.5%
Bank of America Corporation .....................       5,200            353,704
Bank of New York Company, Inc. ..................       7,100            298,342
Bank One Corporation ............................       5,300            221,434
Fifth Third Bancorp .............................       2,100            141,708
Mellon Financial Corporation ....................       3,400            131,206
Northern Trust Corporation ......................       1,200             72,132
PNC Financial Services Group ....................       3,100            190,619
Wells Fargo & Company ...........................       7,700            380,380
                                                                      ----------
                                                                       1,789,525
Biotechnology - 1.1%
Amgen, Inc.* ....................................       4,500            268,560

Broadcasting & Cable TV - 1.1%
Clear Channel Communications, Inc.* .............       1,592             81,845
Comcast Corporation* ............................       5,600            178,080
                                                                      ----------
                                                                         259,925
Computer Hardware - 3.9%
Dell Computer Corporation* ......................      13,900            362,929
International Business Machines Corporation .....       4,500            468,000
Sun Microsystems, Inc.* .........................      11,200             98,784
                                                                      ----------
                                                                         929,713
Computer Storage & Peripherals - 0.5%
EMC Corporation* ................................       9,500            113,240

Construction & Farm Machinery - 0.5%
Deere & Company .................................       2,800            127,540

Consumer Finance - 1.8%
Capital One Financial Corporation ...............       1,100             70,235
Household International, Inc. ...................       2,000            113,600
MBNA Corporation ................................       6,600            254,562
                                                                      ----------
                                                                         438,397
Data Processing Services - 1.4%
Paychex, Inc. ...................................       8,500            337,450

Department Stores - 1.0%
Kohl's Corporation* .............................       3,400            241,910



                                                        Number           Market
COMMON STOCKS (continued)                              of Shares          Value
--------------------------------------------------------------------------------
Diversified Financial Services - 5.0%
American Express Company ........................        5,800          $237,568
Fannie Mae ......................................        4,500           359,460
J.P. Morgan Chase & Company .....................       11,200           399,280
Merrill Lynch & Company, Inc. ...................        3,300           182,754
                                                                      ----------
                                                                       1,179,062
Drug Retail - 1.3%
CVS Corporation .................................        4,600           157,918
Walgreen Company ................................        3,700           145,003
                                                                      ----------
                                                                         302,921
Electrical Components & Equipment - 0.9%
Molex, Inc. .....................................        6,000           208,020

Electronic Equipment & Instruments - 0.2%
Sanmina-SCI Corporation* ........................        4,900            57,575

Food Retail - 0.9%
Kroger Company* .................................        9,300           206,088

General Merchandise Stores - 2.0%
Family Dollar Stores, Inc. ......................        9,200           308,292
Target Corporation ..............................        3,800           163,856
                                                                      ----------
                                                                         472,148
Health Care Distributors & Services - 1.1%
Cardinal Health, Inc. ...........................        3,712           263,144

Health Care Equipment - 1.5%
Medtronic, Inc. .................................        7,700           348,117

Home Improvement Retail - 2.8%
Home Depot, Inc. ................................       10,400           505,544
Lowe's Companies, Inc. ..........................        3,600           156,564
                                                                      ----------
                                                                         662,108
Household Products - 4.0%
Colgate-Palmolive Company .......................        4,400           251,460
Kimberly-Clark Corporation ......................        3,000           193,950
Procter & Gamble Company ........................        5,700           513,513
                                                                      ----------
                                                                         958,923
Industrial Conglomerates - 0.8%
Minnesota Mining & Manufacturing Company ........        1,700           195,517

Industrial Gases - 0.9%
Praxair, Inc. ...................................        3,700           221,260

Industrial Machinery - 0.6%
Illinois Tool Works, Inc. .......................        2,100           151,935

Insurance Brokers - 0.7%
Marsh & McLennan Companies, Inc. ................        1,400           157,836


--------------------------------------------------------------------------------
                           13 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
SOCIAL AWARENESS SERIES (CONTINUED)


                                                        Number           Market
COMMON STOCKS (continued)                              of Shares          Value
--------------------------------------------------------------------------------

Integrated Telecommunication Services - 3.8%
AT&T Corporation ................................       11,244          $176,531
BellSouth Corporation ...........................        4,600           169,556
SBC Communications, Inc. ........................       13,948           522,213
Sprint Corporation (FON Group) ..................        2,000            30,580
                                                                     -----------
                                                                         898,880
Life & Health Insurance - 0.3%
AFLAC, Inc. .....................................        2,200            64,900

Movies & Entertainment - 3.2%
AOL Time Warner, Inc.* ..........................       11,100           262,515
Viacom, Inc. (Cl. B)* ...........................        6,700           324,079
Walt Disney Company .............................        8,100           186,948
                                                                     -----------
                                                                         773,542
Multi-Line Insurance - 4.7%
American International Group, Inc. ..............       15,654         1,129,279

Networking Equipmemt - 2.3%
Cisco Systems, Inc.* ............................       31,900           540,067

Oil & Gas Equipment & Services - 0.8%
BJ Services Company* ............................        5,800           199,926

Packaged Foods - 0.6%
General Mills, Inc. .............................        2,700           131,895

Pharmaceuticals - 9.3%
Allergan, Inc. ..................................        2,900           187,485
Johnson & Johnson ...............................       17,104         1,110,905
Merck & Company, Inc. ...........................       12,200           702,476
Schering-Plough Corporation .....................        6,900           215,970
                                                                     -----------
                                                                       2,216,836
Property & Casualty Insurance - 1.0%
Chubb Corporation ...............................        3,400           248,540

Publishing & Printing - 1.2%
McGraw-Hill Companies, Inc. .....................        1,600           109,200
New York Times Company ..........................        3,800           181,868
                                                                     -----------
                                                                         291,068
Restaurants - 0.6%
McDonald's Corporation ..........................        5,000           138,750
Semiconductor Equipment - 0.8%
Applied Materials, Inc.* ........................        3,500           189,945

Semiconductors - 6.2%
Analog Devices, Inc.* ...........................        2,500           112,600
Intel Corporation ...............................       30,200           918,382
Micron Technology, Inc.* ........................        4,100           134,890
Texas Instruments, Inc. .........................        7,200           238,320
Xilinx, Inc.* ...................................        2,000            79,720
                                                                     -----------
                                                                       1,483,912



                                                     Principal
                                                     Amount or
                                                       Number          Market
COMMON STOCKS (continued)                            of Shares          Value
--------------------------------------------------------------------------------

Soft Drinks - 4.3%
Coca-Cola Company ...............................       10,600          $553,956
PepsiCo, Inc. ...................................        8,900           458,350
                                                                     -----------
                                                                       1,012,306
Systems Software - 7.0%
Adobe Systems, Inc. .............................        4,800           193,392
Microsoft Corporation* ..........................       24,600         1,483,626
                                                                     -----------
                                                                       1,677,018
Telecommunications Equipment - 1.1%
ADC Telecommunications, Inc.* ...................        5,900            24,013
Comverse Technology, Inc.* ......................        3,500            44,345
QUALCOMM, Inc.* .................................        2,400            90,336
Scientific-Atlanta, Inc. ........................        4,300            99,330
                                                                     -----------
                                                                         258,024
Wireless Telecommunication Services - 0.3%
Sprint Corporation (PCS Group)* .................        5,800            59,682
                                                                     -----------
    Total common stocks - 92.1%                                       21,943,444

U.S. GOVERNMENT & AGENCIES - 3.0%
---------------------------------
Federal Home Loan Mortgage Corporation,
        1.75%, 04-09-02 .........................     $700,000           699,726

REPURCHASE AGREEMENT - 4.9%
---------------------------
United Missouri Bank, 1.53%, 04-01-02
  (Collateralized by U.S. Treasury
   Bill, 09-05-02, with a value
   of $1,185,967) ...............................   $1,163,000         1,163,000
                                                                     -----------
   Total investments - 100.0% ................................        23,806,170
   Cash and other assets, less liabilities - 0.0% ............            11,101
                                                                     -----------
   Total net assets - 100.0% .................................       $23,817,271
                                                                     ===========


The identified cost of investments owned at March 31, 2002 was the same for federal income tax and financial statement purposes.
* Non-income producing security


--------------------------------------------------------------------------------
                           14 See accompanying notes.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
EQUITY SERIES


                                                        Number           Market
COMMON STOCKS                                          of Shares          Value
--------------------------------------------------------------------------------
Advertising - 1.2%
Omnicom Group, Inc. .............................      90,000         $8,496,000

Aerospace & Defense - 1.5%
General  Dynamics  Corporation ..................      45,000          4,227,750
United Technologies Corporation .................      90,000          6,678,000
                                                                     -----------
                                                                      10,905,750
Aluminum - 0.6%
Alcoa, Inc. .....................................     110,000          4,151,400

Apparel Retail - 0.4%
Abercrombie & Fitch Company* ....................     100,000          3,080,000

Application Software - 0.2%
Amodocs, Ltd.* ..................................      50,000          1,332,500

Auto Parts & Equipment - 0.4%
Delphi Corporation ..............................     100,000          1,599,000
Lear Corporation* ...............................      30,000          1,428,000
                                                                     -----------
                                                                       3,027,000
Automobile Manufacturers - 0.8%
Ford Motor Company ..............................     150,000          2,473,500
General Motors Corporation ......................      50,000          3,022,500
                                                                     -----------
                                                                       5,496,000
Banks - 4.0%
Bank of America Corporation .....................      80,000          5,441,600
Bank of New York Company, Inc. ..................     100,000          4,202,000
Fifth Third Bancorp .............................      60,000          4,048,800
FleetBoston Financial Corporation ...............      90,000          3,150,000
Mellon Financial Corporation ....................      40,000          1,543,600
Washington Mutual, Inc. .........................     105,000          3,478,650
Wells Fargo & Company ...........................     125,000          6,175,000
                                                                     -----------
                                                                      28,039,650
Biotechnology - 0.4%
Amgen, Inc.* ....................................      50,000          2,984,000

Brewers - 0.4%
Anheuser-Busch Companies, Inc. ..................      50,000          2,610,000
Broadcasting & Cable TV - 2.1%
Clear Channel Communications, Inc.* .............     145,700          7,490,437
Comcast Corporation* ............................      60,000          1,908,000
Liberty Media Corporation* ......................     230,000          2,907,200
Univision Communications, Inc.* .................      65,000          2,730,000
                                                                     -----------
                                                                      15,035,637
Computer Hardware - 2.9%
Dell Computer Corporation* ......................     200,000          5,222,000
International Business Machines Corporation .....     130,000         13,520,000
Sun Microsystems, Inc.* .........................     270,000          2,381,400
                                                                     -----------
                                                                      21,123,400



                                                        Number           Market
COMMON STOCKS (continued)                              of Shares          Value
--------------------------------------------------------------------------------

Computer Storage & Peripherals - 0.5%
Lexmark International, Inc.* ....................      60,000         $3,430,800

Consumer Finance - 1.2%
Capital One Financial Corporation ...............      65,000          4,150,250
MBNA Corporation ................................     120,000          4,628,400
                                                                     -----------
                                                                       8,778,650
Data Processing Services - 1.5%
Automatic Data Processing, Inc. .................     100,000          5,827,000
DST Systems, Inc.* ..............................      70,000          3,486,000
First Data Corporation ..........................      15,000          1,308,750
                                                                     -----------
                                                                      10,621,750
Department Stores - 0.2%
Kohl's Corporation* .............................      15,000          1,067,250

Diversified Financial Services - 7.1%
American Express Company ........................      60,000          2,457,600
Citigroup, Inc. .................................     400,000         19,808,000
Fannie Mae ......................................     150,000         11,982,000
Goldman Sachs Group, Inc. .......................      15,000          1,353,750
J.P. Morgan Chase & Company .....................     100,000          3,565,000
Merrill Lynch & Company, Inc. ...................      90,000          4,984,200
Morgan Stanley Dean Witter & Company ............     110,000          6,304,100
                                                                     -----------
                                                                      50,454,650
Drug Retail - 1.4%
CVS Corporation .................................      60,000          2,059,800
Walgreen Company ................................     200,000          7,838,000
                                                                     -----------
                                                                       9,897,800
Food Retail - 0.7%
Safeway, Inc.* ..................................     105,000          4,727,100

Gas Utilities - 0.5%
El Paso Corporation .............................      86,100          3,790,983

General Merchandise Stores - 3.4%
Family Dollar Stores, Inc. ......................      55,000          1,843,050
Target Corporation ..............................     100,000          4,312,000
Wal-Mart Stores, Inc. ...........................     300,000         18,387,000
                                                                     -----------
                                                                      24,542,050
Health Care Distributors & Services - 1.5%
AmerisourceBergen Corporation ...................      60,000          4,098,000
Cardinal Health, Inc. ...........................      97,500          6,911,775
                                                                     -----------
                                                                      11,009,775
Health Care Equipment - 2.0%
Baxter International, Inc. ......................      80,000          4,761,600
Guidant Corporation* ............................      50,000          2,166,000
Medtronic, Inc. .................................     175,000          7,911,750
                                                                     -----------
                                                                      14,839,350

--------------------------------------------------------------------------------
                           15 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
EQUITY SERIES (CONTINUED)


                                                    Number           Market
COMMON STOCKS (continued)                          of Shares          Value
--------------------------------------------------------------------------------
Health Care Facilities - 0.5%
HCA, Inc. .......................................    40,000          $1,763,200
Tenet Healthcare Corporation* ...................    25,000           1,675,500
                                                                    -----------
                                                                      3,438,700
Home Improvement Retail - 1.6%
Home Depot, Inc. ................................   230,000          11,180,300

Household Products - 1.5%
Colgate-Palmolive Company .......................    50,000           2,857,500
Kimberly-Clark Corporation ......................    55,000           3,555,750
Procter & Gamble Company ........................    50,000           4,504,500
                                                                    -----------
                                                                     10,917,750
Industrial Conglomerates - 6.3%
General Electric Company ........................   900,000          33,705,000
Minnesota Mining & Manufacturing Company ........    40,000           4,600,400
Tyco International, Ltd. ........................   200,000           6,464,000
                                                                    -----------
                                                                     44,769,400
Industrial Machinery - 0.2%
Illinois Tool Works, Inc. .......................    15,000           1,085,250

Insurance Brokers - 0.5%
Marsh & McLennan Companies, Inc. ................    30,000           3,382,200

Integrated Oil & Gas - 5.3%
ChevronTexaco Corporation .......................    45,000           4,062,150
Exxon Mobil Corporation .........................   500,000          21,915,000
Marathon Oil Corporation ........................   120,000           3,456,000
Royal Dutch Petroleum Company ...................   150,000           8,148,000
                                                                    -----------
                                                                     37,581,150
Integrated Telecommunications Services - 2.9%
BellSouth Corporation ...........................   135,000           4,976,100
SBC Communications, Inc. ........................   240,000           8,985,600
Verizon Communications, Inc. ....................   100,000           4,565,000
WorldCom, Inc. - WorldCom Group* ................   250,000           1,685,000
                                                                    -----------
                                                                     20,211,700
IT Consulting & Services - 0.7%
Computer Sciences Corporation* ..................    60,000           3,045,000
Electronic Data Systems Corporation .............    30,000           1,739,700
                                                                    -----------
                                                                      4,784,700
Life & Health Insurance - 1.0%
AFLAC, Inc. .....................................   125,000           3,687,500
MetLife, Inc. ...................................   100,000           3,150,000
                                                                    -----------
                                                                      6,837,500
Motorcyle Manufacturers - 0.6%
Harley-Davidson, Inc. ...........................    75,000           4,134,750



                                                     Number           Market
COMMON STOCKS (continued)                           of Shares          Value
--------------------------------------------------------------------------------
Movies & Entertainment - 1.5%
AOL Time Warner, Inc.* ..........................    200,000         $4,730,000
Viacom, Inc. (Cl. B)* ...........................    120,000          5,804,400
                                                                    -----------
                                                                     10,534,400
Multi-Line Insurance - 2.8%
American International Group, Inc. ..............    200,000         14,428,000
Hartford Financial Services Group, Inc. .........     75,000          5,109,000
                                                                    -----------
                                                                     19,537,000
Multi-Utilities - 0.3%
Williams Companies, Inc. ........................    100,000          2,356,000

Networking Equipment - 1.1%
Cisco Systems, Inc.* ............................    450,000          7,618,500

Oil & Gas Drilling - 0.5%
GlobalSanteFe Corporation .......................    100,000          3,270,000

Oil & Gas Equipment & Services - 0.2%
Halliburton Company .............................    100,000          1,707,000

Oil & Gas Exploration & Production - 0.6%
Anadarko Petroleum Corporation ..................     40,000          2,257,600
Talisman Energy, Inc. ...........................     45,000          1,878,300
                                                                    -----------
                                                                      4,135,900
Packaged Foods - 0.5%
General Mills, Inc. .............................     30,000          1,465,500
Kraft Foods, Inc. ...............................     45,000          1,739,250
                                                                    -----------
                                                                      3,204,750
Pharmaceuticals - 9.9%
Allegran, Inc. ..................................     40,000          2,586,000
Biovail Corporation* ............................     80,000          3,998,400
Bristol-Myers Squibb Company ....................    130,000          5,263,700
Eli Lilly & Company .............................     60,000          4,572,000
Johnson & Johnson ...............................    170,000         11,041,500
Merck & Company, Inc. ...........................    140,000          8,061,200
Pfizer, Inc. ....................................    400,000         15,896,000
Pharmacia Corporation ...........................    120,000          5,409,600
Schering-Plough Corporation .....................    140,000          4,382,000
Wyeth ...........................................    135,000          8,862,750
                                                                    -----------
                                                                     70,073,150
Property & Casualty Insurance - 0.5%
Chubb Corporation ...............................     45,000          3,289,500
Publishing & Printing - 0.7%
Gannet Company, Inc. ............................     40,000          3,044,000
Tribune Company .................................     35,000          1,591,100
                                                                    -----------
                                                                      4,635,100
Semiconductor Equipment - 0.7%
Applied Materials, Inc.* ........................     90,000          4,884,300


--------------------------------------------------------------------------------
                           16 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
EQUITY SERIES (CONTINUED)



                                             Principal
                                             Amount or
                                               Number          Market
COMMON STOCKS (continued)                     of Shares          Value
--------------------------------------------------------------------------------
Semiconductors - 3.8%
Intel Corporation ........................     600,000        $18,246,000
Micron Technology, Inc.* .................     100,000          3,290,000
Texas Instruments, Inc. ..................     120,000          3,972,000
Xilinx, Inc.* ............................      40,000          1,594,400
                                                             ------------
                                                               27,102,400
Soft Drinks - 1.6%
Coca-Cola Company ........................      80,000          4,180,800
PepsiCo, Inc. ............................     140,000          7,210,000
                                                             ------------
                                                               11,390,800
Specialty Chemicals - 0.6%
Ecolab, Inc. .............................     100,000          4,572,000

Specialty Stores - 0.2%
Office Depot, Inc.* ......................      80,000          1,588,000

Systems Software - 4.6%
Microsoft Corporation* ...................     450,000         27,139,500
Oracle Corporation* ......................     400,000          5,120,000
                                                             ------------
                                                               32,259,500
Unit Investment Trust - 7.3%
S&P Mid-Cap 400 Depositary Receipts ......     220,000         21,747,000
S&P 500 Index Fund (Cl.I) ................     260,000         29,928,600
                                                             ------------
                                                               51,675,600
                                                             ------------
Total common stocks - 93.4%                                   661,598,795
U. S. GOVERNMENT & AGENCIES
Federal Farm Credit Bank,
        1.76%, 05-09-02 ..................  $2,900,000          2,894,612
Federal Home Loan Banks:
        1.75%, 04-05-02 ..................  $2,900,000          2,899,436
        1.76%, 04-17-02 ..................  $3,600,000          3,597,200
        1.74%, 04-19-02 ..................  $2,900,000          2,897,477
        1.72%, 05-01-02 ..................  $1,900,000          1,897,277
                                                             ------------
                                                               11,291,390
Federal Home Loan Mortgage Association:
        1.73%, 04-03-02 ..................  $5,000,000          4,999,520
        1.74%, 04-08-02 ..................  $7,200,000          7,197,564
        1.74%, 04-15-02 ..................  $7,300,000          7,295,060
                                                             ------------
                                                               19,492,144
Federal Home Loan Mortgage Corporation:
        1.74%, 04-02-02 ..................  $2,000,000          1,999,904
        1.75%, 04-09-02 ..................  $6,500,000          6,497,472
        1.77%, 04-23-02 ..................  $1,600,000          1,598,269
                                                             ------------
                                                               10,095,645
                                                             ------------
        Total U. S. government & agencies - 6.2%               43,773,791



                                               Principal         Market
                                                Amount            Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.1%
---------------------------
United Missouri Bank, 1.53%, 04-01-02
        (Collateralized by U.S. Treasury Bill,
         09-05-02 with a value of
         $611,313) .......................    $599,000           $599,000
                                                             ------------
        Total investments - 99.7% ........................    705,971,586
        Cash and other assets, less liabilities - 0.3% ...      2,146,758
                                                             ------------
        Total net assets - 100.0% ........................   $708,118,344
                                                             ============


The identified cost of investments owned at March 31, 2002 was the same for federal income tax and financial statement purposes.
*   Non-income producing security
(1) Security is segregated as collateral for futures, options or forward exchange contracts.


--------------------------------------------------------------------------------
                           17 See accompanying notes.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES


                                                    Number           Market
COMMON STOCKS                                     of Shares          Value
--------------------------------------------------------------------------------

Advertising - 0.3%
Interpublic Group of Companies, Inc. ............    700             $23,996
Omnicom Group, Inc. .............................    300              28,320
TMP Worldwide, Inc. .............................    300              10,341
                                                                    --------
                                                                      62,657
Aerospace & Defense - 1.6%
Boeing Company ..................................  1,800              86,850
General Dynamics Corporation ....................    300              28,185
Goodrich Corporation ............................    400              12,656
Honeywell International, Inc.* ..................  1,600              61,232
Lockheed Martin Corporation .....................    800              46,064
Northrop Grumman Corporation ....................    200              22,610
Rockwell Collins, Inc. ..........................    400              10,088
United Technologies Corporation .................    900              66,780
                                                                    --------
                                                                     334,465
Agricultural Products - 0.1%
Archer-Daniels-Midland Company ..................  1,300              18,109

Air Freight & Couriers - 0.2%
FedEx Corporation* ..............................    700              40,670

Airlines - 0.2%
AMR Corporation* ................................    500              13,205
Delta Air Lines, Inc. ...........................    200               6,544
Southwest Airlines Company ......................  1,500              29,025
US Airways Group, Inc.* .........................    100                 645
                                                                    --------
                                                                      49,419
Aluminum - 0.4%
Alcan, Inc. .....................................    600
Alcoa, Inc. .....................................  1,600              60,384
                                                                    --------
                                                                      84,162
Apparel & Accessories - 0.1%
Jones Apparel Group, Inc. .......................    400              13,980
V.F. Corporation ................................    400              17,300
                                                                    --------
                                                                      31,280
Apparel Retail - 0.3%
Gap, Inc. .......................................  1,700              25,568
Limited, Inc. ...................................  1,000              17,900
TJX Companies, Inc. .............................    500              20,005
                                                                    --------
                                                                      63,473


                                                     Number           Market
COMMON STOCKS (continued)                           of Shares          Value
--------------------------------------------------------------------------------
Application Software - 0.6%
Autodesk, Inc.* .................................    400             $18,676
Citrix Systems, Inc.* ...........................    400               6,912
Compuware Corporation* ..........................  1,100              14,201
Intuit, Inc.* ...................................    400              15,344
Mercury Interactive Corporation* ................    200               7,530
Parametric Technology Corporation* ..............    500               3,020
PeopleSoft, Inc.* ...............................    600              21,918
Rational Software Corporation* ..................    600               9,498
Siebel Systems, Inc.* ...........................  1,200              39,132
                                                                    --------
                                                                     136,231
Auto Parts & Equipment - 0.3%
Dana Corporation ................................    300               6,441
Delphi Corporation ..............................  1,100              17,589
Johnson Controls, Inc. ..........................    300              26,493
TRW, Inc. .......................................    200              10,294
Visteon Corporation .............................    300               4,965
                                                                    --------
                                                                      65,782
Automobile Manufacturers - 0.6%
Ford Motor Company ..............................  3,500              57,715
General Motors Corporation ......................  1,200              72,540
                                                                    --------
                                                                     130,255
Banks - 6.0%
AmSouth Bancorporation ..........................    900              19,782
BB&T Corporation ................................    800              30,488
Bank of America Corporation .....................  3,100             210,862
Bank of New York Company, Inc. ..................  1,400              58,828
Bank One Corporation ............................  2,200              91,916
Charter One Financial, Inc. .....................    400              12,488
Comerica, Inc. ..................................    300              18,771
Fifth Third Bancorp .............................  1,100              74,228
FleetBoston Financial Corporation ...............  2,300              80,500
Golden West Financial Corporation ...............    400              25,400
Huntington Bancshares, Inc. .....................    500               9,850
KeyCorp .........................................  1,000              26,650
Marshall & Ilsley Corporation ...................    200              12,448
Mellon Financial Corporation ....................    800              30,872
National City Corporation .......................  1,300              39,988
PNC Financial Services Group ....................    491              30,192
Regions Financial Corporation ...................    400              13,740
SouthTrust Corporation ..........................    600              15,840
SunTrust Banks, Inc. ............................    500              33,365
Synovus Financial Corporation ...................    500              15,240
U.S. Bancorp ....................................  4,000              90,280


--------------------------------------------------------------------------------
                           18 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                    Number           Market
COMMON STOCKS (continued)                          of Shares          Value
--------------------------------------------------------------------------------
Banks (continued)
Union Planters Corporation ......................    400            $18,956
Wachovia Corporation ............................  2,600             96,408
Washington Mutual, Inc. .........................  2,100             69,573
Wells Fargo & Company ...........................  3,300            163,020
Zions Bancorporation ............................    100              5,927
                                                                 ----------
                                                                  1,295,612
Biotechnology - 1.1%
Amgen, Inc.* ....................................  2,100            125,328
Biogen, Inc.* ...................................    300             14,718
Chiron Corporation* .............................  1,200             36,312
Genzyme Corporation* ............................    500             22,945
Immunex Corporation* ............................    500             21,835
MedImmune, Inc.* ................................    500             19,665
                                                                 ----------
                                                                    240,803
Brewers - 0.4%
Anheuser-Busch Companies, Inc. ..................  1,700             88,740

Broadcasting & Cable TV - 0.6%
Clear Channel Communications, Inc.* .............  1,200             61,692
Comcast Corporation* ............................  1,200             38,160
General Motors Corporation (Cl.H)* ..............      3                 49
Univision Communications, Inc.* .................    500             21,000
                                                                 ----------
                                                                    120,901
Building Products - 0.2%
Masco Corporation ...............................  1,200             32,940

Casinos & Gaming - 0.2%
Harrah's Entertainment, Inc.* ...................    300             13,278
International Game Technology* ..................    400             24,928
                                                                 ----------
                                                                     38,206
Commercial Printing - 0.1%
R. R. Donnelley & Sons Company ..................    500             15,550

Computer & Electronics Retail - 0.2%
Best Buy Company, Inc.* .........................    500             39,600
Circuit City Stores - Circuit City Group ........    400              7,216
                                                                 ----------
                                                                     46,816


                                                    Number           Market
COMMON STOCKS (continued)                          of Shares          Value
--------------------------------------------------------------------------------
Computer Hardware - 3.2%
Apple Computer, Inc.* ...........................    900            $21,303
Compaq Computer Corporation .....................  3,300             34,485
Dell Computer Corporation* ......................  5,200            135,772
Gateway, Inc.* ..................................   ,300              8,216
Hewlett-Packard Company .........................  3,700             66,378
International Business Machines Corporation .....  3,300            343,200
NCR Corporation* ................................    300             13,425
Palm, Inc.* .....................................  1,100              4,389
Sun Microsystems, Inc.* .........................  6,300             55,566
                                                                 ----------
                                                                    682,734
Computer Storage & Peripherals - 0.4%
EMC Corporation* ................................  4,300             51,256
Lexmark International, Inc.* ....................    300             17,154
Network Appliance, Inc.* ........................    600             12,228
                                                                 ----------
                                                                     80,638
Construction & Engineering - 0.0%
Fluor Corporation ...............................    100              4,079
McDermott International, Inc. ...................    400              6,220
                                                                 ----------
                                                                     10,299
Construction & Farm Machinery - 0.4%
Caterpillar, Inc. ...............................    600             34,110
Deere & Company .................................    400             18,220
Navistar International Corporation* .............    100              4,430
PACCAR, Inc. ....................................    300             21,963
                                                                 ----------
                                                                     78,723
Construction Materials - 0.0%
Vulcan Materials Company ........................    100              4,754

Consumer Finance - 0.8%
Capital One Financial Corporation ...............    500             31,925
Countrywide Credit Industries, Inc. .............    200              8,950
Household International, Inc. ...................  1,000             56,800
MBNA Corporation ................................  1,800             69,426
Providian Financial Corporation .................    500              3,775
                                                                 ----------
                                                                    170,876
Data Processing Services - 1.1%
Automatic Data Processing, Inc. .................  1,200             69,924
Concord EFS, Inc.* ..............................  1,100             36,575
First Data Corporation ..........................    700             61,075
Fiserv, Inc.* ...................................    500             22,995
Paychex, Inc. ...................................    700             27,790
Sabre Holdings Corporation* .....................    300             14,013
                                                                 ----------
                                                                    232,372


--------------------------------------------------------------------------------
                           19 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                       Number           Market
COMMON STOCKS (continued)                            of Shares          Value
--------------------------------------------------------------------------------

Department Stores - 0.6%
Dillard's, Inc. .................................        600            $14,316
Federated Department Stores, Inc.* ..............        500             20,425
Kohl's Corporation* .............................        600             42,690
May Department Stores Company ...................        500             17,425
Sears, Roebuck & Company ........................        600             30,762
                                                                     ----------
                                                                        125,618
Diversified Chemicals - 0.8%
Dow Chemical Company ............................      1,900             62,168
E.I. du Pont de Nemours & Company ...............      2,000             94,300
Eastman Chemical Company ........................        200              9,758
Engelhard Corporation ...........................        200              6,206
Hercules, Inc.* .................................        600              7,986
                                                                     ----------
                                                                        180,418
Diversified Commercial Services - 0.6%
Cendant Corporation* ............................      2,100             40,320
Cintas Corporation ..............................        300             14,958
Convergys Corporation* ..........................        500             14,785
Deluxe Corporation ..............................        300             13,878
Equifax, Inc. ...................................        500             14,950
H.R. Block, Inc. ................................        400             17,780
IMS Health, Inc. ................................        600             13,470
                                                                     ----------
                                                                        130,141
Diversified Financial Services - 6.4%
Ambac Financial Group, Inc. .....................        300              7,721
American Express Company ........................      2,600            106,496
Bear Stearns Companies, Inc. ....................        400             25,100
Charles Schwab Corporation ......................      2,600             34,034
Citigroup, Inc. .................................      9,900            490,248
Fannie Mae ......................................      2,000            159,760
Franklin Resources, Inc. ........................        500             20,960
Freddie Mac .....................................      1,400             88,718
J.P. Morgan Chase & Company, Inc. ...............      3,900            139,035
Merrill Lynch & Company, Inc. ...................      1,600             88,608
Moody's Corporation .............................        500             20,550
Morgan Stanley Dean Witter & Company ............      2,100            120,351
State Street Corporation ........................        600             33,228
USA Education, Inc. .............................        300             29,340
                                                                     ----------
                                                                      1,374,149
Diversified Metals & Mining - 0.1%
Freeport-McMoran Copper & Gold, Inc. (Cl.B)* ....        600             10,572
Inco, Ltd.* .....................................        400              7,828
Phelps Dodge Corporation ........................        300             12,630
                                                                     ----------
                                                                         31,030
Drug Retail - 0.2%
Walgreen Company ................................      1,200             47,028


                                                       Number           Market
COMMON STOCKS (continued)                            of Shares          Value
--------------------------------------------------------------------------------
Electric Utilities - 2.3%
AES Corporation* ................................      1,000             $9,000
Allegheny Energy, Inc. ..........................        200              8,270
American Electric Power Company, Inc. ...........        600             27,654
CMS Energy Corporation ..........................        300              6,789
Calpine Corporation* ............................        600              7,620
Cinergy Corporation .............................        300             10,725
Constellation Energy Group ......................        300              9,255
DTE Energy Company ..............................        300             13,650
Dominion Resources, Inc. ........................        600             39,096
Duke Energy Corporation .........................      1,600             60,480
Edison International ............................        900             15,075
Entergy Corporation .............................        400             17,364
Exelon Corporation ..............................        600             31,782
FPL Group, Inc. .................................        300             17,865
FirstEnergy Corporation .........................        700             24,206
Mirant Corporation* .............................      1,100             15,895
PG&E Corporation ................................        800             18,848
PPL Corporation .................................        300             11,883
Pinnacle West Capital Corporation ...............        200              9,070
Progress Energy, Inc. ...........................        400             20,016
Public Service Enterprise Group, Inc. ...........        500             22,900
Southern Company ................................      1,300             34,437
TXU Corporation .................................        600             32,706
TECO Energy, Inc. ...............................        200              5,726
Xcel Energy, Inc. ...............................        600             15,210
                                                                     ----------
                                                                        485,522
Electrical Components & Equipment - 0.4%
American Power Conversion Corporation* ..........        700             10,346
Cooper Industries, Inc. .........................        300             12,585
Emerson Electric Company ........................        800             45,912
Molex, Inc. .....................................        300             10,401
Power-One, Inc.* ................................        700              5,726
Rockwell Automation, Inc. .......................        400              8,024
Thomas & Betts Corporation ......................        100              2,116
                                                                     ----------
                                                                         95,110
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc.* .....................        900             31,464
Jabil Circuit, Inc.* ............................        600             14,118
Millipore Corporation* ..........................        200              8,848
PerkinElmer, Inc. ...............................        200              3,700
Sanmina-Sci Corporation* ........................      1,000             11,750
Solectron Corporation* ..........................      1,600             12,480
Symbol Technologies, Inc. .......................        400              4,496
Tektronix, Inc. .................................        400              9,464
Thermo Electron Corporation* ....................        600             12,438
Waters Corporation* .............................        300              8,391
                                                                     ----------
                                                                        117,149

--------------------------------------------------------------------------------
                           20 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                       Number           Market
COMMON STOCKS (continued)                            of Shares          Value
--------------------------------------------------------------------------------
Employment Services - 0.1%
Robert Half International, Inc.* ................       500          $14,760

Environmental Services - 0.2%
Allied Waste Industries, Inc.* ..................       400            5,200
Waste Management, Inc. ..........................     1,100           29,975
                                                                    --------
                                                                      35,175
Food Distributors - 0.2%
SYSCO Corporation ...............................     1,200           35,784

Food Retail - 0.5%
Albertson's, Inc. ...............................       700           23,198
Kroger Company ..................................     1,800           39,888
Safeway, Inc.* ..................................     1,000           45,020
Winn-Dixie Stores, Inc. .........................       300            4,812
                                                                    --------
                                                                     112,918
Footwear - 0.2%
NIKE, Inc. (Cl.B) ...............................       500           30,005
Reebok International, Ltd.* .....................       300            8,109
                                                                    --------
                                                                      38,114
Forest Products - 0.1%
Louisiana-Pacific Corporation ...................       600            6,444
Weyerhaeuser Company ............................       400           25,144
                                                                    --------
                                                                      31,588
Gas Utilities - 0.5%
El Paso Energy Corporation ......................     1,000           44,030
KeySpan Corporation .............................       200            7,278
Kinder Morgan, Inc. .............................       400           19,372
NICOR, Inc. .....................................       100            4,555
NiSource, Inc. ..................................       600           13,770
NiSource, Inc. - Sails*(2) ......................        69              160
Sempra Energy ...................................       600           15,090
                                                                    --------
                                                                     104,255
General Merchandise Stores - 3.0%
Big Lots, Inc.* .................................       600            8,430
Costco Wholesale Corporation* ...................     1,000           39,820
Dollar General Corporation ......................       600            9,768
Family Dollar Stores, Inc. ......................       300           10,053
Target Corporation ..............................     1,000           43,120
Wal-Mart Stores, Inc. ...........................     8,600          527,094
                                                                    --------
                                                                     638,285
Gold - 0.2%
Barrick Gold Corporation ........................     1,000           18,560
Newmont Mining Corporation ......................       700           19,383
Placer Dome, Inc. ...............................     1,200           14,700
                                                                    --------
                                                                      52,643


                                                       Number           Market
COMMON STOCKS (continued)                            of Shares          Value
--------------------------------------------------------------------------------
Health Care Distributors & Services - 0.3%
Cardinal Health, Inc. ...........................       400          $28,356
McKesson HBOC, Inc. .............................       500           18,715
Quintiles Transnational Corporation* ............       900           15,975
                                                                    --------
                                                                      63,046
Health Care Equipment - 1.4%
Baxter International, Inc. ......................     1,300           77,376
Becton, Dickinson & Company .....................       400           15,088
Biomet, Inc.* ...................................       500           13,530
Boston Scientific Corporation* ..................     1,000           25,090
C.R. Bard, Inc. .................................       100            5,905
Guidant Corporation* ............................       700           30,324
Medtronic, Inc. .................................     2,300          103,983
St. Jude Medical, Inc.* .........................       200           15,430
Stryker Corporation* ............................       300           18,099
                                                                    --------
                                                                     304,825
Health Care Facilities - 0.5%
HCA - The Healthcare Company ....................       300           13,224
HEALTHSOUTH Corporation* ........................     1,100           15,785
Health Management Association, Inc. .............       700           14,511
Manor Care, Inc.* ...............................       400            9,320
Tenet Healthcare Corporation* ...................       800           53,616
                                                                    --------
                                                                     106,456
Home Furnishings - 0.0%
Leggett & Platt, Inc. ...........................       300            7,440

Home Improvement Retail - 1.3%
Home Depot, Inc. ................................     4,500          218,745
Lowe's Companies, Inc. ..........................     1,500           65,235
Sherwin-Williams Company ........................       200            5,696
                                                                    --------
                                                                     289,676
Homebuilding - 0.1%
Centex Corporation ..............................       100            5,193
KB HOME .........................................       400           17,360
Pulte Homes, Inc. ...............................       100            4,785
                                                                    --------
                                                                      27,338
Hotels - 0.3%
Carnival Corporation ............................     1,500           48,975
Hilton Hotels Corporation .......................       694            9,924
Starwood Hotels & Resorts Worldwide, Inc. .......       300           11,283
                                                                    --------
                                                                      70,182
Household Appliances - 0.2%
Black & Decker Corporation ......................       300           13,962
Maytag Corporation ..............................       300           13,275
Stanley Works ...................................       100            4,625
Whirlpool Corporation ...........................       100            7,555
                                                                    --------
                                                                      39,417


--------------------------------------------------------------------------------
                           21 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                     Number        Market
COMMON STOCKS (continued)                           of Shares       Value
--------------------------------------------------------------------------------

Household Products - 1.8%
Clorox Company ..................................       700        $30,541
Colgate-Palmolive Company .......................     1,100         62,865
Kimberly-Clark Corporation ......................     1,000         64,650
Procter & Gamble Company ........................     2,500        225,225
                                                                ----------
                                                                   383,281
Housewares & Specialties - 0.2%
American Greetings Corporation ..................       900         16,335
Fortune Brands, Inc. ............................       200          9,874
Newell Rubbermaid, Inc. .........................       500         15,980
Tupperware Corporation ..........................       100          2,275
                                                                ----------
                                                                    44,464
Industrial Conglomerates - 4.3%
General Electric Company ........................    19,200        719,040
Minnesota Mining & Manufacturing Company ........       700         80,507
Textron, Inc. ...................................       200         10,220
Tyco International, Ltd. ........................     3,900        126,048
                                                                ----------
                                                                   935,815
Industrial Gases - 0.2%
Air Products & Chemicals, Inc. ..................       400         20,660
Praxair, Inc. ...................................       300         17,940
                                                                ----------
                                                                    38,600
Industrial Machinery - 0.6%
Danaher Corporation .............................       300         21,306
Dover Corporation ...............................       600         24,600
Eaton Corporation ...............................       109          8,827
Illinois Tool Works, Inc. .......................       600         43,410
Ingersoll-Rand Company ..........................       300         15,006
ITT Industries, Inc. ............................        95          5,989
Pall Corporation ................................       300          6,147
Parker-Hannifin Corporation .....................       200          9,980
                                                                ----------
                                                                   135,265
Insurance Brokers - 0.3%
Aon Corporation .................................       400         14,000
Marsh & McLennan Companies, Inc. ................       500         56,370
                                                                ----------
                                                                    70,370
Integrated Oil & Gas - 5.0%
Amerada Hess Corporation ........................       300         23,808
ChevronTexaco Corporation .......................     1,700        153,459
Conoco, Inc. (Cl.B) .............................     1,100         32,098
Exxon Mobil Corporation .........................    13,200        578,556
Occidental Petroleum Corporation ................       900         26,235
Phillips Petroleum Company ......................       700         43,960
Royal Dutch Petroleum Company ...................     4,100        222,712
                                                                ----------
                                                                 1,080,828


                                                     Number        Market
COMMON STOCKS (continued)                           of Shares       Value
--------------------------------------------------------------------------------
Integrated Telecommunication Services - 4.1%
AT&T Corporation ................................     8,600       $135,020
ALLTEL Corporation ..............................       600         33,330
BellSouth Corporation ...........................     3,600        132,696
CenturyTel, Inc. ................................       200          6,800
Citizens Communications Company .................       600          6,450
Qwest Communications International, Inc. ........     3,200         26,304
SBC Communications, Inc. ........................     6,500        243,360
Sprint FON Corporation ..........................     2,200         33,638
Verizon Communications, Inc. ....................     5,200        237,380
WorldCom, Inc. - WorldCom Group* ................     5,700         38,418
                                                                ----------
                                                                   893,396
Internet Software & Services - 0.1%
Yahoo!, Inc.* ...................................     1,400         25,858

IT Consulting & Services - 0.4%
Computer Sciences Corporation* ..................       400         20,300
Electronic Data Systems Corporation .............       900         52,191
Sapient Corporation* ............................       300          1,425
Unisys Corporation* .............................     1,000         12,630
                                                                ----------
                                                                    86,546
Leisure Products - 0.0%
Brunswick Corporation ...........................       100          2,732
Hasbro, Inc. ....................................       300          4,746
                                                                ----------
                                                                     7,478
Life & Health Insurance - 0.8%
AFLAC, Inc. .....................................       900         26,550
Conseco Inc.* ...................................       700          2,534
Jefferson-Pilot Corporation .....................       200         10,016
John Hancock Financial Services, Inc. ...........       500         19,095
Lincoln National Corporation ....................       600         30,438
MetLife, Inc. ...................................     1,600         50,400
Torchmark Corporation ...........................       200          8,058
UNUMProvident Corporation .......................       700         19,551
                                                                ----------
                                                                   166,642
Managed Health Care - 0.6%
Aetna, Inc. .....................................       200          7,764
CIGNA Corporation ...............................       300         30,417
Humana, Inc.* ...................................       700          9,471
UnitedHealth Group, Inc. ........................       600         45,852
WellPoint Health Networks, Inc.* ................       400         25,468
                                                                ----------
                                                                   118,972
Metal & Glass Containers - 0.1%
Ball Corporation ................................       100          4,722
Pactiv Corporation* .............................       500         10,010
                                                                ----------
                                                                    14,732


--------------------------------------------------------------------------------
                           22 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                  Number           Market
COMMON STOCKS (continued)                        of Shares         Value
--------------------------------------------------------------------------------
Motorcycle Manufacturers 0.1%
Harley-Davidson, Inc. ...........................    500        $27,565

Movies & Entertainment - 2.0%
AOL Time Warner, Inc.* ..........................  8,600        203,390
Viacom, Inc. (Cl.B)* ............................  3,500        169,295
Walt Disney Company .............................  2,600         60,008
                                                             ----------
                                                                432,693
Multi-Line Insurance - 1.8%
American International Group, Inc. ..............  4,600        331,844
Hartford Financial Services
Group, Inc. .....................................    400         27,248
Loews Corporation ...............................    400         23,432
                                                             ----------
                                                                382,524
Multi-Utilities - 0.2%
Dynegy, Inc. ....................................    700         20,300
Williams Companies, Inc. ........................  1,000         23,560
                                                             ----------
                                                                 43,860
Networking Equipment - 1.1%
Avaya, Inc.* ....................................    600          4,428
Cisco Systems, Inc.* ............................ 14,200        240,406
                                                             ----------
                                                                244,834
Office Electronics - 0.1%
Xerox Corporation ...............................  1,800         19,350

Office Services & Supplies - 0.2%
Avery Dennison Corporation ......................    200         12,206
Pitney Bowes, Inc. ..............................    600         25,680
                                                             ----------
                                                                 37,886
Oil & Gas Drilling - 0.3%
Nabors Industries, Inc.* ........................    300         12,675
Noble Drilling Corporation* .....................    300         12,417
Rowan Companies, Inc.* ..........................    400          9,216
Transocean Sedco Forex, Inc. ....................    800         26,584
                                                             ----------
                                                                 60,892
Oil & Gas Equipment & Services - 0.5%
Baker Hughes, Inc. ..............................    600         22,950
Halliburton Company .............................    800         13,656
Schlumberger, Ltd. ..............................  1,100         64,702
                                                             ----------
                                                                101,308
Oil & Gas Exploration & Production - 0.5%
Anadarko Petroleum Corporation ..................    500         28,220
Burlington Resources, Inc. ......................    700         28,063
Devon Energy Corporation ........................    300         14,481
EOG Resources, Inc. .............................    200          8,112
Kerr-McGee Group ................................    200         12,570
Unocal Corporation ..............................    400         15,580
                                                             ----------
                                                                107,026


                                                  Number         Market
COMMON STOCKS (continued)                        of Shares       Value
--------------------------------------------------------------------------------
Oil & Gas Refining & Marketing - 0.0%
Ashland, Inc. ...................................    100         $4,551
Sunoco, Inc. ....................................    100          4,001
                                                             ----------
                                                                  8,552
Packaged Foods - 1.2%
ConAgra Foods, Inc. .............................  1,200         29,100
General Mills, Inc. .............................    700         34,195
H.J. Heinz Company ..............................    800         33,200
Hershey Foods Corporation .......................    400         27,416
Kellogg Company .................................    700         23,499
Sara Lee Corporation ............................  1,500         31,140
Unilever N.V ....................................  1,100         62,480
Wm. Wrigley Jr. Company .........................    400         21,324
                                                             ----------
                                                                262,354
Paper Packaging - 0.2%
Bemis Company, Inc. .............................    300         16,305
Sealed Air Corporation* .........................    300         14,124
Temple-Inland, Inc. .............................    100          5,672
                                                             ----------
                                                                 36,101
Paper Products - 0.3%
Boise Cascade Corporation .......................    100          3,624
Georgia-Pacific Group ...........................    400         11,980
International Paper Company .....................    900         38,709
MeadWestvaco Corporation ........................    300          9,945
                                                             ----------
                                                                 64,258
Personal Products - 0.5%
Avon Products, Inc. .............................    600         32,592
Gillette Company ................................  2,000         68,020
 ................................................            ----------
                                                                100,612
Pharmaceuticals - 8.9%
Abbott Laboratories .............................  3,000        157,800
Allergan, Inc. ..................................    200         12,930
Bristol-Myers Squibb Company ....................  3,000        121,470
Eli Lilly & Company .............................  2,200        167,640
Forest Laboratories, Inc.* ......................    500         40,850
Johnson & Johnson ...............................  5,900        383,205
King Pharmaceuticals, Inc.* .....................    600         21,006
Merck & Company, Inc. ...........................  3,900        224,562
Pfizer, Inc. .................................... 12,100        480,854
Pharmacia Corporation ...........................  1,800         81,144
Schering-Plough Corporation .....................  2,800         87,640
Watson Pharmaceuticals, Inc.* ...................    300          8,127
Wyeth ...........................................  2,100        137,865
                                                             ----------
                                                              1,925,093
Photographic Products - 0.1%
Eastman Kodak Company ...........................    800         24,936


--------------------------------------------------------------------------------
                           23 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                     Number          Market
COMMON STOCKS (continued)                           of Shares        Value
--------------------------------------------------------------------------------
Property & Casualty Insurance - 0.8%
ACE, Ltd. .......................................      700           $29,190
Allstate Corporation ............................    1,400            52,878
Cincinnati Financial Corporation ................      300            13,098
MBIA, Inc. ......................................      400            21,876
MGIC Investment Corporation .....................      300            20,529
Progressive Corporation .........................      100            16,662
SAFECO Corporation ..............................      200             6,408
XL Capital, Ltd. ................................      200            18,670
                                                                    --------
                                                                     179,311
Publishing & Printing - 0.6%
Dow Jones & Company, Inc. .......................      300            17,466
Gannett Company, Inc. ...........................      500            38,050
Knight-Ridder, Inc. .............................      100             6,869
McGraw-Hill Companies, Inc. .....................      500            34,125
New York Times Company ..........................      200             9,572
Tribune Company .................................      500            22,730
                                                                    --------
                                                                     128,812
Railroads - 0.5%
Burlington Northern Santa Fe Corporation ........      700            21,126
CSX Corporation .................................      400            15,244
Norfolk Southern Corporation ....................      700            16,758
Union Pacific Corporation .......................      700            43,498
                                                                    --------
                                                                      96,626
Real Estate Investment Trusts - 0.2%
Equity Office Properties Trust ..................      700            20,993
Equity Residential Properties Trust .............      500            14,370
Plum Creek Timber Company, Inc. .................      500            14,855
                                                                    --------
                                                                      50,218
Restaurants - 0.6%
Darden Restaurants, Inc. ........................      200             8,118
McDonald's Corporation ..........................    2,500            69,375
Starbucks Corporation* ..........................      900            20,817
Tricon Global Restaurants, Inc.* ................      400            23,512
Wendy's International, Inc. .....................      100             3,498
                                                                    --------
                                                                     125,320
Semiconductor Equipment - 0.7%
Applied Materials, Inc.* ........................    1,700            92,259
KLA-Tencor Corporation* .........................      400            26,600
Novellus Systems, Inc.* .........................      400            21,652
Teradyne, Inc.* .................................      500            19,715
                                                                    --------
                                                                     160,226



                                                     Number          Market
COMMON STOCKS (continued)                           of Shares        Value
--------------------------------------------------------------------------------
Semiconductors - 3.7%
Advanced Micro Devices, Inc.* ...................    1,000           $14,710
Altera Corporation* .............................      700            15,309
Analog Devices, Inc.* ...........................      800            36,032
Applied Micro Circuits Corporation* .............    1,200             9,600
Broadcom Corporation* ...........................      600            21,540
Conexant Systems, Inc.* .........................      900            10,845
Intel Corporation ...............................   13,200           401,412
LSI Logic Corporation* ..........................    1,000            17,000
Maxim Integrated Products, Inc.* ................      700            38,997
Micron Technology, Inc.* ........................    1,300            42,770
National Semiconductor Corporation* .............      500            16,845
Nvidia Corporation* .............................      300            13,308
PMC-Sierra, Inc.* ...............................      300             4,884
QLogic Corporation* .............................      300            14,856
Texas Instruments, Inc. .........................    3,600           119,160
Vitesse Semiconductor Corporation* ..............      900             8,820
Xilinx, Inc.* ...................................      600            23,916
                                                                    --------
                                                                     810,004
Soft Drinks - 2.1%
Coca-Cola Company ...............................    4,800           250,848
Coca-Cola Enterprises, Inc. .....................      900            16,902
Pepsi Bottling Group, Inc. ......................      500            12,935
PepsiCo, Inc. ...................................    3,400           175,100
                                                                    --------
                                                                     455,785
Specialty Chemicals - 0.2%
Ecolab, Inc. ....................................      200             9,144
International Flavor & Fragrances, Inc. .........      100             3,497
PPG Industries, Inc. ............................      300            16,473
Rohm & Haas Company .............................      400            16,908
Sigma-Aldrich Corporation .......................      100             4,696
                                                                    --------
                                                                      50,718
Specialty Stores - 0.5%
AutoZone, Inc.* .................................      200            13,770
Bed Bath & Beyond, Inc.* ........................      600            20,250
Office Depot, Inc.* .............................    1,200            23,820
Staples, Inc.* ..................................    1,500            29,955
Tiffany & Company ...............................      200             7,110
Toys 'R' Us, Inc.* ..............................      600            10,776
                                                                    --------
                                                                     105,681
Steel - 0.1%
Allegheny Technologies, Inc. ....................      500             8,270
Nucor Corporation ...............................      100             6,424
United States Steel Corporation .................      200             3,630
Worthington Industries, Inc. ....................      200             3,072
                                                                    --------
                                                                      21,396



--------------------------------------------------------------------------------
                           24 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                   Principal
                                                    Amount or
                                                     Number          Market
COMMON STOCKS (continued)                           of Shares        Value
--------------------------------------------------------------------------------
Systems Software - 4.1%
Adobe Systems, Inc. .............................          600           $24,174
BMC Software, Inc.* .............................          700            13,615
Computer Associates International, Inc. .........        1,700            37,213
Microsoft Corporation* ..........................       10,600           639,286
Novell, Inc.* ...................................          700             2,723
Oracle Corporation* .............................       10,600           135,680
VERITAS Software Corporation* ...................          800            35,064
                                                                      ----------
                                                                         887,755
Telecommunications Equipment - 1.2%
ADC Telecommunications, Inc.* ...................        1,600             6,512
Andrew Corporation* .............................          400             6,692
CIENA Corporation* ..............................        1,300            11,700
Comverse Technology, Inc.* ......................          400             5,068
Corning, Inc. ...................................        1,800            13,716
JDS Uniphase Corporation* .......................        2,600            15,314
Lucent Technologies, Inc. .......................        6,600            31,218
Motorola, Inc. ..................................        4,300            61,060
Nortel Networks Corporation .....................        6,200            27,838
QUALCOMM, Inc.* .................................        1,500            56,460
Scientific-Atlanta, Inc. ........................          800            18,480
Tellabs, Inc.* ..................................          800             8,376
                                                                      ----------
                                                                         262,434
Tires & Rubber - 0.1%
Cooper Tire & Rubber Company ....................          100             2,165
Goodyear Tire & Rubber Company ..................          500            12,785
                                                                      ----------
                                                                          14,950
Tobacco - 1.0%
Philip Morris Companies, Inc. ...................        4,300           226,481
UST, Inc. .......................................          300            11,679
                                                                      ----------
                                                                         238,160
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc. .............................          100             5,623

Trucking - 0.0%
Ryder System, Inc. ..............................          100             2,954

Wireless Telecommunication Services - 0.3%
AT&T Wireless Services* .........................        5,200            46,540
Nextel Communications, Inc.* ....................        1,500             8,070
Sprint PCS Group* ...............................        1,900            19,551
                                                                      ----------
                                                                          74,161
                                                                      ----------
   Total common stocks - 93.7% ...............................        20,266,759

U.S. GOVERNMENT SECURITIES - 0.5%
---------------------------------
U.S. Treasury Bill, 1.53%,
   04-18-02 .....................................     $105,000           104,914


                                                        Principal        Market
COMMON STOCKS (Continued)                                 Amount         Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 5.9%
---------------------------
United Missouri Bank, 1.53%,
   04-01-02 (Collateralized by
   U.S. Treasury Bill, 09-05-02
   with a value of $1,307,833) ..................   $1,282,000        $1,282,000
                                                                     -----------
   Total investments - 100.1% ................................        21,653,673
   Liabilities, less cash and other assets - (0.1%) ..........          (27,155)
                                                                     -----------
   Total net assets - 100.0% .................................       $21,626,518
                                                                     ===========


The identified cost of investments owned at March 31, 2002 was the same for federal income tax and financial statement purposes.

*   Non-income producing security

(1) Security is segregated as collateral for futures, options or forward exchange contracts.

(2) SAILS - Stock Appreciation Income Linked Security - is the term used for a unit consisted of a zero coupon debt security and a forward equity contract.



--------------------------------------------------------------------------------
                           25 See accompanying notes.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
TOTAL RETURN SERIES

                                                        Number          Market
COMMON STOCKS                                          of Shares        Value
--------------------------------------------------------------------------------
Advertising - 1.5%
Omnicom Group, Inc. .............................        950           $89,680

Aerospace & Defense - 0.9%
General Dynamics Corporation ....................        350            32,883
United Technologies Corporation .................        300            22,260
                                                                      --------
                                                                        55,143
Aluminum - 0.6%
Alcoa, Inc. .....................................        900            33,966

Apparel - Retail - 0.4%
Abercrombie & Fitch Company* ....................        800            24,640

Application Software - 0.6%
Amdocs, Ltd.* ...................................      1,300            34,645

Auto Parts & Equipment - 0.6%
Delphi Corporation ..............................      1,100            17,589
Lear Corporation* ...............................        400            19,040
                                                                      --------
                                                                        36,629
Automobile Manufacturers - 0.8%
Ford Motor Company ..............................      1,200            19,788
General Motors Corporation ......................        400            24,180
                                                                      --------
                                                                        43,968
Banks - 3.0%
Bank of New York Company, Inc. ..................      1,450            60,929
Bank One Corporation ............................        700            29,246
FleetBoston Financial Corporation ...............      1,700            59,500
Wells Fargo & Company ...........................        600            29,640
                                                                      --------
                                                                       179,315
Brewers - 0.4%
Anheuser-Busch Companies, Inc. ..................        500            26,100

Broadcasting & Cable TV - 4.0%
Adelphia Communications Corporation* ............        600             8,940
Cablevision Systems New York Group* .............        500            17,000
Clear Channel Communications, Inc.* .............      1,025            52,695
Comcast Corporation* ............................      1,800            57,240
Liberty Media Corporation* ......................      5,700            72,048
Univision Communications, Inc.* .................        600            25,200
                                                                      --------
                                                                       233,123
Computer Hardware - 2.9%
Dell Computer Corporation* ......................      3,600            93,996
International Business Machines Corporation .....        300            31,200
Sun Microsystems, Inc.* .........................      5,300            46,746
                                                                      --------
                                                                       171,942


                                                        Number          Market
COMMON STOCKS (continued)                             of Shares          Value
--------------------------------------------------------------------------------
Computer Storage & Peripherals - 1.7%
EMC Corporation* ................................      3,400           $40,528
Network Appliance, Inc.* ........................      3,050            62,159
                                                                      --------
                                                                       102,687
Consumer Finance - 0.9%
Capital One Financial Corporation ...............        400            25,540
MBNA Corporation ................................        700            26,999
                                                                      --------
                                                                        52,539
Data Processing Services - 0.5%
Automatic Data Processing, Inc. .................        550            32,048

Department Stores - 0.5%
Kohl's Corporation* .............................        400            28,460

Diversified Chemicals - 0.3%
Dow Chemical Company ............................        600            19,632

Diversified Financial Services - 10.5%
American Express Company ........................      1,850            75,776
Citigroup, Inc. .................................      3,966           196,396
Fannie Mae ......................................        900            71,892
Goldman Sachs Group, Inc. .......................        600            54,150
J.P. Morgan Chase & Company .....................      3,425           122,101
Merrill Lynch & Company, Inc. ...................        900            49,842
Morgan Stanley Dean Witter & Company ............        800            45,848
                                                                      --------
                                                                       616,005
Drug Retail - 1.2%
CVS Corporation .................................        600            20,598
Walgreen Company ................................      1,200            47,028
                                                                      --------
                                                                        67,626
Food Retail - 0.5%
Safeway, Inc.* ..................................        600            27,012

Gas Utilities - 0.8%
El Paso Corporation .............................      1,100            48,433

General Merchandise Stores - 3.6%
Target Corporation ..............................        900            38,808
Wal-Mart Stores, Inc. ...........................      2,850           174,677
                                                                      --------
                                                                       213,485
Health Care Distributors & Services - 1.1%
Cardinal Health, Inc. ...........................        875            62,029

Health Care Equipment - 2.2%
Guidant Corporation* ............................        800            34,656
Medtronic, Inc. .................................      2,100            94,941
                                                                      --------
                                                                       129,597
Health Care Facilities - 0.3%
Tenet Healthcare Corporation* ...................        300            20,106

Home Improvement Retail - 1.3%
Home Depot, Inc. ................................      1,600            77,776

--------------------------------------------------------------------------------
                           26 See accompanying notes.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
TOTAL RETURN SERIES

                                                        Number          Market
COMMON STOCKS (continued)                             of Shares          Value
--------------------------------------------------------------------------------
Household Products - 1.3%
Colgate-Palmolive Company .......................          650           $37,147
Kimberly-Clark Corporation ......................          600            38,790
                                                                        --------
                                                                          75,937
Industrial Conglomerates - 6.4%
General Electric Company ........................        6,950           260,278
Tyco International, Ltd. ........................        3,600           116,352
                                                                        --------
                                                                         376,630
Industrial Machinery - 0.3%
Illinois Tool Works, Inc. .......................          250            18,087

Insurance Brokers - 1.2%
Marsh & McLennan Companies, Inc. ................          600            67,644

Integrated Oil & Gas - 4.3%
ChevronTexaco Corporation .......................          400            36,108
Exxon Mobil Corporation .........................        3,500           153,405
Marathon Oil Corporation ........................        1,000            28,800
Royal Dutch Petroleum Company ...................          600            32,592
                                                                        --------
                                                                         250,905
Integrated Telecommunication Services - 2.4%
BellSouth Corporation ...........................        1,100            40,546
SBC Communications, Inc. ........................        1,450            54,288
Verizon Communications, Inc. ....................          600            27,390
WorldCom, Inc. - WorldCom Group* ................        2,400            16,176
                                                                        --------
                                                                         138,400
IT Consulting & Services - 0.5%
Computer Sciences Corporation* ..................          600            30,450

Life & Health Insurance - 0.9%
AFLAC, Inc. .....................................        1,100            32,450
MetLife, Inc. ...................................          700            22,050
                                                                        --------
                                                                          54,500
Motorcycle Manufacturers - 0.4%
Harley-Davidson, Inc. ...........................          400            22,052

Movies & Entertainment - 1.6%
AOL Time Warner, Inc.* ..........................        1,150            27,198
Metro-Goldwyn-Mayer, Inc.* ......................        1,200            19,944
Viacom, Inc. (Cl.B)* ............................        1,000            48,370
                                                                        --------
                                                                          95,512
Multi-Line Insurance - 2.7%
American International Group, Inc. ..............        1,712           123,504
Hartford Financial Services Group, Inc. .........          500            34,060
                                                                        --------
                                                                         157,564
Multi-Utilities - 0.5%
Williams Companies, Inc. ........................        1,300            30,628


                                                        Number          Market
COMMON STOCKS (continued)                             of Shares          Value
--------------------------------------------------------------------------------
Networking Equipment - 1.5%
Cisco Systems, Inc.* ............................        5,300           $89,729

Oil & Gas Drilling - 0.4%
GlobalSantaFe Corporation .......................          800            26,160

Oil & Gas Equipment & Services - 1.1%
Halliburton Company .............................        2,300            39,261
Schlumberger, Ltd. ..............................          450            26,469
                                                                        --------
                                                                          65,730
Oil & Gas Exploration & Production - 0.6%
Anadarko Petroleum Corporation ..................          300            16,932
Talisman Energy, Inc. ...........................          500            20,870
                                                                        --------
                                                                          37,802
Packaged Foods - 0.7%
General Mills, Inc. .............................          400            19,540
Kraft Foods, Inc. ...............................          500            19,325
                                                                        --------
                                                                          38,865
Pharmaceuticals - 10.7%
Bristol-Myers Squibb Company ....................        1,700            68,833
Eli Lilly & Company                                        400            30,480
Johnson & Johnson ...............................          800            51,960
Merck & Company, Inc. ...........................        1,800           103,644
Pfizer, Inc. ....................................        3,500           139,090
Pharmacia Corporation ...........................        1,100            49,588
Schering-Plough Corporation .....................        2,600            81,380
Wyeth ...........................................        1,600           105,040
                                                                        --------
                                                                         630,015
Publishing & Printing - 0.6%
New York Times Company ..........................          700            33,502

Semiconductor Equipment - 1.7%
Applied Materials, Inc.* ........................        1,800            97,686

Semiconductors - 2.9%
Intel Corporation ...............................        4,500           136,845
Micron Technology, Inc.* ........................        1,000            32,900
                                                                        --------
                                                                         169,745
Specialty Chemicals - 0.9%
Ecolab, Inc. ....................................          550            25,146
Rohm & Haas Company .............................          600            25,362
                                                                        --------
                                                                          50,508
Specialty Stores - 0.7%
Office Depot, Inc.* .............................        1,200            23,820
Tiffany & Company ...............................          500            17,775
                                                                        --------
                                                                          41,595
Systems Software - 5.1%
Microsoft Corporation* ..........................        4,300           259,333
Oracle Corporation* .............................        3,200            40,960
                                                                        --------
                                                                         300,000

--------------------------------------------------------------------------------
                           27 See accompanying notes.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
TOTAL RETURN SERIES


                                                      Pricipal
                                                      Amount or
                                                        Number          Market
COMMON STOCKS (continued)                             of Shares          Value
--------------------------------------------------------------------------------
Telecommunications Equipment - 1.0%
Comverse Technology, Inc.* ......................        1,650         $20,905
Nokia Oyj ADR ...................................          800          16,592
Nortel Networks Corporation .....................        2,000           8,980
Tellabs, Inc.* ..................................          900           9,423
                                                                    ----------
                                                                        55,900
Unit Investment Trust - 4.4%
S&P 500 Index Fund (Cl.I) .......................        1,500         172,665
S&P Mid-Cap 400 Depositary Receipts .............          900          88,965

                                                                       261,630
Wireless Telecommunications Services - 0.4%
Sprint Corporation (PCS Group)* .................        2,400          24,696
                                                                    ----------
   Total common stocks - 96.3% ...............................       5,668,751

REPURCHASE AGREEMENT - 7.2%
---------------------------
United Missouri Bank, 1.53%, 04-01-02
(Collateralized by U.S. Treasury Bill,
 09-05-02 with a value of $430,991) .............     $422,000         422,000
                                                                    ----------
 Total investments - 103.5% ..................................       6,090,751
 Liabilities, less cash and other
   assets - (3.5%) ...........................................       (203,154)
                                                                    ----------
 Total net assets - 100.0% ...................................      $5,887,597
                                                                    ==========


The identified cost of investments owned at March 31, 2002 was the same for federal income tax and financial statement purposes.
* Non-income producing security
ADR (American Depositary Receipt)

--------------------------------------------------------------------------------
                           28 See accompanying notes.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
LARGE CAP GROWTH SERIES


                                                        Number          Market
COMMON STOCKS                                          of Shares        Value
--------------------------------------------------------------------------------
Advertising - 0.6%
Omnicom Group, Inc. .............................         600           $56,640

Application Software - 0.6%
Check Point Software
Technologies, Ltd.* .............................         150             4,560
i2 Technologies, Inc.* ..........................         600             3,036
Mercury Interactive Corporation* ................         100             3,765
Rational Software Corporation* ..................         700            11,081
Siebel Systems, Inc.* ...........................       1,000            32,610
                                                                       --------
                                                                         55,052
Banks - 1.2%
Bank of New York Company, Inc. ..................       1,000            42,020
Bank One Corporation ............................       1,200            50,136
Northern Trust Corporation ......................         300            18,033
                                                                       --------
                                                                        110,189
Biotechnology - 1.2%
Amgen, Inc.* ....................................       1,800           107,424

Brewers - 0.9%
Anheuser-Busch Companies, Inc. ..................       1,500            78,300

Broadcasting & Cable TV - 0.8%
Clear Channel Communications, Inc.* .............         376            19,330
Comcast Corporation* ............................       1,200            38,160
Univision Communications, Inc.* .................         400            16,800
                                                                       --------
                                                                         74,290
Computer Hardware - 4.5%
Dell Computer Corporation* ......................       3,600            93,996
International Business Machines Corporation .....       2,300           239,200
Sun Microsystems, Inc.* .........................       7,500            66,150
Sycamore Networks, Inc.* ........................         200               790
                                                                       --------
                                                                        400,136
Computer Storage & Peripherals - 0.9%
EMC Corporation* ................................       3,600            42,912
Network Appliance, Inc.* ........................       1,600            32,608
                                                                       --------
                                                                         75,520
Consumer Finance - 0.5%
Capital One Financial Corporation ...............         700            44,695

Data Processing Services - 0.5%
Paychex, Inc. ...................................       1,050            41,685

Department Stores - 0.8%
Kohl's Corporation* .............................         500            35,575
May Department Stores Company ...................         900            31,365
                                                                       --------
                                                                         66,940


                                                        Number          Market
COMMON STOCKS (continued)                             of Shares          Value
--------------------------------------------------------------------------------
Diversified Financial Services - 0.7%
Charles Schwab Corporation ......................       1,100           $14,399
Merrill Lynch & Company .........................         500            27,690
Morgan Stanley Dean Witter & Company ............         400            22,924
                                                                       --------
                                                                         65,013
Drug Retail - 1.0%
CVS Corporation .................................         700            24,031
Walgreen Company ................................       1,700            66,623
                                                                       --------
                                                                         90,654
Electronic Equipment & Instruments - 0.7%
Celestica, Inc.* ................................         700            25,382
Sanmina Corporation* ............................       1,200            14,100
Flextronics International, Ltd.* ................       1,200            21,900
                                                                       --------
                                                                         61,382
Food Retail - 0.4%
Safeway, Inc.* ..................................         800            36,016

General Merchandise Stores - 4.3%
Wal-Mart Stores, Inc. ...........................       6,300           386,127

Health Care Distributors & Services - 0.6%
Cardinal Health, Inc.* ..........................         700            49,623

Health Care Equipment - 1.3%
Applera Corporation - Applied Biosystems Group ..         300             6,705
Medtronic, Inc. .................................       2,400           108,504
                                                                       --------
                                                                        115,209
Health Care Supplies - 0.1%
Zimmer Holding, Inc.* ...........................         360            12,258

Home Improvement Retail - 2.2%
Home Depot, Inc. ................................       4,100           199,301

Household Products - 2.4%
Colgate-Palmolive Company .......................       1,000            57,150
Kimberly-Clark Corporation ......................       1,100            71,115
Procter & Gamble Company ........................         900            81,081
                                                                       --------
                                                                        209,346
Industrial Conglomerates - 9.2%
General Electric Company ........................      17,500           655,375
Minnesota Mining & Manufacturing Company ........         600            69,006
Tyco International, Ltd. ........................       2,800            90,496
                                                                       --------
                                                                        814,877
Insurance Brokers - 0.5%
Marsh & McLennan Companies, Inc. ................         400            45,096

Integrated Telecommunication Service - 1.0%
Qwest Communications, Inc.* .....................       1,300            10,686
SBC Communications, Inc. ........................       2,000            74,880
                                                                       --------
                                                                         85,566


--------------------------------------------------------------------------------
                           29 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
LARGE CAP GROWTH SERIES (CONTINUED)


                                                        Number          Market
COMMON STOCKS (continued)                             of Shares          Value
--------------------------------------------------------------------------------
IT Consulting & Services - 0.0%
Sapient Corporation* ............................          300           $1,425

Movies & Entertainment - 2.6%
AOL Time Warner, Inc.* ..........................        5,000          118,250
Viacom, Inc. (Cl. B)* ...........................        2,400          116,088
                                                                     ----------
                                                                        234,338
Multi-Line Insurance - 2.6%
American International Group, Inc. ..............        3,200          230,848

Networking Equipment - 2.6%
Cisco Systems, Inc.* ............................       12,700          215,011
Juniper Networks, Inc.* .........................        1,000           12,620
                                                                     ----------
                                                                        227,631
Pharmaceuticals - 19.8%
Allergan, Inc. ..................................          700           45,255
Bristol-Myers Squibb Company ....................        4,200          170,058
Eli Lilly & Company .............................        2,600          198,120
Forest Laboratories, Inc.* ......................          700           57,190
Johnson & Johnson ...............................        5,070          329,297
Merck & Company, Inc. ...........................        2,300          132,434
Pfizer, Inc. ....................................       11,050          439,127
Pharmacia Corporation ...........................        3,100          139,748
Schering-Plough Corporation .....................        2,500           78,250
Watson Pharmaceuticals, Inc.* ...................          700           18,963
Wyeth ...........................................        2,400          157,560
                                                                     ----------
                                                                      1,766,002
Semiconductor Equipment - 1.5%
Applied Materials, Inc.* ........................        1,200           65,124
KLA-Tencor Corporation* .........................          300           19,950
Novellus Systems, Inc.* .........................          900           48,717
                                                                     ----------
                                                                        133,791
Semiconductors - 5.6%
Analog Devices, Inc.* ...........................          800           36,032
Applied Micro Circuits Corporation* .............          200            1,600
Broadcom Corporation* ...........................          300           10,770
Intel Corporation ...............................       11,700          355,797
Micron Technology* ..............................        1,000           32,900
PMC - Sierra, Inc.* .............................          200            3,256
Xilinx, Inc.* ...................................        1,500           59,790
                                                                     ----------
                                                                        500,145
Soft Drinks - 3.6%
Coca-Cola Company ...............................        3,200          167,232
PepsiCo, Inc. ...................................        3,000          154,500
                                                                     ----------
                                                                        321,732


                                                      Principal
                                                      Amount or
                                                        Number          Market
COMMON STOCKS (continued)                             of Shares          Value
--------------------------------------------------------------------------------
Systems Software - 7.1%
Adobe Systems, Inc. .............................          800          $32,232
BEA Systems, Inc.* ..............................          700            9,597
Microsoft Corporation* ..........................        6,900          416,139
Oracle Corporation* .............................        9,600          122,880
VERITAS Software Corporation* ...................        1,100           48,213
                                                                     ----------
                                                                        629,061
Telecommunications Equipment - 0.9%
Comverse Technology, Inc.* ......................          300            3,801
Corning, Inc.* ..................................        1,000            7,620
Corvis Corporation* .............................          100              125
JDS Uniphase Corporation* .......................        1,000            5,890
QUALCOMM, Inc.* .................................        1,100           41,404
Scientific-Atlantic, Inc. .......................          900           20,790
Sonus Networks, Inc.* ...........................          700            1,834
                                                                     ----------
                                                                         81,464
Unit Investment Trust - 7.7%
S&P 500/BARRA Growth Index Fund (Cl.I) ..........        5,700          336,015
S&P MidCap 400 Index Fund (Cl.I) ................        3,200          345,600
                                                                     ----------
                                                                        681,615
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc.* ....................          700            3,766
Sprint Corporation (PCS Group)* .................        1,400           14,406
                                                                     ----------
                                                                         18,172
                                                                     ----------
   Total common stocks - 91.1% ...............................        8,107,563

REPURCHASE AGREEMENT - 9.0%
---------------------------
State Street, 0.65%, 04-01-02
   (Collateralized by FNMA, 4.50%,
   04-25-03 with a value of
   $823,247) ....................................     $802,407          802,407
                                                                     ----------
   Total investments - 100.1% ................................        8,909,970
   Liabilities, less cash & other assets - 0.1% ..............          (10,717)
                                                                     ----------
   Total net assets - 100.0% .................................       $8,899,253
                                                                     ==========



The identified cost of investments owned at March 31, 2002 was the same for federal income tax and financial statement purposes.

* Non-income producing security




--------------------------------------------------------------------------------
                           30 See accompanying notes.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
INTERNATIONAL SERIES


                                               Number                 Market
FOREIGN STOCKS                                of Shares               Value
--------------------------------------------------------------------------------
Australia - 0.4%
M.I.M. Holdings, Ltd. ......................   38,087                $27,441

Belgium - 1.1%
Interbrew ..................................    2,818                 78,055

Brazil - 1.4%
Companhia Vale Do Rio Doce* ................    1,400                 38,346
Embraer- Empresa Brasileira de
  Aeronautica S.A. ADR .....................    1,161                 23,417
Petroleo Brasileiro S.A. - Petrobras ADR ...    1,393                 36,873
                                                                     -------
                                                                      98,636
Canada - 1.5%
Manulife Financial Corporation .............    1,999                 54,780
Royal Bank of Canada .......................    1,591                 53,054
                                                                     -------
                                                                     107,834
Denmark - 1.6%
Danske Bank A/S ............................    3,330                 51,976
Novo Nordisk A/S ...........................    1,430                 56,974
Group 4 Falck A/S ..........................       75                  8,978
                                                                     -------
                                                                     117,928
Finland - 2.2%
Nokia Oyj ..................................    3,800                 80,326
Nokia Oyj ADR ..............................    2,069                 42,911
UPM-Kymmene Oyj ............................      900                 30,778
                                                                     -------
                                                                     154,015
France - 12.1%
Aventis S.A.1 ..............................    2,013                139,086
Axa ........................................    1,600                 36,110
BNP Paribas S.A ............................    2,480                125,270
Groupe Danone ..............................      600                 70,717
PSA Peugeot Citroen ........................      584                 28,837
Pechiney S.A ...............................      490                 26,119
Sanofi-Synthelabo S.A ......................    1,079                 69,281
Societe Generale ...........................    1,207                 76,342
Suez S.A ...................................    3,100                 87,678
TotalFinaElf S.A.1 .........................      965                149,010
Vinci S.A ..................................      845                 54,735
                                                                     -------
                                                                     863,185


                                               Number                 Market
FOREIGN STOCKS (continued)                    of Shares                Value
--------------------------------------------------------------------------------
Germany - 9.3%
Allianz AG .................................      480               $114,319
Bayer AG ...................................    1,360                 46,094
Deutsche Lufthansa AG ......................    1,362                 20,758
E.ON AG ....................................    1,645                 83,738
Fresenius Medical Care AG ..................      700                 42,650
Henkel KGaA ................................    1,100                 67,895
Metro AG ...................................    1,070                 36,536
Muenchener Rueckversicherungs-
  Gesellschaft AG ..........................      213                 53,065
SAP AG .....................................      400                 60,579
Schering AG ................................    1,480                 86,636
Siemens AG .................................      825                 54,700
                                                                     -------
                                                                     666,970
Hong Kong - 0.7%
Hutchison Whampoa, Ltd. ....................    6,000                 52,886

Hungary - 0.7%
OTP Bank Rt ................................    6,267                 48,320

Ireland -1.1%
Bank of Ireland ............................    7,075                 78,696

Italy - 5.6%
ENI SpA ....................................    8,879                130,134
Riunione Adriatica di Sicurta SpA ..........    4,560                 59,672
Snam Rete Gas SpA* .........................   21,250                 56,913
Telecom Italia SpA .........................    4,456                 36,697
UniCredito Italiano SpA ....................   27,531                119,610
                                                                     -------
                                                                     403,026
Japan - 14.4%
Bridgestone Corporation ....................    5,000                 67,906
Canon, Inc. ................................    3,000                111,367
Hitachi, Ltd. ..............................    7,000                 51,179
Honda Motor Company, Ltd. ..................    1,300                 54,635
Ito-Yokado Company, Ltd. ...................    1,000                 39,763
JGC Corporation ............................    3,000                 23,269
Matsushita Electric Industrial Company, Ltd.    4,000                 48,772
Mitsubishi Corporation .....................    7,000                 52,763
Mitsui Fudosan Company, Ltd. ...............    4,000                 31,961
Nintendo Company, Ltd. .....................      400                 58,852
Nissan Motor Company, Ltd. .................   13,000                 93,968
Nomura Holdings, Inc. ......................    6,000                 77,821
NTT DoCoMo, Inc. ...........................       20                 54,205
Pioneer Corporation ........................    3,000                 57,721


--------------------------------------------------------------------------------
                           31 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
INTERNATIONAL SERIES (CONTINUED)

                                               Number                 Market
FOREIGN STOCKS (continued)                    of Shares                Value
--------------------------------------------------------------------------------
Japan (continued)
Sharp Corporation ..........................     4,000               $52,756
Sony Corporation ...........................     2,000               103,973
Yamanouchi Pharmaceutical Company, Ltd. ....     2,000                49,949
                                                                  ----------
                                                                   1,030,860
Korea - 2.3%
Kookmin Bank ...............................     1,242                51,947
Samsung Electronics Company, Ltd. ..........       260                70,048
Samsung Electronics Company, Ltd. GDR ......       300                40,412
                                                                  ----------
                                                                     162,407
Luxembourg - 0.5%
Arcelor* ...................................     2,600                35,611

Mexico - 1.4%
America Movil S.A. de C.V ADR ..............     1,200                23,832
Cemex S.A. de C.V. ADR .....................     1,196                35,330
Grupo Financiero BBVA
  Bancomer S.A. de C.V. (GFB)* .............    36,900                40,409
                                                                  ----------
                                                                      99,571
Netherlands - 6.1%
Gucci Group N.V ............................       534                49,521
ING Groep N.V ..............................     1,352                36,800
Koninklijke Ahold N.V ......................     2,163                56,761
Koninklijke (Royal) KPN N.V ................     7,700                39,432
Koninklijke (Royal) Philips
  Electronics N.V ..........................     2,490                75,964
STMicroelectronics N.V .....................     1,800                60,222
TPG N.V ....................................     3,799                78,978
Verenigde Nederlandse
  Uitgeversbedrijven N.V ...................     1,100                34,931
                                                                  ----------
                                                                     432,609
Poland - 0.7%
Bank Pekao S.A. ADR* .......................     1,887                47,469

Russia - 0.3%
Surgutneftegaz ADR .........................     1,016                18,506

Spain - 3.8%
Banco Popular Espanol S.A ..................     2,590                97,611
Iberdrola S.A ..............................     5,619                73,334
Telefonica S.A.* ...........................     8,889                99,649
Telefonica S.A. Rights* ....................     8,889                 2,016
                                                                  ----------
                                                                     272,610

                                               Number                 Market
FOREIGN STOCKS (continued)                    of Shares                Value
--------------------------------------------------------------------------------
Sweden - 1.2%
Skandinaviska Enskilda Banken AB (SEB) .....     5,370               $53,399
Telefonaktiebolaget LM Ericsson (Cl. B) ....     8,070                34,124
                                                                  ----------
                                                                      87,523
Switzerland - 5.6%
Adecco S.A .................................       360                22,850
Compagnie Financiere Richemont AG ..........       800                18,433
Credit Suisse Group* .......................     1,500                56,859
Nestle S.A .................................       590               131,205
Novartis AG ................................       960                37,759
Swiss Re ...................................       700                64,410
UBS AG* ....................................     1,400                68,926
                                                                  ----------
                                                                     400,442
United Kingdom - 18.4%
AstraZeneca Group plc ......................     1,400                69,457
BAE Systems plc ............................     7,388                35,244
BHP Billiton plc ...........................    13,600                77,466
BP plc1 ....................................    25,444               226,089
Barclays plc ...............................     1,370                42,276
British Sky Broadcasting Group plc* ........     5,710                67,488
Cadbury Schweppes plc ......................     2,600                17,882
Centrica plc ...............................    15,946                51,488
Compass Group plc ..........................     8,000                53,571
GlaxoSmithKline plc1 .......................     6,717               158,205
Granada plc ................................     9,586                18,769
Lloyds TSB Group plc .......................     5,100                52,362
Logica plc .................................     2,887                18,932
P & O Princess Cruises plc .................     6,200                42,621
Reckitt Benckiser plc ......................     5,443                89,445
Royal Bank of Scotland Group plc ...........     3,452                88,875
Shell Transport & Trading Company plc ......     7,376                54,828
Vodafone Group plc1 ........................    81,049               149,749
                                                                  ----------
                                                                   1,314,747
                                                                  ----------
   Total foreign stocks - 92.4% .....................              6,599,347

REPURCHASE AGREEMENT - 2.7%
---------------------------
State Street, 0.65% , 04-01-02
   (Collateralized by FNMA, 5.00%,
    02-14-03 with a value of
    $201,405) .........................       $193,332              193,332
                                                                 ----------
   Total investments - 95.1% .........................            6,792,679
   Cash & other assets, less
   liabilities - 4.9% ................................              348,950
                                                                 ----------
   Total net assets - 100.0% .........................           $7,141,629
                                                                 ==========




--------------------------------------------------------------------------------
                           32 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY EQUITY FUND -
INTERNATIONAL SERIES (CONTINUED)


INVESTMENT CONCENTRATION
--------------------------------------------------------------------------------
At March 31, 2002, International Series' investment concentration, by industry, was as follows:

Aerospace/Defense ................................       0.8%
Airlines .........................................       0.3%
Apparel ..........................................       0.7%
Automobiles ......................................       2.5%
Banks & Credit ...................................      15.6%
Beverages ........................................       1.1%
Broadcast Media ..................................       0.9%
Building & Construction ..........................       0.8%
Building Materials ...............................       0.5%
Chemicals ........................................       2.8%
Computer Software ................................       1.1%
Electric Utilities ...............................       1.0%
Electronics ......................................       7.0%
Engineering ......................................       0.3%
Entertainment ....................................       0.3%
Financial Services ...............................       3.9%
Food Processing ..................................       3.6%
Food Wholesalers .................................       1.0%
Health Care ......................................       1.6%
Household Products ...............................       1.3%
Insurance ........................................       4.4%
Manufacturing ....................................       1.9%
Metals & Minerals ................................       2.4%
Natural Gas ......................................       0.8%
Office Equipment .................................       1.6%
Oil ..............................................       8.6%
Paper & Forest Products ..........................       0.4%
Pharmaceuticals ..................................       8.4%
Publishing .......................................       0.5%
Real Estate Development ..........................       0.5%
Retail ...........................................       1.3%
Semiconductors ...................................       0.8%
Services .........................................       2.3%
Steel ............................................       0.5%
Telecommunications ...............................       7.9%
Tire & Rubber ....................................       0.9%
Toys & Sporting Goods ............................       0.8%
Transportation ...................................       0.6%
Repurchase Agreement                                     2.7%
Rights ...........................................       0.7%
Cash & other assets,
  less liabilities ...............................       4.9%
                                                       ------
                                                       100.0%
                                                       ======

The identified cost of investments owned at March 31, 2002 was the same for federal income tax and financial statement purposes.
* Non-income producing security
ADR (American Depositary Receipt)
GDR (Global Depositary Receipt)
(1) Security is segregated as collateral for futures, forward exchange contracts or options.


--------------------------------------------------------------------------------
                           33 See accompanying notes.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY ULTRA FUND

                                                         Number         Market
COMMON STOCKS                                          of Shares         Value
--------------------------------------------------------------------------------
Apparel Retail - 1.1%
AnnTaylor Stores Corporation* ...................        52,000      $2,247,440

Application Software - 7.7%
Captaris, Inc.* .................................       219,000         757,740
Cerner Corporation* .............................        28,900       1,378,819
Electronic Arts, Inc.*(2)........................        20,400       1,240,320
EPIQ Systems, Inc.* .............................       120,000       1,911,600
Hyperion Solutions Corporation* .................       220,000       5,942,200
InteliData Technologies Corporation*(1) .........       345,000         520,950
MSC.Software Corporation* .......................        32,000         736,000
Peregrine Systems, Inc.* ........................       232,000       2,208,640
Rational Software Corporation* ..................       245,000         712,350
                                                                    -----------
                                                                     15,408,619
Auto Parts & Equipment - 1.8%
Federal Signal Corporation ......................        58,600       1,389,992
Gentex Corporation* .............................        78,000       2,311,140
                                                                    -----------
                                                                      3,701,132
Banks - 1.5%
Northern Trust Corporation ......................        49,000       2,945,390

Biotechnology - 6.9%
Alexion Pharmaceuticals, Inc.* ..................        80,000       1,880,800
Enzon, Inc.* ....................................        60,000       2,657,400
Esperion Therapeutics, Inc. * ...................       135,000         822,150
GenVec, Inc.* ...................................       230,100         692,601
Ligand Pharmaceuticals, Inc. (Cl. B)* ...........       200,000       3,944,000
Novavax, Inc.* ..................................       130,000       1,487,200
Strategic Diagnostics, Inc.* ....................       150,000         777,000
Titan Pharmaceuticals, Inc.* ....................       210,000       1,472,100
                                                                    -----------
                                                                     13,733,251
Broadcasting & Cable TV - 2.9%
Charter Communications, Inc.* ...................       150,000       1,693,500
Salem Communications Corporation* ...............       125,200       2,967,240
XM Satellite Radio Holdings, Inc.* ..............        86,000       1,184,220

                                                                      5,844,960
Catalog Retail - 1.9%
Lands' End, Inc.* ...............................        86,000       3,858,820

Construction & Engineering - 3.6%
Shaw Group, Inc.* ...............................       262,000       7,205,000

Data Processing Services - 1.9%
NDCHealth Corporation ...........................       102,000       3,711,780

Diversified Commercial Services - 2.1%
DeVry, Inc.* ....................................        60,000       1,807,800
Edison Schools, Inc.* ...........................       168,400       2,340,760
                                                                    -----------
                                                                      4,148,560


                                                       Number          Market
COMMON STOCKS (continued)                             of Shares        Value
--------------------------------------------------------------------------------
Diversified Financial Services - 0.2%
Euronet Wordwide, Inc.* .........................        28,000        $476,000

Electrical Components & Equipment - 1.1%
AstroPower, Inc. * ..............................        26,000       1,085,760
Wilson Greatbatch Technologies, Inc.* ...........        43,300       1,113,243
                                                                    -----------
                                                                      2,199,003
Electronic Equipment & Instruments - 1.6%
FuelCell Energy, Inc.* ..........................        70,000       1,103,200
Maxwell Technologies, Inc.* .....................       230,700       2,145,510
                                                                    -----------
                                                                      3,248,710
Gold - 0.9%
Placer Dome, Inc. ...............................       145,000       1,776,250

Health Care Distributors & Services - 1.9%
Hooper Holmes, Inc. .............................       318,600       3,342,114
IMPATH, Inc.* ...................................        12,450         510,948
                                                                    -----------
                                                                      3,853,062
Health Care Equipment - 2.4%
Bioject Medical Technologies, Inc.* .............       300,000       1,155,000
INAMED Corporation* .............................        61,200       2,013,480
Micro Therapeutics, Inc.* .......................       200,000       1,580,000
                                                                    -----------
                                                                      4,748,480
Health Care Facilities - 0.6%
AmSurg Corporation* .............................        41,000       1,115,610

Industrial Machinery - 2.4%
Flowserve Corporation* ..........................        74,000       2,368,740
Ingersoll-Rand Company ..........................        33,500       1,675,670
Tennant Company .................................        17,100         716,832
                                                                    -----------
                                                                      4,761,242
Intergrated Telecommunication Service - 0.3%
Intrado, Inc.* ..................................        30,600         666,774

Internet Software & Services - 0.7%
WatchGuard Technologies* ........................       231,000       1,446,060

IT Consulting & Services - 7.7%
Acxiom Corporation* .............................       404,000       6,924,560
Computer Sciences Corporation* ..................        60,000       3,045,000
Forrester Research, Inc.* .......................        50,000         955,000
Keane, Inc.* ....................................       260,000       4,433,000
                                                                    -----------
                                                                     15,357,560
Leisure Products - 4.2%
Mattel, Inc. ....................................       400,000       8,336,000

Life & Health Insurance - 2.2%
AFLAC, Inc.(2) ..................................       150,000       4,425,000

Multi-Utilities - 1.2%
Dynegy, Inc. ....................................        80,000       2,320,000




--------------------------------------------------------------------------------
                           34 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY ULTRA FUND (CONTINUED)


                                                        Number          Market
COMMON STOCKS                                         of Shares         Value
--------------------------------------------------------------------------------
Networking Equipment - 0.6%
Packeteer, Inc.* ................................     156,000         $1,154,400

Oil & Gas Drilling - 3.4%
ENSCO International, Inc. .......................     164,600          4,961,044
Pride Intenational, Inc.* .......................     118,600          1,885,740
                                                                    ------------
                                                                       6,846,784
Oil & Gas Equipment & Services - 3.9%
BJ Services Company* ............................     100,000          3,447,000
National-Oilwell, Inc.* .........................     136,000          3,444,880
Tidewater, Inc. .................................      20,300            859,705
                                                                    ------------
                                                                       7,751,585
Oil & Gas Exploration & Production - 10.8%
Apache Corporation ..............................      97,900          5,568,552
Callon Petroleum Company* .......................     247,000          1,926,600
Evergreen Resources, Inc.* ......................      81,000          3,377,700
Ocean Energy, Inc. ..............................     400,000          7,916,000
Stone Energy Corporation* .......................      70,000          2,712,500
                                                                    ------------
                                                                      21,501,352
Pharmaceuticals - 1.0%
Guilford Pharmaceuticals, Inc.* .................     127,000            904,240
Penwest Pharmaceuticals Company* ................      60,000          1,164,000
                                                                    ------------
                                                                       2,068,240
Publishing & Printing - 3.3%
E.W. Scripps Company(2)..........................      80,400          6,602,448

Semiconductors - 5.8%
Advanced Power Technology, Inc.* ................      59,500            683,060
Atmel Corporation* ..............................     300,000          3,042,000
HI/FN, Inc.* ....................................      70,000            826,000
IXYS Corporation* ...............................     216,000          2,525,040
Mircosemi Corporation* ..........................      51,400            838,848
Microtune, Inc.* ................................      57,600            827,712
Monolithic System Technology, Inc.* .............      75,800            871,700
Power Integrations, Inc.*(2) ....................      107,500         2,047,875
                                                                    ------------
                                                                      11,662,235
Specialty Chemicals - 0.3%
Rentech, Inc.* ..................................   1,139,300            638,008

Systems Software - 2.3%
Symantec Corporation*(2) ........................     105,000          4,327,050
Wind River Systems, Inc.* .......................      24,000            326,160
                                                                    ------------
                                                                       4,653,210


                                                     Principal
                                                     Amount or
                                                        Number          Market
COMMON STOCKS (continued)                             of Shares         Value
--------------------------------------------------------------------------------
Telecommunications Equipment - 2.9%
ADTRAN, Inc.* ...................................      80,000         $1,931,200
Corvis Corporation* .............................     315,000            393,435
Harris Corporation ..............................      30,700          1,102,437
Terayon Communication Systems, Inc.* ............     241,000          2,043,680
Transcrypt International, Inc.* .................     255,650            314,450
                                                                    ------------
                                                                       5,785,202
Trading Companies & Distributors - 1.5%
MSC Industrial Direct Company, Inc.* ............     130,000          2,977,000
                                                                    ------------
 Total common stocks - 94.6% ................................        189,175,167

WARRANT - 0.0%
--------------
Intelidata Technologies Corporation* ............     172,500             69,199

U.S. GOVERNMENT & AGENCIES
--------------------------
Federal Home Loan Bank:
  1.68%, 04-22-02 ...............................  $5,000,000          4,995,100
  1.72%, 05-01-02 ...............................  $5,000,000          4,992,833
                                                                    ------------
  Total U.S. government & agencies - 5.0% ...................          9,987,933

REPURCHASE AGREEMENT - 0.4%
---------------------------
United Missouri Bank, 1.53%,
  04-01-02 (Collateralized by
  U.S. Treasury Bill, 09-05-02
  with a value of $703,428) .....................    $692,000            692,000
                                                                    ------------
  Total investments -100.0% .................................        199,924,299
  Liabilities, less cash and other assets - (0.0%) ..........           (28,618)
                                                                    ------------
  Total net assets - 100.0% .................................       $199,895,681
                                                                    ============


The identified cost of investments owned at March 31, 2002 was the same for federal income tax and financial statement purposes.

* Non-income producing security

(1) PIPES-Private Investment in Public Equity - is the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration in a secondary public offering.

(2) Security is segregated as collateral for futures, forward exchange contracts or options.


--------------------------------------------------------------------------------
                           35 See accompanying notes.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY GROWTH AND INCOME FUND

                                                     Principal
                                                     Amount or
                                                       Number          Market
CORPORATE BONDS                                      of Shares         Value
--------------------------------------------------------------------------------
Consumer Cyclical - Other - 0.0%
American Eco Corporation,
  9.625% - 2008* ................................ $125,000               $12

HealthCare - 0.0%
Alderwoods Group, Inc.:
  12.25% - 2004 .................................   $1,500             1,500
  11.00% - 2007 .................................   $7,700             7,739
  12.25% - 2009 .................................  $10,200            10,761
Multicare Companies, Inc.,
   9.00% - 2007 ................................. $200,000                --
                                                                  ----------
                                                                      20,000
Energy - Refining - 0.3%
Crown Central Petroleum,
  10.875% - 2005 ................................ $200,000           170,000

  Total corporate bonds - 0.3% ...........................           190,012

COMMON STOCKS
-------------
Aerospace & Defense - 3.7%
Boeing Company ..................................   10,100           487,325
Rockwell Collins, Inc. ..........................   12,200           307,684
United Technologies Corporation .................   17,100         1,268,820
                                                                  ----------
                                                                   2,063,829
Banks - 3.7%
FleetBoston Financial Corporation ...............   26,100           913,500
Washington Mutual, Inc. .........................   17,500           579,775
Wells Fargo & Company ...........................   12,600           622,440
                                                                  ----------
                                                                   2,115,715
Broadcasting & Cable TV - 3.0%
Liberty Media Corporation* ......................  134,300         1,697,552

Computer & Electronics Retail - 1.0%
RadioShack Corporation ..........................   19,200           576,768

Computer Hardware - 2.0%
International Business
Machines Corporation ............................   10,600         1,102,400

Consumer Electronics - 3.3%
Koninklijke (Royal) Philips
Electronics N.V. ADR* ...........................   45,200         1,365,944
Sony Corporation ADR ............................    9,700           501,490
                                                                  ----------
                                                                   1,867,434
Department Stores - 2.7%
Federated Department Stores, Inc.* ..............   20,400           833,340
Sears, Roebuck & Company ........................   13,400           687,018
                                                                  ----------
                                                                   1,520,358


                                                      Number          Market
COMMON STOCKS (continued)                           of Shares         Value
--------------------------------------------------------------------------------
Diversified Commercial Services - 0.0%
Alderwoods Group, Inc.* .........................    1,133           $10,084

Diversified Financial Services - 15.1%
American Express Company ........................   30,900         1,265,664
Citigroup, Inc. .................................   42,366         2,097,964
Fannie Mae ......................................   22,900         1,829,252
Goldman Sachs Group, Inc. .......................   13,600         1,227,400
Lehman Brothers Holdings, Inc. ..................    6,900           446,016
Morgan Stanley Dean Witter & Company ............   17,700         1,014,387
Stilwell Financial, Inc. ........................   27,300           668,577
                                                                  ----------
                                                                   8,549,260
Diversified Metals & Mining - 0.2%
Fording, Inc. ...................................    5,843           114,172

Electric Utilities - 4.8%
Edison International* ...........................   32,900           551,075
Entergy Corporation .............................   12,900           559,989
PG&E Corporation* ...............................   66,900         1,576,164
                                                                  ----------
                                                                   2,687,228
Electrical Components & Equipment - 1.0%
Emerson Electric Company ........................   10,200           585,378


Food Retail - 1.8%
Winn-Dixie Stores, Inc. .........................   62,600         1,004,104

Health Care Equipment - 1.7%
C.R. Bard, Inc. .................................    5,400           318,870
Guidant Corporation* ............................   15,000           649,800
                                                                  ----------
                                                                     968,670
Health Care Facilities - 1.0%
Genesis Health Ventures, Inc.* ..................      518             9,428
Tenet Healthcare Corporation* ...................    8,100           542,862
                                                                  ----------
                                                                     552,290
Household Products - 2.8%
Clorox Company ..................................   16,600           724,258
Procter & Gamble Company ........................    9,200           828,828

                                                                   1,553,086
Industrial Gases - 0.8%
Air Products & Chemicals, Inc. ..................    8,900           459,685

Industrial Machinery - 0.5%
Eaton Corporation ...............................    3,700           299,626

Integrated Oil & Gas - 7.7%
BP plc ADR ......................................   19,300         1,024,830
Conoco, Inc. ....................................   36,100         1,053,398
Exxon Mobil Corporation .........................   51,600         2,261,628
                                                                  ----------
                                                                   4,339,856

--------------------------------------------------------------------------------
                           36 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

SECURITY GROWTH AND INCOME FUND (CONTINUED)

                                                        Number          Market
COMMON STOCKS (continued)                             of Shares         Value
--------------------------------------------------------------------------------
Integrated Telecommunication Services - 2.4%
Sprint Corporation (FON Group) ..................       46,000          $703,340
Verizon Communications, Inc. ....................       14,600           666,490
                                                                     -----------
                                                                       1,369,830
IT Consulting & Services - 0.5%
KPMG Consulting, Inc.* ..........................       13,700           276,740

Life & Health Insurance - 2.8%
John Hancock Financial
Services, Inc. ..................................       14,000           534,660
Lincoln National Corporation ....................       20,600         1,045,038
                                                                     -----------
                                                                       1,579,698
Managed Healthcare - 2.4%
CIGNA Corporation ...............................        5,000           506,950
Wellpoint Health Networks, Inc.* ................       13,800           878,646
                                                                     -----------
                                                                       1,385,596
Marine - 0.2%
CP Ships, Ltd. ..................................        8,800           105,776

Movies & Entertainment - 2.7%
News Corporation, Ltd. ADR ......................       32,400           777,600
Walt Disney Company .............................       32,600           752,408
                                                                     -----------
                                                                       1,530,008
Multi-Line Insurance - 2.6%
American International Group, Inc. ..............       20,100         1,450,014

Office Electronics - 2.0%
Xerox Corporation ...............................      106,900         1,149,175

Office Services & Supplies - 1.5%
Pitney Bowes, Inc. ..............................       20,200           864,560

Oil & Gas Exploration & Production - 1.2%
PanCanadian Energy
Corporation .....................................       23,276           692,228

Oil & Gas Refining & Marketing - 1.1%
Sunoco, Inc. ....................................       14,900           596,149

Paper Products - 1.5%
International Paper Company .....................       19,200           825,792

Pharmaceuticals - 4.6%
Bristol-Myers Squibb Company ....................       11,300           457,537
Merck & Company, Inc. ...........................       14,200           817,636
Pharmacia Corporation ...........................       13,000           586,040
Schering-Plough Corporation .....................       23,600           738,680
                                                                     -----------
                                                                       2,599,893

Property & Casualty Insurance - 2.2%
Allstate Corporation ............................       16,300           615,651
Chubb Corporation ...............................        8,300           606,730
                                                                     -----------
                                                                       1,222,381

                                                      Principal
                                                       Amount or
                                                        Number          Market
COMMON STOCKS (continued)                             of Shares         Value
--------------------------------------------------------------------------------
Publishing & Printing - 1.2%
Knight-Ridder, Inc. .............................       10,200          $700,638

Railroads - 0.6%
CP Railway, Ltd. ................................       17,000           364,140

Restaurants - 2.5%
McDonald's Corporation ..........................       50,700         1,406,925

Specialty Stores - 1.3%
Office Depot, Inc.* .............................       36,600           726,510

Systems Software - 2.7%
BMC Software, Inc.* .............................       36,500           709,925
Computer Associates International, Inc. .........       38,400           840,576
                                                                     -----------
                                                                       1,550,501
Telecommunications Equipment - 4.4%
Corning, Inc. ...................................       73,200           557,784
Lucent Technologies, Inc. .......................       80,300           379,819
Motorola, Inc. ..................................       72,100         1,023,820
Nortel Networks Corporation .....................      121,000           543,290
                                                                     -----------
                                                                       2,504,713
                                                                     -----------
 Total common stocks - 97.2% .................................        54,968,762

WARRANT - 0.0%
--------------
Genesis Health Ventures, Inc.* ..................          869             1,843

U.S. GOVERNMENT & AGENCIES - 2.5%
---------------------------------
Federal Farm Credit Bank, 1.90%,
  04-01-02 ......................................   $1,406,000         1,405,742
                                                                     -----------
  Total investments - 100.0% .................................        56,566,359
  Cash and other assets, less liabilities - 0.0% .............             9,586
                                                                     -----------
  Total net assets - 100.0% ..................................       $56,575,945
                                                                     ===========


The identified cost of investments owned at March 31, 2002 was the same for federal income tax and financial statement purposes.

* Non-income producing security

ADR (American Depositary Receipt)

--------------------------------------------------------------------------------
                           37 See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

                                                                                       Security Equity Fund
                                                                 ----------------------------------------------------------------
                                                    Security                                             Total          Social
                                                   Growth and          Equity          Global           Return         Awareness
                                                  Income Fund         Series           Series           Series         Series
Assets
Investments, at value (1) ..................... $  56,566,359    $ 705,971,586    $  94,176,037    $   6,090,751    $  23,806,170
Cash                                                    8,910          581,012           50,708              871            1,981
Receivables:
   Fund shares sold ...........................        34,856            7,296              100              -             14,409
   Securities sold ............................           -          1,932,441          193,496           58,073              -
   Interest ...................................         3,856              -              7,150              -                -
   Dividends ..................................        33,880          471,939          159,622            4,629           14,480
   Variation margin ...........................           -             36,750              -                -                -
Foreign taxes recoverable .....................           -                -             20,921              -                -
Prepaid expenses ..............................           -                -                -             20,512           25,253
                                                -------------    -------------    -------------    -------------    -------------
       Total assets                                56,647,861      709,001,024       94,608,034        6,174,836       23,862,293
                                                -------------    -------------    -------------    -------------    -------------
Liabilities
Cash overdraft, denominated in a foreign
    currency, at value (2) .................... $         -      $         -             45,494    $         -      $         -
Payable for:
   Securities purchased .......................           -                -            101,581          274,121              -
   Fund shares redeemed .......................           -            173,747           14,777              -                -
   Management fees ............................        64,708          617,871          149,601            3,771           20,229
   Custodian fees .............................           -                -                -              1,006              781
   Transfer and administration fees ...........           -                -                -                971            5,442
   Professional fees ..........................           -                -                -              2,565            1,971
   12b-1distribution plan fees ................         7,208           91,062           29,890            3,295            9,787
   Other ......................................           -                -                -              1,510            6,812
                                                -------------    -------------    -------------    -------------    -------------
       Total liabilities ......................        71,916          882,680          341,343          287,239           45,022
                                                -------------    -------------    -------------    -------------    -------------
Net Assets .................................... $  56,575,945    $ 708,118,344    $  94,266,691    $   5,887,597    $  23,817,271
                                                -------------    -------------    -------------    -------------    -------------
Net assets consist of:
Paid in capital ............................... $  67,813,546    $ 554,968,981    $  98,336,014    $   6,925,233    $  24,269,273
Accumulated undistributed net
    investment loss ...........................          (899)         (87,800)        (658,196)         (34,034)        (114,218)
Accumulated undistributed net realized gain
   (loss) on sale of investments, futures and
   foreign currency transactions ..............   (10,700,365)       5,288,005       (9,504,779)        (466,278)        (491,646)
Net unrealized appreciation
   (depreciation) in value of investments,
    futures and translation of assets and
    liabilities in foreign currency ...........      (536,337)     147,949,158        6,093,652         (537,324)         153,862
                                                -------------    -------------    -------------    -------------    -------------
     Total net assets ......................... $  56,575,945    $ 708,118,344    $  94,266,691    $   5,887,597    $  23,817,271
                                                =============    =============    =============    =============    =============
Class "A" Shares
Capital shares outstanding ....................     8,124,105       85,312,615        4,713,053          335,391          634,941
Net assets .................................... $  47,863,918    $ 599,958,551    $  60,949,365    $   2,979,558    $  12,659,768
Net asset value per share ..................... $        5.89    $        7.03    $       12.93    $        8.88    $       19.94
                                                =============    =============    =============    =============    =============
Offering price per share
   (net asset value divided by 94.25%) ........ $        6.25    $        7.46    $       13.72    $        9.42    $       21.16
                                                =============    =============    =============    =============    =============
Class "B" Shares
Capital shares outstanding ....................     1,248,207       15,943,249        2,345,311          298,092          519,031
Net assets .................................... $   7,094,824    $ 102,686,781    $  28,361,420    $   2,548,495    $   9,760,294
Net asset value per share ..................... $        5.68    $        6.44    $       12.09    $        8.55    $       18.80
                                                =============    =============    =============    =============    =============
Class "C" Shares
Capital shares outstanding ....................       267,805          783,639          390,000           41,680           71,304
Net assets .................................... $   1,549,846    $   5,315,208    $   4,874,562    $     357,641    $   1,371,457
Net asset value per share ..................... $        5.79    $        6.78    $       12.50    $        8.58    $       19.23
                                                =============    =============    =============    =============    =============
Class "S" Shares
Capital shares outstanding ....................        11,498           22,679            6,356              215            1,307
Net assets .................................... $      67,357    $     157,804    $      81,344    $       1,903    $      25,752
Net asset value per share ..................... $        5.86    $        6.96    $       12.80    $        8.84    $       19.70
                                                =============    =============    =============    =============    =============
(1) Investments, at cost ...................... $  57,102,696    $ 557,885,937    $  88,082,377    $   6,628,075    $  23,652,308
(2) Cash denominated in a foreign
    currency, at cost ......................... $         -      $         -      $     (45,523)   $          -     $           -


--------------------------------------------------------------------------------
                           38 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

                                                                                        Security Equity Fund
                                                                 ------------------------------------------------------------------
                                                                   Mid Cap           Small Cap     Enhanced
                                                                    Value             Growth         Index        International
                                                                    Series            Series         Series           Series
Assets
Investments, at value(1) ..................................... $ 153,573,036    $  23,017,606    $  21,653,673    $   6,792,679
Collateral received for securities loaned, at value ..........           -                -                -            949,724
Cash .........................................................        26,651              -             27,568              109
Cash denominated in a foreign currency, at value(2) ..........           -                -                -            302,894
Unrealized appreciation on forward
   foreign exchange contracts ................................           -                -                -            172,587
Receivables:
   Fund shares sold ..........................................       926,479           16,501              -                -
   Securities sold ...........................................     1,155,143          421,009          400,166          152,768
   Dividends .................................................        93,365              810           20,764           11,715
   Variation margin ..........................................           -                -              5,145              -
Security Management Company ..................................           -                -                -              8,426
Foreign taxes recoverable ....................................           -                -                -              5,513
Prepaid expenses .............................................        41,382           24,294           28,849           27,097
                                                               -------------    -------------    -------------    -------------
       Total assets                                              155,816,056       23,480,220       22,136,165        8,423,512
                                                               -------------    -------------    -------------    -------------
Liabilities
Unrealized depreciation on forward
   foreign exchange contracts ................................ $         -       $        -       $        -      $     241,893
Cash overdraft ...............................................           -             93,635              -                -
Payable for:
   Securities loaned .........................................           -                -                -            949,724
   Securities purchased ......................................       665,646          373,576              -
   Fund shares redeemed ......................................        34,094            2,694              -                -
   Written options, at value .................................       135,885              -                -                -
   Management fees ...........................................       125,118           22,037           13,893            6,604
   Custodian fees ............................................         2,821            4,242            2,985           14,678
   Transfer and administration fees ..........................        25,010            8,952            3,307            5,897
   Professional fees .........................................           161            1,168            1,652               16
   12b-1distribution plan fees ...............................        55,536           62,441          110,870           61,146
   Other .....................................................         9,824            9,160            3,364            1,925
                                                               -------------    -------------    -------------    -------------
       Total liabilities .....................................       388,449          869,975          509,647        1,281,883
                                                               -------------    -------------    -------------    -------------
Net Assets ................................................... $ 155,427,607    $  22,610,245    $  21,626,518    $   7,141,629
                                                               =============    =============    =============    =============

Net assets consist of:
Paid in capital .............................................. $ 122,280,454    $  32,478,891    $  25,209,793    $   9,906,584
Accumulated undistributed net investment loss ................      (335,283)        (296,166)         (48,109)        (530,535)
Accumulated undistributed net realized gain
   (loss) on sale of investments, futures and
   foreign currency transactions .............................     4,865,369      (13,498,532)      (1,564,982)      (2,396,402)
Net unrealized appreciation (depreciation) in value of
   investments, futures and translation of assets
   and liabilities in foreign currency .......................    28,617,067        3,926,052       (1,970,184)         161,982
                                                               -------------    -------------    -------------    -------------
     Total net assets ........................................ $ 155,427,607    $  22,610,245    $  21,626,518    $   7,141,629
                                                               =============    =============    =============    =============
Class "A" Shares
Capital shares outstanding ...................................     3,646,432        1,113,897          894,058          403,742
Net assets ................................................... $  86,386,259    $  12,395,726    $   7,933,855    $   2,972,744
Net asset value per share .................................... $       23.69    $       11.13    $        8.87    $        7.36
                                                               =============    =============    =============    =============
Offering price per share (net asset value divided by 94.25%) . $       25.14    $       11.81    $        9.41    $        7.81
                                                               =============    =============    =============    =============
Class "B" Shares
Capital shares outstanding ...................................     2,071,427          670,862          947,416          253,884
Net assets ................................................... $  46,638,897    $   7,103,261    $   8,204,107    $   1,828,094
Net asset value per share .................................... $       22.52    $       10.59    $        8.66    $        7.20
                                                               =============    =============    =============    =============
Class "C" Shares
Capital shares outstanding ...................................       608,934          279,870          632,264          324,023
Net assets ................................................... $  13,935,636    $   3,018,056    $   5,485,568    $   2,340,580
Net asset value per share .................................... $       22.89    $       10.78    $        8.68    $        7.22
                                                               =============    =============    =============    =============
Class "S" Shares
Capital shares outstanding ...................................       361,101            8,413              339               29
Net assets ................................................... $   8,466,815    $      93,202    $       2,988    $         211
Net asset value per share .................................... $       23.45    $       11.08    $        8.80    $        7.33
                                                               =============    =============    =============    =============
(1) Investments, at cost ..................................... $ 124,988,779    $  19,091,554    $  23,598,592    $   6,558,806
(2) Cash denominated in a foreign currency, at cost .......... $         -       $        -       $        -      $     305,316



--------------------------------------------------------------------------------
                           39 See accompanying notes.

--------------------------------------------------------------------------------
March 31, 2002
(Unaudited)

                                                                              Security Equity Fund
                                                      ------------------------------------------------------------------
                                                                         Large Cap                           Security
                                                       Select 25           Growth         Technology          Ultra
                                                        Series            Series           Series            Fund
Assets
Investments, at value(1) ............................ $  36,793,999    $   8,909,970    $   8,128,114    $ 199,924,299
Collateral received for securities loaned, at value .           -            643,059        2,006,854              -
Cash ................................................           470              419              -                -
Receivables:
   Fund shares sold .................................         7,500              -                -             53,616
   Securities sold ..................................           -                -             37,072        1,034,816
   Interest .........................................           -                -                -                -
   Dividends ........................................        15,125            5,626            1,046           23,063
Prepaid expenses ....................................        26,536           17,547           17,838              -
                                                      -------------    -------------    -------------    -------------
       Total assets .................................    36,843,630        9,576,621       10,190,924      201,035,794
                                                      -------------    -------------    -------------    -------------
Liabilities
Cash overdraft ...................................... $         -      $         -      $           4    $       3,385
Security Management Company .........................           -                -                668              -
Payable for:
   Securities loaned ................................           -            643,059        2,006,854              -
   Securities purchased .............................           -                 66          127,900          647,022
   Fund shares redeemed .............................           621              -                -             22,474
   Written options, at value ........................           -                -                -            247,295
   Management fees ..................................        23,403            7,523            6,770          186,913
   Custodian fees ...................................           679            1,212            2,164              -
   Transfer and administration fees .................         7,722            1,730            5,486              -
   Professional fees ................................           846            2,227           16,077              -
   12b-1distribution plan fees ......................        20,034           20,599           17,959           33,024
   Other ............................................         9,174              952            1,360              -
                                                      -------------    -------------    -------------    -------------
       Total liabilities ............................        62,479          677,368        2,185,242        1,140,113
                                                      -------------    -------------    -------------    -------------
Net Assets .......................................... $  36,781,151    $   8,899,253    $   8,005,682    $ 199,895,681
                                                      =============    =============    =============    =============

Net assets consist of:
Paid in capital ..................................... $  43,005,885    $  11,981,575    $  14,585,390    $ 158,757,802
Accumulated undistributed net investment loss .......      (216,782)         (69,092)        (100,822)        (958,605)
Accumulated undistributed net realized gain
   (loss) on sale of investments, futures and
  foreign currency transactions .....................    (6,385,504)        (359,932)      (5,282,899)      12,348,241
Net unrealized appreciation (depreciation)
   in value of investments, futures and translation
   of assets and liabilities in foreign currency ....       377,552       (2,653,298)      (1,195,987)      29,748,243
                                                      -------------    -------------    -------------    -------------
     Total net assets ............................... $  36,781,151    $   8,899,253    $   8,005,682    $ 199,895,681
                                                      =============    =============    =============    =============
Class "A" Shares
Capital shares outstanding ..........................     1,941,954          502,154        1,043,751       14,668,089
Net assets .......................................... $  17,601,417    $   3,284,949    $   4,611,195    $ 161,781,683
Net asset value per share ........................... $        9.06    $        6.54    $        4.42    $       11.03
                                                      =============    =============    =============    =============
Offering price per share
   (net asset value divided by 94.25%) .............. $        9.61    $        6.94    $        4.69    $       11.70
                                                      =============    =============    =============    =============
Class "B" Shares
Capital shares outstanding ..........................     1,525,756          373,588          301,671        2,995,164
Net assets .......................................... $  13,526,853    $   2,401,121    $   1,287,654    $  29,501,919
Net asset value per share ........................... $        8.87    $        6.43    $        4.27    $        9.85
                                                      =============    =============    =============    =============
Class "C" Shares
Capital shares outstanding ..........................       633,112          498,389          453,906          624,474
Net assets .......................................... $   5,634,252    $   3,209,390    $   1,937,962    $   6,643,736
Net asset value per share ........................... $        8.90    $        6.44    $        4.27    $       10.64
                                                      =============    =============    =============    =============
Class "S" Shares
Capital shares outstanding ..........................         2,079              585           38,424          180,351
Net assets .......................................... $      18,629    $       3,793    $     168,871    $   1,968,343
Net asset value per share ........................... $        8.96    $        6.48    $        4.39            10.91
                                                      =============    =============    =============    =============
1 Investments, at cost .............................. $  36,416,447    $  11,563,268    $   9,324,101    $ 170,482,782


--------------------------------------------------------------------------------
                           40 See accompanying notes.

               STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended March 31, 2002
(Unaudited)

                                                                                             Security Equity Fund
                                                                        ---------------------------------------------------------
                                                           Security                                        Total        Social
                                                          Growth and         Equity         Global          Return     Awareness
                                                          Income Fund        Series         Series          Series       Series
Investment Income:
  Dividends ..........................................    $ 370,217      $ 3,780,900    $   530,000       $ 28,711     $ 104,618
  Interest ...........................................       48,399          260,795         33,921          1,832        13,731
                                                         ----------      -----------    -----------       --------    ----------
 .....................................................      418,616        4,041,695        563,921         30,543       118,349
  Less: Foreign tax expense ..........................           -                 -        (38,105)             -             -
                                                         ----------      -----------    -----------       --------    ----------
     Total investment income .........................      418,616        4,041,695        525,816         30,543       118,349
Expenses:
  Management fees ....................................      374,924        3,601,198        838,472         22,141       115,750
  Custodian fees .....................................           -                -              -           1,635         1,303
  Transfer/maintenance fees ..........................           -                -              -           3,362        22,657
  Administration fees ................................           -                -              -           2,657        10,418
  Directors' fees ....................................           -                -              -              23           170
  Professional fees ..................................           -                -              -           3,303         4,011
  Reports to shareholders ............................           -                -              -             750         1,853
  Registration fees ..................................           -                -              -          15,368        16,365
  Other expenses .....................................           -                -              -             846         5,347
  12b-1 distribution plan fees - Class B .............       32,329          504,242        135,659         13,042        48,238
  12b-1 distribution plan fees - Class C .............        6,191           23,407         21,589          1,441         6,328
  12b-1 distribution plan fees - Class S .............          247              648            341              9           127
                                                         ----------      -----------    -----------       --------    ----------
                                                            413,691        4,129,495        996,061         64,577       232,567
                                                         ----------      -----------    -----------       --------    ----------
  Net investment income (loss) .......................        4,925          (87,800)      (470,245)       (34,034)     (114,218)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
  Investments ........................................   (2,078,719)      21,121,874     (3,370,471)      (289,801)     (389,724)
  Foreign currency transactions ......................            -                -     (1,418,928)             -             -
                                                         ----------      -----------    -----------       --------    ----------
     Net realized gain (loss) ........................   (2,078,719)      21,121,874     (4,789,399)      (289,801)     (389,724)

Net change in unrealized appreciation (depreciation)
  during the period on:
  Investments ........................................    7,305,972       47,979,443     18,616,383        870,728     2,778,165
  Futures ............................................           -          (136,491)             -              -             -
  Translation of assets and liabilities in foreign
    currencies .......................................           -                 -         (2,485)             -             -
                                                         ----------      -----------    -----------       --------    ----------
  Net unrealized appreciation .......................     7,305,972       47,842,952     18,613,898        870,728     2,778,165
                                                         ----------      -----------    -----------       --------    ----------
     Net gain ........................................    5,227,253       68,964,826     13,824,499        580,927     2,388,441
                                                         ----------      -----------    -----------       --------    ----------
      Net increase in net assets resulting from
        operations ...................................   $5,232,178      $68,877,026    $13,354,254       $546,893    $2,274,223
                                                         ==========      ===========    ===========       ========    ==========



--------------------------------------------------------------------------------
                            41 See accomanying notes

--------------------------------------------------------------------------------



For the Six Months Ended March 31, 2002                                               Security Equity Fund
(Unaudited)                                                 --------------------------------------------------------------------
                                                            Mid Cap            Small Cap            Enhanced
                                                             Value               Growth              Index        International
                                                            Series               Series              Series           Series
Investment Income:
  Dividends ...........................................    $  654,584          $   13,823         $  134,055     $   34,979
  Securities lending ..................................             -                   -                  -          2,576
  Interest ............................................        78,302               9,841             18,561          1,714
                                                          -----------          ----------         ----------     ----------
                                                              732,886              23,664            152,616         39,269
  Less: Foreign tax expense ...........................             -                   -                  -         (4,696)
                                                          -----------          ----------         ----------     ----------
     Total investment income ..........................       732,886              23,664            152,616         34,573
Expenses:
  Management fees .....................................       602,941             136,981             79,957         38,602
  Custodian fees ......................................         6,141               7,996              4,350         42,634
  Transfer/maintenance fees ...........................       101,340              58,473             10,084          3,961
  Administration fees .................................        54,266              12,329              9,595         31,579
  Directors' fees .....................................           784                 172                120             45
  Professional fees ...................................         5,124               3,491              3,554          2,914
  Reports to shareholders .............................         5,735               3,989              1,627            921
  Registration fees ...................................        19,161              17,856             12,793         15,167
  Other expenses ......................................         3,606               7,786              1,336          1,214
  12b-1 distribution plan fees - Class A ..............             -              22,075              9,767          3,712
  12b-1 distribution plan fees - Class B ..............       182,096              34,015             40,817          8,799
  12b-1 distribution plan fees - Class C ..............        49,803              14,267             26,710         11,446
  12b-1 distribution plan fees - Class S ..............        37,172                 400                 15              -
                                                          -----------          ----------         ----------     ----------
  Total expenses ......................................     1,068,169             319,830            200,725        160,994
  Less: Reimbursement of expenses - Class A ...........             -                   -                  -        (24,214)
  Less: Reimbursement of expenses - Class B ...........             -                   -                  -        (14,394)
  Less: Reimbursement of expenses - Class C ...........             -                   -                  -        (18,588)
                                                          -----------          ----------         ----------     ----------
  Net expenses ........................................     1,068,169             319,830            200,725        103,798
                                                          -----------          ----------         ----------     ----------
  Net investment loss .................................      (335,283)           (296,166)           (48,109)       (69,225)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
  Investments .........................................     5,668,512            (173,203)          (372,723)      (730,830)
  Futures .............................................             -                   -            129,931         18,788
  Options written and purchased .......................       134,132                   -                 -         (85,443)
  Foreign currency transactions .......................             -                   -                 -         110,317
                                                          -----------          ----------         ----------     ----------
     Net realized gain (loss) .........................     5,802,644            (173,203)          (242,792)      (687,168)

Net change in unrealized appreciation (depreciation)
   during the period on:
  Investments .........................................    28,098,960           3,803,577          2,277,696      1,202,928
  Futures .............................................             -                   -            (41,539)           422
  Options written and purchased .......................         1,173                   -                  -         94,282
  Translation of assets and liabilities in foreign
    currencies ........................................             -                   -                  -        (68,830)
                                                          -----------          ----------         ----------     ----------
  Net unrealized appreciation .........................    28,100,133           3,803,577          2,236,157      1,228,802
                                                          -----------          ----------         ----------     ----------
Net gain ..............................................    33,902,777           3,630,374          1,993,365        541,634
                                                          -----------          ----------         ----------     ----------
      Net increase in net assets resulting from
        operations ....................................   $33,567,494          $3,334,208         $1,945,256     $  472,409
                                                          ===========          ==========         ==========     ==========




--------------------------------------------------------------------------------
                           42 See accompanying notes.

--------------------------------------------------------------------------------



For the Six Months Ended March 31, 2002                                           Security Equity Fund
(Unaudited)                                               ---------------------------------------------------
                                                                             Large Cap                          Security
                                                          Select 25            Growth            Technology       Ultra
                                                            Series              Series              Series        Fund
Investment Income:
  Dividends ...........................................    $   84,672         $  32,712          $    2,767    $   256,166
  Securities lending ..................................             -             1,909               3,579              -
  Interest ............................................        19,332             2,768               1,091         49,785
                                                            ---------         ---------           ---------    -----------
                                                              104,004            37,389               7,437        305,951
  Less: Foreign tax expense ...........................             -                 -                 (74)             -
                                                            ---------         ---------           ---------    -----------
     Total investment income ..........................       104,004            37,389               7,363        305,951
Expenses:
  Management fees .....................................       131,672            41,767              38,427      1,071,593
  Custodian fees ......................................         1,578             2,199               6,912              -
  Transfer/maintenance fees ...........................        30,614             6,460               8,592              -
  Administration fees .................................        15,801             3,759              24,229              -
  Directors' fees .....................................           242                42                  55              -
  Professional fees ...................................         3,491             2,992              17,062              -
  Reports to shareholders .............................         3,740               499                 750              -
  Registration fees ...................................        15,838            15,487              17,840              -
  Other expenses ......................................         4,583             3,014               1,305              -
  12b-1 distribution plan fees - Class A ..............        20,778             3,835               5,547              -
  12b-1 distribution plan fees - Class B ..............        65,466            11,381               6,039        155,884
  12b-1 distribution plan fees - Class C ..............        26,901            15,032               9,351         28,137
  12b-1 distribution plan fees - Class S ..............            82                14                 848          8,942
                                                            ---------         ---------           ---------    -----------
  Total expenses ......................................       320,786           106,481             136,957      1,264,556
  Less: Reimbursement of expenses - Class A ...........             -                 -             (16,477)             -
  Less: Reimbursement of expenses - Class B ...........             -                 -              (4,551)             -
  Less: Reimbursement of expenses - Class C ...........             -                 -              (7,087)             -
  Less: Reimbursement of expenses - Class S ...........             -                 -                (657)             -
                                                            ---------         ---------           ---------    -----------
  Net expenses ........................................       320,786           106,481             108,185      1,264,556
                                                            ---------         ---------           ---------    -----------
  Net investment loss .................................      (216,782)          (69,092)           (100,822)      (958,605)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
  Investments .........................................      (394,023)           (5,740)           (783,361)    12,390,868
  Options written and purchased .......................             -                 -                   -        967,602
                                                            ---------         ---------           ---------    -----------
     Net realized gain (loss) .........................      (394,023)           (5,740)           (783,361)    13,358,470

Net change in unrealized appreciation during
   the period on:
  Investments .........................................     6,439,360           627,319           2,431,774     37,044,003
  Options written and purchased .......................             -                 -                   -        314,559
                                                            ---------         ---------           ---------    -----------
  Net unrealized appreciation .........................     6,439,360           627,319           2,431,774     37,358,562
                                                            ---------         ---------           ---------    -----------
     Net gain .........................................     6,045,337           621,579           1,648,413     50,717,032
                                                            ---------         ---------           ---------    -----------

      Net increase in net assets resulting from
        operations ....................................    $5,828,555         $ 552,487          $1,547,591    $ 1,547,591
                                                           ==========         =========          ==========    ===========


--------------------------------------------------------------------------------
                           43 See accompanying notes.

              STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended March 31, 2002                                                  Security Equity Fund
(Unaudited)                                                                   ------------------------------------------------------
                                                                                             Total         Social
                                                            Growth and         Equity        Global        Return      Awareness
                                                            Income Fund        Series        Series        Series        Series
Increase (decrease) in net assets from operations:
 Net investment income (loss) ............................   $     4,925     $    (87,800) $   (470,245)  $   (34,034) $  (114,218)
 Net realized gain (loss) during the period on
    investments and foreign currency transactions ........    (2,078,719)      21,121,874    (4,789,399)     (289,801)    (389,724)
 Net change in unrealized appreciation
    during the period on investments, futures and
    translation of assets and liabilities in
    foreign currencies ...................................     7,305,972       47,842,952    18,613,898       870,728    2,778,165
                                                             -----------      -----------  ------------   -----------  -----------
   Net increase in net assets resulting
      from operations ....................................     5,232,178       68,877,026    13,354,254       546,893    2,274,223

Distributions to shareholders from:
 Net investment income:
   Class A ...............................................      (215,293)               -             -             -            -
   Class B ...............................................             -                -             -             -            -
   Class C ...............................................             -                -             -             -            -
 Net realized gain:
   Class A ...............................................             -               (5)         (389)            -            -
   Class B ...............................................             -                -           (34)            -            -
   Class C ...............................................             -                -             -             -            -
                                                              ----------      -----------  ------------   -----------  -----------
      Total distributions to shareholders ................      (215,293)              (5)         (423)            -            -

Net increase (decrease) from capital
 share transactions (Note 7) .............................       (48,975)     (24,721,112)    5,663,185      (134,465)     516,358
                                                              -----------      -----------  ------------   -----------  -----------
   Total increase in net assets ..........................     4,967,910       44,155,909    19,017,016       412,428    2,790,581

Net assets:
 Beginning of period .....................................    51,608,035      663,962,435    75,249,675     5,475,169   21,026,690
                                                             -----------      -----------  ------------   -----------  -----------
 End of period ...........................................   $56,575,945     $708,118,344  $ 94,266,691   $ 5,887,597  $23,817,271
                                                             ===========     ============  ============   ===========  ===========
 Undistributed net investment loss
   at end of period ......................................   $      (899)    $    (87,800) $   (658,196)  $   (34,034) $  (114,218)
                                                             ===========     ============  ============   ===========  ===========


--------------------------------------------------------------------------------
                           44 See accompanying notes.

--------------------------------------------------------------------------------


For the Six Months Ended March 31, 2002                                                    Security Equity Fund
(Unaudited)                                                              ----------------------------------------------------------
                                                                         Mid Cap         Small Cap       Enhanced
                                                                          Value           Growth           Index      International
                                                                          Series          Series           Series         Series
Increase (decrease) in net assets from operations:
  Net investment loss ............................................      $   (335,283)  $  (296,166)    $   (48,109)  $  (69,225)
  Net realized gain (loss) during the period on
    investments, futures, options written and purchased
    and foreign currency transactions ............................         5,802,644      (173,203)       (242,792)    (687,168)
  Net change in unrealized appreciation
    during the period on investments, futures, options
    written and purchased and translation of assets
    and liabilities in foreign currencies ........................
                                                                          28,100,133     3,803,577       2,236,157    1,228,802
                                                                        ------------   -----------     -----------   ----------
    Net increase in net assets
       resulting from operations .................................        33,567,494     3,334,208       1,945,256      472,409

Distributions to shareholders from:
  Net investment income:
    Class A ......................................................                 -             -               -            -
    Class B ......................................................                 -             -               -            -
    Class C ......................................................                 -             -               -            -
  Net realized gain:
    Class A ......................................................          (959,098)         (102)              -            -
    Class B ......................................................          (559,794)            -               -            -
    Class C ......................................................          (140,478)            -               -            -
    Class S ......................................................          (111,649)            -               -            -
                                                                        ------------   -----------     -----------   ----------
      Total distributions to shareholders ........................        (1,771,019)         (102)              -            -

Net increase (decrease) from capital share
  transactions (Note 7) ..........................................        32,771,722    (6,527,156)        779,425     (194,135)
                                                                        ------------   -----------     -----------   ----------
      Total increase (decrease) in net assets ....................        64,568,197    (3,193,050)      2,724,681      278,274

Net assets:
  Beginning of period ............................................        90,859,410     5,803,295      18,901,837    6,863,355
                                                                        ------------   -----------     -----------   ----------
  End of period ..................................................      $155,427,607   $22,610,245     $21,626,518   $7,141,629
                                                                        ============   ===========     ===========   ==========


  Undistributed net investment loss at
       end of period .............................................      $   (335,283)   $ (296,166)    $   (48,109)  $ (530,535)
                                                                        ============    ===========    ===========   ==========


--------------------------------------------------------------------------------
                           45 See accompanying notes.


For the Six Months Ended March 31, 2002                                      Security Equity Fund
(Unaudited)                                              --------------------------------------------------
                                                            Large Cap                            Security
                                                           Select 25           Growth           Technology         Ultra
                                                            Series             Series              Series          Fund
Increase (decrease) in net assets from operations:
  Net investment loss .................................   $   (216,782)     $  (69,092)       $ (100,822)    $   (958,605)
  Net realized gain (loss) during the period on
    investments and options written and purchased .....       (394,023)         (5,740)         (783,361)      13,358,470
  Net change in unrealized appreciation during the
    period on investments and options written and
    purchased .........................................      6,439,360         627,319         2,431,774       37,358,562
                                                          ------------      ----------        ----------     ------------
    Net increase in net assets
       resulting from operations ......................      5,828,555         552,487         1,547,591       49,758,427

Distributions to shareholders from:
  Net investment income:
    Class A ...........................................              -               -                 -                -
    Class B ...........................................              -               -                 -                -
    Class C ...........................................              -               -                 -                -
  Net realized gain:
    Class A ...........................................              -               -                 -         (865,534)
    Class B ...........................................              -               -                 -         (192,234)
    Class C ...........................................              -               -                 -          (31,558)
    Class S ...........................................              -               -                 -          (10,153)
                                                          ------------      ----------        ----------     ------------
      Total distributions to shareholders .............              -               -                 -       (1,099,479)

Net increase (decrease) from capital share
  transactions (Note 7) ...............................        543,719       1,376,576         1,085,990      (14,534,466)
                                                          ------------      ----------        ----------     ------------
      Total increase in net assets ....................      6,372,274       1,929,063         2,633,581       34,124,482

Net assets:
  Beginning of period .................................     30,408,877       6,970,190         5,372,101      165,771,199
                                                          ------------      ----------        ----------     ------------
  End of period .......................................   $ 36,781,151      $8,899,253        $8,005,682     $199,895,681
                                                          ============      ==========        ==========     ============
  Undistributed net investment loss at
       end of period ..................................   $  (216,782)      $  (69,092)       $ (100,822)    $   (958,605)
                                                          ============      ==========        ==========     ============



--------------------------------------------------------------------------------
                           46 See accompanying notes.

                   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


For the Year Ended September 30, 2001                                                    Security Equity Fund
                                                                    --------------------------------------------------------------
                                                        Security                                           Total        Social
                                                       Growth and          Equity          Global         Return      Awareness
                                                      Income Fund          Series          Series          Series       Series
Increase (decrease) in net assets from operations:
 Net investment income (loss) ....................    $   230,830    $  (1,021,322)   $  (670,953)    $   (72,862)   $  (205,623)
 Net realized gain (loss) ........................        122,142      (15,833,863)    (4,553,134)       (157,710)      (101,922)
 Unrealized depreciation during the period .......    (10,270,889)    (251,088,366)   (22,091,096)     (2,284,729)    (9,151,010)
                                                      -----------    -------------    -----------     -----------    -----------

   Net decrease in net assets resulting
      from operations ............................     (9,917,917)    (267,943,551)   (27,315,183)     (2,515,301)    (9,458,555)

Distributions to shareholders from:
 Net investment income:
   Class A .......................................       (462,844)              --             --              --             --
   Class B .......................................             --               --             --              --             --
   Class C .......................................             --               --             --              --             --
 Net realized gain:
   Class A .......................................             --     (114,704,943)   (10,809,849)        (12,471)      (337,362)
   Class B .......................................             --      (22,020,546)    (5,821,545)        (12,484)      (242,973)
   Class C .......................................             --         (777,387)      (557,832)           (268)       (20,421)
 Return of Capital:
   Class A .......................................             --         (542,036)            --              --             --
   Class B .......................................             --          (92,380)            --              --             --
   Class C .......................................             --           (4,068)            --              --             --
                                                      -----------    -------------    -----------     -----------    -----------
      Total distributions to shareholders ........       (462,844)    (138,141,360)   (17,189,226)        (25,223)      (600,756)

Net increase (decrease) from capital
 share transactions ..............................
                                                       (6,093,969)      54,862,332     25,202,979         126,038       (167,386)
                                                      -----------    -------------    -----------     -----------    -----------
   Total decrease in net assets ..................    (16,474,730)    (351,222,579)   (19,301,430)     (2,414,486)   (10,226,697)
                                                      -----------    -------------    -----------     -----------    -----------
Net assets:
 Beginning of period .............................     68,082,765    1,015,185,014     94,551,105       7,889,655     31,253,387
                                                      -----------    -------------    -----------     -----------    -----------
 End of period ...................................    $51,608,035    $ 663,962,435    $75,249,675     $ 5,475,169    $21,026,690
                                                      ===========    =============    ===========     ===========    ===========

 Undistributed net investment income (loss)
   at end of period ..............................    $   209,469    $          --   ($   187,951)    $        --    $        --
                                                      ===========    =============    ===========     ===========    ===========

--------------------------------------------------------------------------------

                           47 See accompanying notes.

--------------------------------------------------------------------------------


For the Year Ended September 30, 2001                                            Security Equity Fund
                                                           ----------------------------------------------------------------
                                                           Mid Cap            Small Cap          Enhanced
                                                             Value             Growth              Index      International
                                                            Series              Series             Series         Series
Increase (decrease) in net assets from operations:
  Net investment loss .................................   $  (275,855)      $  (566,697)      $  (114,140)    $  (125,218)
  Net realized gain (loss) ............................     1,206,574       (13,178,089)       (1,334,860)     (2,191,271)
  Unrealized depreciation during the period ...........   (10,472,808)      (14,134,986)       (6,290,851)     (1,424,584)
                                                          -----------       -----------       -----------     -----------
    Net decrease in net assets resulting from
      operations ......................................    (9,542,089)      (27,879,772)       (7,739,851)     (3,741,073)

Distributions to shareholders from:
  Net investment income:
    Class A ...........................................            --                --                --              --
    Class B ...........................................            --                --                --              --
    Class C ...........................................            --                --                --              --
  Net realized gain:
    Class A ...........................................    (3,246,216)       (2,057,590)          (67,612)       (160,805)
    Class B ...........................................    (1,319,788)         (832,733)          (87,740)        (93,304)
    Class C ...........................................      (266,591)         (236,170)          (57,342)       (129,401)
                                                          -----------       -----------       -----------     -----------
      Total distributions to shareholders .............    (4,832,595)       (3,126,493)         (212,694)       (383,510)

Net increase from capital share transactions ..........    53,666,000         3,209,320           583,627         489,007
                                                          -----------       -----------       -----------     -----------
      Total increase (decrease) in net assets .........    39,291,316       (27,796,945)       (7,368,918)     (3,635,576)
                                                          -----------       -----------       -----------     -----------
Net assets:
  Beginning of period .................................    51,568,094        53,600,240        26,270,755      10,498,931
                                                          -----------       -----------       -----------     -----------
  End of period .......................................   $90,859,410       $25,803,295       $18,901,837     $ 6,863,355
                                                          ===========       ===========       ===========     ===========
  Undistributed net investment loss at end of period ..   $        --       $        --       $        --    ($   461,310)
                                                          ===========       ===========       ===========     ===========


--------------------------------------------------------------------------------
                           48 See accompanying notes.

--------------------------------------------------------------------------------


For the Year Ended September 30, 2001                                          Security Equity Fund
                                                           -----------------------------------------------
                                                                             Large Cap                         Security
                                                           Select 25          Growth          Technology        Ultra
                                                            Series             Series            Series         Fund
Increase (decrease) in net assets from operations:
  Net investment loss ..............................      $    (404,390)     $  (115,438)     $  (188,194)    $   (1,848,883)
  Net realized gain (loss) .........................         (4,667,122)        (294,033)      (4,306,061)         1,959,450
  Unrealized depreciation during the period ........        (10,725,421)      (3,132,725)      (3,215,015)      (102,278,505)
                                                          -------------      -----------      -----------     --------------
    Net decrease in net assets resulting from
      operations ...................................        (15,796,933)      (3,542,196)      (7,709,270)      (102,167,938)

Distributions to shareholders from:
  Net investment income:
    Class A ........................................                 --               --               --                 --
    Class B ........................................                 --               --               --                 --
    Class C ........................................                 --               --               --                 --
  Net realized gain:
    Class A ........................................                 --               --               --        (18,526,505)
    Class B ........................................                 --               --               --         (3,891,252)
    Class C ........................................                 --               --               --           (281,233)
                                                          -------------      -----------      -----------     --------------
       Total distributions to shareholders .........                 --               --               --        (22,698,990)

Net increase (decrease) from capital
  share transactions ...............................         (1,292,821)       3,966,482        4,494,683         44,022,107
                                                          -------------      -----------      -----------     --------------
       Total increase (decrease) in net assets .....        (17,089,754)         424,286       (3,214,587)       (80,844,821)
                                                          -------------      -----------      -----------     --------------
Net assets:
  Beginning of period ..............................         47,498,631        6,545,904        8,586,688        246,616,020
                                                          -------------      -----------      -----------     --------------
  End of period ....................................      $  30,408,877      $ 6,970,190      $ 5,372,101     $  165,771,199
                                                          =============      ===========      ===========     ==============
  Undistributed net investment loss at end of period      $          --      $        --      $        --     $           --
                                                          =============      ===========      ===========     ==============



--------------------------------------------------------------------------------
                           49 See accompanying notes.

                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



Selected data for each share of capital stock outstanding throughout each period

SECURITY GROWTH AND INCOME FUND (CLASS A)
                                                                            Fiscal Period Ended September 30
                                                           --------------------------------------------------------------------
Per Share Data                                             2002 (c)(n)     2001(c)    2000(c)     1999(c)    1998(c)    1997(c)
                                                           -----------   ----------  ---------  ----------  ---------   -------
Net Asset Value Beginning of Period ...................      $  5.37      $  6.42    $   7.17    $  7.68     $ 11.14     $  9.05

Income from Investment Operations:
Net Investment Income (Loss) ..........................           --         0.03        0.07       0.12        0.13        0.15
Net Gain (Loss) on Securities
 (realized and unrealized) ............................         0.55        (1.03)      (0.58)      0.75       (0.87)       2.81
                                                             -------      -------    --------    -------     -------     -------
Total from Investment Operations ......................         0.55        (1.00)      (0.51)      0.87       (0.74)       2.96

Less Distributions:
Dividends (from Net Investment Income) ................        (0.03)       (0.05)      (0.13)     (0.04)      (0.13)      (0.16)
Distributions (from Realized Gains) ...................           --           --       (0.11)     (1.34)      (2.59)      (0.71)
                                                             -------      -------    --------    -------     -------     -------
    Total Distributions ...............................        (0.03)       (0.05)      (0.24)     (1.38)      (2.72)      (0.87)
                                                             -------      -------    --------    -------     -------     -------
Net Asset Value End of Period .........................      $  5.89      $  5.37    $   6.42    $  7.17     $  7.68     $ 11.14
                                                             =======      =======    ========    =======     =======     =======


Total Return (a) ......................................        10.16%      (15.68%)     (7.28%)    12.00%      (7.95%)     35.31%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ..................      $47,864      $45,006    $ 60,448    $74,796     $76,371     $91,252
Ratio of Expenses to Average Net Assets ...............         1.36%        1.32%       1.27%      1.22%       1.21%       1.24%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ..........................................         0.16%        0.49%       0.99%      1.63%       1.49%       1.53%
Portfolio Turnover Rate ...............................           61%         180%        144%        98%        144%        124%




SECURITY GROWTH AND INCOME FUND (CLASS B)
                                                                            Fiscal Period Ended September 30
                                                          ------------------------------------------------------------------------
Per Share Data                                               2002(c)(n)    2001(c)    2000(c)     1999(c)    1998(c)     1997(c)
                                                           ------------  ---------- -----------  ---------- ---------- -----------
Net Asset Value Beginning of Period ...................      $   5.18     $  6.21    $   6.95    $  7.54     $ 10.99     $  8.94

Income from Investment Operations:
Net Investment Income (Loss) ..........................         (0.02)      (0.03)         --       0.05        0.05        0.05
Net Gain (Loss) on Securities
 (realized and unrealized) ............................          0.52        1.00        0.58       0.73       (0.88)       2.77
                                                             --------     -------    --------    -------     -------     -------
Total from Investment Operations ......................          0.50       (1.03)      (0.58)      0.78       (0.83)       2.82

Less Distributions:
Dividends (from Net Investment Income) ................            --          --       (0.05)     (0.03)      (0.03)      (0.06)
Distributions (from Realized Gains) ...................            --          --       (0.11)     (1.34)      (2.59)      (0.71)
                                                             --------     -------    --------    -------     -------     -------
    Total Distributions ...............................            --          --       (0.16)     (1.37)      (2.62)      (0.77)
Net Asset Value End of Period .........................      $   5.68     $  5.18    $   6.21    $  6.95     $  7.54     $ 10.99
                                                             ========     =======    ========    =======     =======     =======

Total Return (a) ......................................          9.65%     (16.59%)     (8.36%)    10.93%      (8.95%)     34.01%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ..................      $  7,095     $ 5,657    $  7,152    $ 9,829     $ 9,257     $ 6,737
Ratio of Expenses to Average Net Assets ...............          2.36%       2.32%       2.27%      2.22%       2.21%       2.24%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ..........................................         (0.85%)     (0.51%)      0.01%      0.63%       0.59%       0.53%
Portfolio Turnover Rate ...............................            61%        180%        144%        98%        144%        124%


--------------------------------------------------------------------------------
                           50 See accompanying notes.

--------------------------------------------------------------------------------


Selected data for each share of capital stock outstanding throughout each period


SECURITY GROWTH AND INCOME FUND (CLASS C)
                                                                Fiscal Period Ended September 30
                                                          ----------------------------------------------------
Per Share Data                                              2002(c)(n)    2001(c)    2000(c)     1999(c)(i)
                                                          -------------  ---------  ---------  --------------
Net Asset Value Beginning of Period ..................      $ 5.28       $ 6.32      $7.11       $6.87

Income from Investment Operations:
Net Investment Income (Loss) .........................       (0.02)       (0.03)     (0.01)       0.03
Net Gain (Loss) on Securities
 (realized and unrealized) ...........................        0.53        (1.01)     (0.56)       0.21
                                                            ------       ------      -----       -----

Total from Investment Operations .....................        0.51        (1.04)     (0.57)       0.24

Less Distributions:
Dividends (from Net Investment Income) ...............          --           --      (0.11)         --
Distributions (from Realized Gains) .................           --           --      (0.11)         --
                                                            ------       ------      -----       -----
    Total Distributions ..............................          --           --      (0.22)         --
                                                            ------       ------      -----       -----
Net Asset Value End of Period ........................      $ 5.79       $ 5.28      $6.32       $7.11
                                                            ======       ======      =====       =====
Total Return (a) .....................................        9.66%      (16.46%)    (8.10%)      3.49%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................       $1,550        $ 904      $ 483       $ 297
Ratio of Expenses to Average Net Assets ..............        2.37%        2.33%      2.28%       2.22%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .........................................       (0.91%)      (0.55%)    (0.10%)      0.62%
Portfolio Turnover Rate ..............................          61%         180%       144%         90%



SECURITY GROWTH AND INCOME FUND (CLASS S)


                                                                   Fiscal Period Ended September 30
                                                         ---------------------------------------------------
Per Share Data                                             2002(c)(n)         2001(c)(m)
                                                         ---------------  ---------------
Net Asset Value Beginning of Period ..................      $ 5.34           $   6.08

Income from Investment Operations:
Net Investment Income (Loss) .........................       (0.02)             (0.02)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................         0.54              (0.72)
                                                            ------           --------
Total from Investment Operations .....................        0.52              (0.74)

Less Distributions:
Dividends (from Net Investment Income) ...............          --                 --
Distributions (from Realized Gains) ..................          --                 --
                                                            ------           --------
    Total Distributions                                         --                 --
                                                            ------           --------
Net Asset Value End of Period ........................      $ 5.86           $   5.34
                                                            ======           ========
Total Return (a) .....................................        9.74%            (16.56%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) .................      $   67           $     41
Ratio of Expenses to Average Net Assets .............         2.36%              2.36%
Ratio of Net Income (Loss) to Average
  Net Assets .........................................       (0.87%)            (0.74%)
Portfolio Turnover Rate ..............................          61%               225%


--------------------------------------------------------------------------------
                           51 See accompanying notes.

--------------------------------------------------------------------------------


Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - EQUITY SERIES (CLASS A)


                                                                            Fiscal Period Ended September 30
                                                           -------------------------------------------------------------------
Per Share Data                                             2002(c)(n)     2001(c)    2000(c)    1999(c)     1998(c)    1997(c)
                                                           ----------    ---------  --------   ----------  ----------  --------
Net Asset Value Beginning of Period .................        $   6.36    $  10.26   $   9.96     $   8.86   $   9.09   $   7.54

Income from Investment Operations:
Net Investment Income (Loss) ........................              --          --         --         0.02       0.04       0.04
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................            0.67       (2.49)      0.66         1.80       0.56       2.20
                                                             --------    --------   --------     --------   --------   --------
Total from Investment Operations ....................            0.67       (2.49)      0.66         1.82       0.60       2.24

Less Distributions:
Dividends (from Net Investment Income) ..............              --          --         --        (0.04)     (0.03)     (0.04)
Distributions (from Realized Gains) .................              --       (1.40)     (0.36)       (0.68)     (0.80)     (0.65)
Return of Capital ...................................              --       (0.01)        --           --         --         --
                                                             --------    --------   --------     --------   --------   --------
    Total Distributions .............................              --       (1.41)     (0.36)       (0.72)     (0.83)     (0.69)
                                                             --------    --------   --------     --------   --------   --------
Net Asset Value End of Period .......................        $   7.03    $   6.36   $  10.26     $   9.96   $   8.86   $   9.09
                                                             ========    ========   ========     ========   ========   ========
Total Return (a) ....................................           10.54%     (27.66%)     6.64%       20.66%      7.38%     32.08%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................        $599,959    $563,553   $853,126     $917,179   $773,606   $757,520
Ratio of Expenses to Average Net Assets .............            1.03%       1.02%      1.02%        1.02%      1.02%      1.03%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................            0.13%       0.03%      0.03%        0.19%      0.39%      0.46%
Portfolio Turnover Rate .............................              29%         23%        54%          36%        47%        66%




SECURITY EQUITY FUND - EQUITY SERIES (CLASS B)
                                                                            Fiscal Period Ended September 30
                                                           ------------------------------------------------------------------
                                                            2002(c)(n)    2001(c)    2000(c)    1999(c)    1998(c)    1997(c)
Per Share Data                                             -----------  ----------  ---------  --------  ----------  --------
Net Asset Value Beginning of Period .................        $   5.86    $  9.65    $   9.47     $   8.52   $   8.82   $  7.36

Income from Investment Operations:
Net Investment Income (Loss) ........................           (0.03)     (0.07)      (0.10)       (0.08)     (0.05)    (0.04)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................            0.61      (2.31)       0.64         1.71       0.55      2.15
                                                             --------    -------    --------     --------   --------   -------
Total from Investment Operations ....................            0.58      (2.38)       0.54         1.63       0.50      2.11

Less Distributions:
Dividends (from Net Investment Income) ..............              --         --          --           --         --        --
Distributions (from Realized Gains) .................              --      (1.40)      (0.36)       (0.68)     (0.80)    (0.65)
Return of Capital ...................................              --      (0.01)         --           --         --        --
                                                             --------    -------    --------     --------   --------   -------
   Total Distributions ..............................              --      (1.41)      (0.36)       (0.68)     (0.80)    (0.65)
                                                             --------    -------    --------     --------   --------   -------
Net Asset Value End of Period .......................        $   6.44    $  5.86    $   9.65     $   9.47   $   8.52   $  8.82
                                                             ========    =======    ========     ========   ========   =======

Total Return (a) ....................................            9.90%    (28.34%)      5.69%       19.23%      6.38%    30.85%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................        $102,687    $96,067    $156,633     $159,872   $112,978   $89,336
Ratio of Expenses to Average Net Assets .............            2.03%      2.02%       2.02%        2.02%      2.02%     2.03%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................           (0.88%)    (0.97%)     (0.97%)      (0.82%)    (0.61%)   (0.54%)
Portfolio Turnover Rate .............................              29%        23%         54%          36%        47%       66%


--------------------------------------------------------------------------------
                           52 See accompanying notes.

--------------------------------------------------------------------------------


Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - EQUITY SERIES (CLASS C)
                                                                 Fiscal Period Ended September 30
                                                          --------------------------------------------------
                                                           2002(c)(n)      2001(c)     2000(c)     1999(c)(i)
Per Share Data                                            ------------   ----------   ----------  -----------
Net Asset Value Beginning of Period .................       $ 6.16        $10.07       $ 9.89     $10.13

Income from Investment Operations:
Net Investment Income (Loss) ........................        (0.03)        (0.07)       (0.10)     (0.05)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................         0.65         (2.43)        0.64      (0.19)
                                                            ------        ------       ------     ------
Total from Investment Operations ....................         0.62         (2.50)        0.54      (0.24)

Less Distributions:
Dividends (from Net Investment Income) ..............           --            --           --         --
Distributions (from Realized Gains) .................           --         (1.40)       (0.36)        --
Return of Capital ...................................           --         (0.01)          --         --
                                                            ------        ------       ------     ------
    Total Distributions .............................           --         (1.41)       (0.36)        --
                                                            ------        ------       ------     ------
Net Asset Value End of Period .......................       $ 6.78        $ 6.16       $10.07     $ 9.89
                                                            ======        ======       ======     ======

Total Return (a) ....................................        10.07%       (28.35%)       5.55%     (2.37%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................       $5,315        $4,230       $5,426     $4,507
Ratio of Expenses to Average Net Assets .............         2.03%         2.02%        2.02%      2.02%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................        (0.88%)       (0.97%)      (0.96%)    (0.89%)
Portfolio Turnover Rate .............................           29%           23%          54%        45%




SECURITY EQUITY FUND - EQUITY SERIES (CLASS S)
                                                            Fiscal Period Ended September 30
                                                         --------------------------------------
Per Share Data                                               2002(c)(n)        2001(c)(m)
                                                          ----------------  ----------------
Net Asset Value Beginning of Period .................         $ 6.33            $  7.10

Income from Investment Operations:
Net Investment Income (Loss) ........................          (0.03)             (0.04)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................           0.66              (0.73)
                                                              ------            -------
Total from Investment Operations ....................           0.63              (0.77)

Less Distributions:
Dividends (from Net Investment Income) ..............             --                 --
Distributions (from Realized Gains) .................             --                 --
                                                              ------            -------
    Total Distributions .............................             --                 --
                                                              ------            -------
Net Asset Value End of Period .......................         $ 6.96            $  6.33
                                                              ======            =======
Total Return (a) ....................................           9.95%            (23.64%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................         $  157            $   112
Ratio of Expenses to Average Net Assets .............           2.03%               .03%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................          (0.88%)            (0.95%)
Portfolio Turnover Rate .............................             29%                22%


--------------------------------------------------------------------------------
                           53 See accompanying notes.

--------------------------------------------------------------------------------


Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - GLOBAL SERIES (CLASS A)
                                                                           Fiscal Period Ended September 30
                                                            ------------------------------------------------------------------
Per Share Data                                               2002(c)(n)     2001(c)    2000(c)    1999(c)    1998(c)    1997(c)
                                                            ----------   ----------  ---------  ---------   --------  ---------
Net Asset Value Beginning of Period .................       $ 11.04      $ 18.86     $ 13.99     $ 11.23    $ 13.56     $ 12.42

Income from Investment Operations:
Net Investment Income (Loss) ........................         (0.04)       (0.08)      (0.11)       0.01       0.02        0.01
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................          1.93        (4.33)       6.47        3.71      (1.19)       2.29
                                                            -------      -------     -------     -------    -------     -------
Total from Investment Operations ....................          1.89        (4.41)       6.36        3.72      (1.17)       2.30

Less Distributions:
Dividends (from Net Investment Income) ..............            --           --          --       (0.01)     (0.09)      (0.38)
Distributions (from Realized Gains) .................            --        (3.41)      (1.49)      (0.91)     (1.07)      (0.78)
In Excess of Net Investment Income ..................            --           --          --       (0.04)        --          --
                                                            -------      -------     -------     -------    -------     -------
    Total Distributions .............................            --        (3.41)      (1.49)      (0.96)     (1.16)      (1.16)
                                                            -------      -------     -------     -------    -------     -------
Net Asset Value End of Period .......................       $ 12.93      $ 11.04     $ 18.86     $ 13.99    $ 11.23     $ 13.56
                                                            =======      =======     =======     =======    =======     =======
Total Return (a)                                              17.12%      (27.60%)     47.04%      34.39%     (8.47%)     20.22%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................       $60,949      $48,089     $60,909     $28,292    $18,941     $24,193
Ratio of Expenses to Average Net Assets .............          1.89%        1.90%       1.92%       2.00%      2.00%       2.00%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................         (0.70%)      (0.57%)     (0.62%)      0.11%      0.15%       0.07%
Portfolio Turnover Rate .............................            27%          38%         92%        141%       122%        132%



SECURITY EQUITY FUND - GLOBAL SERIES (CLASS B)
                                                                           Fiscal Period Ended September 30
                                                          ---------------------------------------------------------------------
Per Share Data                                             2002(c)(n)    2001(c)     2000(c)     1999(c)    1998(c)    1997(c)

Net Asset Value Beginning of Period .................       $ 10.38       $18.00      $13.45      $10.89     $13.22      $12.18

Income from Investment Operations:
Net Investment Income (Loss) ........................         (0.10)       (0.14)      (0.17)      (0.11)     (0.10)      (0.11)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................          1.81        (4.07)       6.21        3.58      (1.16)       2.24
                                                            -------       ------      ------      ------     ------      ------
Total from Investment Operations ....................          1.71        (4.21)       6.04        3.47      (1.26)       2.13

Less Distributions:
Dividends (from Net Investment Income) ..............            --           --          --          --         --       (0.31)
Distributions (from Realized Gains) .................            --        (3.41)      (1.49)      (0.91)     (1.07)      (0.78)
                                                            -------       ------      ------      ------     ------      ------
    Total Distributions .............................            --        (3.41)      (1.49       (0.91)     (1.07)      (1.09)
                                                            -------       ------      ------      ------     ------      ------
Net Asset Value End of Period .......................       $ 12.09       $10.38      $18.00      $13.45     $10.89      $13.22
                                                            =======       ======      ======      ======     ======      ======
Total Return (a) ....................................         16.47%      (27.86%)     46.53%      33.04%     (9.43%)     19.01%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................       $28,362      $23,533     $30,951     $20,591    $12,619     $13,061
Ratio of Expenses to Average Net Assets .............          2.89%        2.39%       2.29%       3.00%      3.00%       3.00%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................         (1.71%)      (1.07%)     (0.96%)     (0.87%)    (0.85%)     (0.93%)
Portfolio Turnover Rate .............................            27%          38%         92%        141%       122%        132%


--------------------------------------------------------------------------------
                           54 See accompanying notes.

--------------------------------------------------------------------------------


Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - GLOBAL SERIES (CLASS C)
                                                                   Fiscal Period Ended September 30
                                                          --------------------------------------------------
Per Share Data                                             2002(c)(n)     2001(c)     2000(c)     1999(c)(i)
                                                          -----------   ----------  ---------   ------------
Net Asset Value Beginning of Period .................       $ 10.72        $18.55      $13.90      $ 12.68

Income from Investment Operations:
Net Investment Income (Loss) ........................         (0.10)        (0.21)      (0.26)       (0.03)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................          1.88         (4.21)       6.40         1.25
                                                            -------        ------      ------      -------
Total from Investment Operations ....................          1.78         (4.42)       6.14         1.22

Less Distributions:
Dividends (from Net Investment Income) ..............            --            --          --           --
Distributions (from Realized Gains) ................             --         (3.41)      (1.49)          --
                                                            -------        ------      ------      -------
  Total Distributions ...............................            --         (3.41)      (1.49)          --
                                                            -------        ------      ------      -------
Net Asset Value End of Period .......................       $ 12.50        $10.72      $18.55      $ 13.90
                                                            =======        ======      ======      =======
Total Return (a) ....................................         16.61%       (28.20%)     45.67%        9.62%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................       $ 4,875        $3,569      $2,691      $   202
Ratio of Expenses to Average Net Assets .............          2.90%         2.91%       2.92%        3.00%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................         (1.71%)       (1.57%)     (1.53%)      (0.49%)
Portfolio Turnover Rate .............................            27%           38%         92%          90%




SECURITY EQUITY FUND - GLOBAL SERIES (CLASS S)
                                                         Fiscal Period Ended September 30
                                                     ----------------------------------------
Per Share Data                                             2002(c)(n)        2001(c)(m)
                                                     ------------------   -------------------
Net Asset Value Beginning of Period .................     $  10.98              $  14.26

Income from Investment Operations:
Net Investment Income (Loss) ........................        (0.10)                (0.12)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................         1.92                 (3.16)
                                                          --------              --------
Total from Investment Operations ....................         1.82                 (3.28)

Less Distributions:
Dividends (from Net Investment Income) ..............           --                    --
Distributions (from Realized Gains) .................           --                    --
                                                          --------              --------
    Total Distributions .............................           --                    --
                                                          --------              --------
Net Asset Value End of Period .......................     $  12.80              $  10.98
                                                          ========              ========
Total Return (a) ....................................        16.58%               (25.76%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................     $     81              $     59
Ratio of Expenses to Average Net Assets .............         2.89%                 2.92%
Ratio of Net Income (Loss) to Average
  Net Assets ........................................        (1.70%)               (1.40%)
Portfolio Turnover Rate .............................           27%                   51%


--------------------------------------------------------------------------------
                           55 See accompanying notes.

--------------------------------------------------------------------------------


Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - TOTAL RETURN SERIES (CLASS A)
                                                                           Fiscal Period Ended September 30
                                                          -----------------------------------------------------------------------
Per Share Data                                             2002(c)(n)  2001(c)  2000(c)  1999(b)(c)(j)  1998(b)(c)   1997(b)(c)(f)
                                                          -----------  -------  -------  ------------   ----------  --------------
Net Asset Value Beginning of Period .................      $ 8.07        $11.81  $11.69     $10.73       $ 12.58        $11.06

Income from Investment Operations:
Net Investment Income (Loss) ........................       (0.03)        (0.06)  (0.07)     (0.03)        0.08          0.17
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................        0.84         (3.64)   0.83       1.90        (0.98)         1.86
                                                           ------        ------   -----      -----        -----        ------
Total from Investment Operations ....................        0.81         (3.70)   0.76       1.87        (0.90)         2.03

Less Distributions:
Dividends (from Net Investment Income) ..............          --            --      --      (0.16)       (0.20)        (0.26)
Distributions (from Realized Gains) ................           --         (0.04)  (0.64)     (0.75)       (0.75)        (0.25)
                                                           ------        ------   -----      -----        -----        ------
    Total Distributions .............................          --         (0.04)  (0.64)     (0.91)       (0.95)        (0.51)
                                                           ------        ------   -----      -----        -----        ------
Net Asset Value End of Period .......................      $ 8.88        $ 8.07  $11.81     $11.69       $10.73        $12.58
                                                           ======        ======  ======     ======       ======        ======
Total Return (a) ....................................       10.04%       (31.43%)  6.49%     17.84%       (7.19%)       19.00%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................      $2,980        $2,797  $3,928     $3,587       $3,294        $3,906
Ratio of Expenses to Average Net Assets .............        1.70%         1.51%   1.49%      2.00%        2.00%         1.68%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................       (0.66%)       (0.58%) (0.61%)    (0.29%)       0.65%         1.52%
Portfolio Turnover Rate .............................          47%           35%     55%       121%          45%           79%



SECURITY EQUITY FUND - TOTAL RETURN SERIES (CLASS B)
                                                                              Fiscal Period Ended September 30
                                                           ---------------------------------------------------------------------
Per Share Data                                             2002(c)(n)  2001(c)  2000(c)  1999(b)(c)(j)  1998(b)(c)  1997(b)(c)(f)
                                                           ----------  -------  -------  ------------   ----------  ------------
Net Asset Value Beginning of Period .................      $7.81       $11.55   $11.56      $10.62        $12.45       $10.97

Income from Investment Operations:
Net Investment Income (Loss) ........................       (0.07)      (0.16)   (0.19)      (0.14)        (0.03)        0.07
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................        0.81       (3.54)    0.82        1.88         (0.96)        1.84
                                                           ------      ------   ------      ------        ------       ------

Total from Investment Operations ....................        0.74       (3.70)    0.63        1.74          0.99)        1.91

Less Distributions:
Dividends (from Net Investment Income) ..............          --          --       --       (0.05)        (0.09)       (0.18)
Distributions (from Realized Gains) .................          --       (0.04)   (0.64)      (0.75)        (0.75)       (0.25)
                                                           ------      ------   ------      ------        ------       ------
    Total Distributions .............................          --       (0.04)   (0.64)      (0.80)        (0.84)       (0.43)
                                                           ------      ------   ------      ------        ------       ------
Net Asset Value End of Period .......................      $ 8.55      $ 7.81   $11.55      $11.56        $10.62       $12.45
                                                           ======      ======   ======      ======        ======       ======

Total Return (a) ....................................        9.48%     (32.14%)   5.39%      16.68%        (7.99%)      17.95%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................      $2,548      $2,519   $3,903      $3,652        $3,304       $3,851
Ratio of Expenses to Average Net Assets .............        2.70%       2.51%    2.49%       2.94%         2.94%        2.58%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................       (1.66%)     (1.58%)  (1.61%)     (1.23%)       (0.29%)       0.61%
Portfolio Turnover Rate .............................          47%         35%      55%        121%           45%          79%


--------------------------------------------------------------------------------
                           56 See accompanying notes.

--------------------------------------------------------------------------------


Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - TOTAL RETURN SERIES (CLASS C)
                                                                        Fiscal Period Ended September 30
                                                     -------------------------------------------------------------------
Per Share Data                                          2002(c)(n)      2001(c)     2000(c)         1999(b)(c)(i)(j)
                                                     --------------   -----------  ----------   ------------------------
Net Asset Value Beginning of Period .................   $ 7.83          $ 11.60     $ 11.58             $    11.48

Income from Investment Operations:
Net Investment Income (Loss) ........................    (0.07)           (0.15)      (0.16)                 (0.11)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................     0.82            (3.58)       0.82                   0.21
                                                        ------          -------     -------             ----------
Total from Investment Operations ....................     0.75            (3.73)       0.66                   0.10

Less Distributions:
Dividends (from Net Investment Income) ..............       --               --          --                     --
Distributions (from Realized Gains) ................        --            (0.04)      (0.64)                    --
                                                        ------          -------     -------             ----------
    Total Distributions .............................       --            (0.04)      (0.64)                    --
                                                        ------          -------     -------             ----------
Net Asset Value End of Period .......................   $ 8.58          $  7.83     $ 11.60             $    11.58
                                                        ======          =======     =======             ==========

Total Return (a) ....................................     9.58%          (32.26%)      5.65%                  0.87%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................   $  358          $   157     $    59             $
Ratio of Expenses to Average Net Assets .............     2.71%            2.56%       2.30%                  2.93%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................    (1.68%)          (1.62%)     (1.45%)                (1.84%)
Portfolio Turnover Rate .............................       47%              35%         55%                   149%



SECURITY EQUITY FUND - TOTAL RETURN SERIES (CLASS S)
                                                             Fiscal Period Ended September 30
                                                     ----------------------------------------------
Per Share Data                                              2002(c)(n)              2001(c)(m)
                                                     -------------------   -------------------------
Net Asset Value Beginning of Period .................         $ 8.07              $  9.29

Income from Investment Operations:
Net Investment Income (Loss) ........................          (0.07)               (0.04)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................           0.84                (1.18)
                                                              ------              -------

Total from Investment Operations ....................           0.77                (1.22)

Less Distributions:
Dividends (from Net Investment Income) ..............             --                   --
Distributions (from Realized Gains) .................             --                   --
                                                              ------              -------
    Total Distributions .............................             --                   --
                                                              ------              -------
Net Asset Value End of Period .......................         $ 8.04              $  8.07
                                                              ======              =======
Total Return (a) ....................................           9.54%              (30.07%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................         $    2              $     2
Ratio of Expenses to Average Net Assets .............           2.63%                1.65%
Ratio of Net Income (Loss) to Average
  Net Assets ........................................          (1.58%)              (0.74%)
Portfolio Turnover Rate .............................             47%                  28%


--------------------------------------------------------------------------------
                           57 See accompanying notes.

--------------------------------------------------------------------------------


Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - SOCIAL AWARENESS SERIES (CLASS A)

                                                                           Fiscal Period Ended September 30
                                                           -------------------------------------------------------------------
Per Share Data                                              2002(c)(n)   2001(c)   2000(c)   1999(c)   1998(c)   1997(b)(c)(d)
--------------                                             -----------   -------   -------   -------   -------   -------------


Net Asset Value Beginning of Period .................        $ 17.95     $ 26.04   $ 24.05    $ 19.37   $17.99       $15.00

Income from Investment Operations:
Net Investment Income (Loss) ........................          (0.05)      (0.07)    (0.13)     (0.05)      --         0.08
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................           2.04       (7.55)     2.50       5.09     1.42         2.91
                                                             -------     -------   -------    -------   ------       ------
Total from Investment Operations ....................           1.99       (7.62)     2.37       5.04     1.42         2.99

Less Distributions:
Dividends (from Net Investment Income) ..............             --          --        --         --    (0.04)          --
Distributions (from Realized Gains) .................             --       (0.47)    (0.38)     (0.36)      --           --
                                                             -------     -------   -------    -------   ------       ------
    Total Distributions .............................             --       (0.47)    (0.38)     (0.36)   (0.04)          --
                                                             -------     -------   -------    -------   ------       ------
Net Asset Value End of Period .......................        $ 19.94     $ 17.95   $ 26.04    $ 24.05   $19.37       $17.99
                                                             =======     =======   =======    =======   ======       ======

Total Return (a) ....................................          11.09%     (29.71%)    9.88%     26.12%    7.89%       19.93%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................        $12,660     $10,909   $17,702    $13,403   $7,619       $6,209
Ratio of Expenses to Average Net Assets .............           1.54%       1.43%     1.42%      1.42%    1.22%        0.67%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................          (0.52%)     (0.30%)   (0.51%)    (0.22%)     --         0.57%
Portfolio Turnover Rate .............................              3%         17%       26%        26%      41%          38%



SECURITY EQUITY FUND - SOCIAL AWARENESS SERIES (CLASS B)
                                                                           Fiscal Period Ended September 30
                                                          ---------------------------------------------------------------------
Per Share Data                                             2002(c)(n)    2001(c)   2000(c)   1999(c)   1998(b)(c)  1997(b)(c)(d)
                                                          -----------   ---------  -------  --------- -----------  ------------
Net Asset Value Beginning of Period .................      $   17.01     $ 24.96   $ 23.35    $19.01     $ 17.81      $ 15.00

Income from Investment Operations:
Net Investment Income (Loss) ........................          (0.14)      (0.28)    (0.38)    (0.30)      (0.19)       (0.08)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................           1.93       (7.20)     2.37      5.00        1.39         2.89
                                                           ---------     -------   -------    ------     -------      -------
Total from Investment Operations ....................           1.79       (7.48)     1.99      4.70        1.20         2.81

Less Distributions:
Dividends (from Net Investment Income) ..............             --          --        --        --          --           --
Distributions (from Realized Gains) .................             --       (0.47)    (0.38)    (0.36)         --           --
                                                           ---------     -------   -------    ------     -------      -------
    Total Distributions .............................             --       (0.47)    (0.38)    (0.36)         --           --
                                                           ---------     -------   -------    ------     -------      -------
Net Asset Value End of Period .......................      $   18.80     $ 17.01   $  4.96    $23.35     $ 19.01      $ 17.81
                                                           =========     =======   =======    ======     =======      =======

Total Return (a) ....................................          10.52%     (30.44%)    8.53%    24.81%       6.74%       18.73%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................      $   9,760     $ 8,969   $12,633    $9,136     $ 5,245      $ 3,641
Ratio of Expenses to Average Net Assets .............           2.54%       2.43%     2.43%     2.51%       2.20%        1.84%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................          (1.51%)     (1.31%)   (1.52%)   (1.30%)     (0.98%)      (0.60%)
Portfolio Turnover Rate .............................              3%         17%       26%       26%         41%          38%

--------------------------------------------------------------------------------
                           58 See accompanying notes.

--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - SOCIAL AWARENESS SERIES (CLASS C)


                                                              Fiscal Period Ended September 30
                                                     --------------------------------------------------
Per Share Data                                        2002(c)(n)     2001(c)     2000(c)     1999(c)(i)
                                                     -----------   ----------  ----------  -----------

Net Asset Value Beginning of Period .................  $ 17.40      $ 25.50     $ 23.87      $ 24.47

Income from Investment Operations:
Net Investment Income (Loss) ........................    (0.14)       (0.28)      (0.41)       (0.22)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................     1.97        (7.35)       2.42        (0.38)
                                                       -------      -------     -------      -------
Total from Investment Operations ....................     1.83        (7.63)       2.01        (0.60)

Less Distributions:
Dividends (from Net Investment Income) ..............       --           --          --           --
Distributions (from Realized Gains) .................       --        (0.47)      (0.38)          --
                                                       -------      -------     -------      -------
    Total Distributions .............................       --        (0.47)      (0.38)          --
                                                       -------      -------     -------      -------
Net Asset Value End of Period .......................  $ 19.23      $ 17.40     $ 25.50      $ 23.87
                                                       =======      =======     =======      =======
Total Return (a) ....................................    10.52%      (30.39%)      8.43%       (2.45%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................  $ 1,371      $ 1,126     $   918      $   405
Ratio of Expenses to Average Net Assets .............     2.54%        2.45%       2.55%        2.66%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................    (1.52%)      (1.33%)     (1.64%)      (1.46%)
Portfolio Turnover Rate .............................        3%          17%         26%          33%



SECURITY EQUITY FUND - SOCIAL AWARENESS SERIES (CLASS S)

                                                         Fiscal Period Ended September 30
                                                         --------------------------------
Per Share Data                                            2002(c)(n)        2001(c)(m)
                                                         -------------   ----------------
Net Asset Value Beginning of Period .................       $ 17.83          $ 22.93

Income from Investment Operations:
Net Investment Income (Loss) ........................         (0.15)           (0.16)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................          2.02            (4.94)
                                                            -------          -------

Total from Investment Operations ....................          1.87            (5.10)

Less Distributions:
Dividends (from Net Investment Income) ..............            --               --
Distributions (from Realized Gains) .................            --               --
                                                            -------          -------
    Total Distributions .............................            --               --
                                                            -------          -------
Net Asset Value End of Period .......................       $ 19.70          $ 17.83
                                                            =======          =======
Total Return (a) ....................................         10.49%          (25.89%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................       $    26          $    23
Ratio of Expenses to Average Net Assets .............          2.54%            2.38%
Ratio of Net Income (Loss) to Average
  Net Assets ........................................         (1.51%)          (1.20%)
Portfolio Turnover Rate .............................             3%              17%


--------------------------------------------------------------------------------
                           59 See accompanying notes.

--------------------------------------------------------------------------------


Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - MID CAP VALUE SERIES (CLASS A)
                                                                              Fiscal Period Ended September 30
                                                          ------------------------------------------------------------------------
Per Share Data                                             2002(c)(n)    2001(c)    2000(c)   1999(c)   1998(b)(c)   1997(b)(c)(e)
                                                          ------------  ---------  ---------  -------- -----------  --------------
Net Asset Value Beginning of Period .................       $ 18.04     $ 20.75     $ 16.60     $ 12.07   $ 12.95       $ 10.00

Income from Investment Operations:
Net Investment Income (Loss) ........................         (0.01)         --       (0.04)      (0.07)    (0.02)         0.05
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................          5.98       (0.90)       4.89        4.65     (0.53)         2.90
                                                            -------     -------     -------     -------   -------       -------
Total from Investment Operations ....................          5.97       (0.90)       4.85        4.58     (0.55)         2.95

Less Distributions:
Dividends (from Net Investment Income) ..............            --          --          --          --     (0.05)           --
Distributions (from Realized Gains) .................         (0.32)      (1.81)      (0.70)      (0.05)    (0.28)           --
                                                            -------     -------     -------     -------   -------       -------
    Total Distributions .............................         (0.32)      (1.81)      (0.70)      (0.05)    (0.33)           --
                                                            -------     -------     -------     -------   -------       -------
Net Asset Value End of Period .......................       $ 23.69     $ 18.04     $ 20.75     $ 16.60   $ 12.07       $ 12.95
                                                            =======     =======     =======     =======   =======       =======
Total Return (a) ....................................         33.32%      (4.54%)     30.46%      38.06%    (4.31%)       29.50%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................       $86,386     $50,541     $34,458     $22,804   $10,901       $ 4,631
Ratio of Expenses to Average Net Assets .............          1.33%       1.30%       1.29%       1.33%     1.27%         1.10%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................         (0.11%)      0.01%      (0.25%)     (0.44%)   (0.13%)        1.43%
Portfolio Turnover Rate .............................            47%         55%         69%         79%       98%           35%



SECURITY EQUITY FUND - MID CAP VALUE SERIES (CLASS B)
                                                                           Fiscal Period Ended September 30
                                                         ------------------------------------------------------------------------
Per Share Data                                            2002(c)(n)    2001(c)    2000(c)    1999(c)    1998(b)(c)   1997(b)(c)(e)
                                                         -----------  ----------  ---------  ---------  ------------  -------------
Net Asset Value Beginning of Period .................      $ 17.26     $ 20.11     $ 16.26    $11.94       $12.91        $10.00

Income from Investment Operations:
Net Investment Income (Loss) ........................        (0.11)      (0.19)      (0.22)    (0.22)       (0.15)         0.01
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................         5.69       (0.85)       4.77      4.59        (0.54)         2.90
                                                           -------     -------     -------    ------       ------        ------
Total from Investment Operations ....................         5.58       (1.04)       4.55      4.37        (0.69)         2.91

Less Distributions:
Dividends (from Net Investment Income) ..............           --          --          --        --           --            --
Distributions (from Realized Gains) .................        (0.32)      (1.81)      (0.70)    (0.05)       (0.28)           --
                                                           -------     -------     -------    ------       ------        ------
    Total Distributions .............................        (0.32)      (1.81)      (0.70)    (0.05)       (0.28)           --
                                                           -------     -------     -------    ------       ------        ------
Net Asset Value End of Period .......................      $ 22.52     $ 17.26     $ 20.11    $16.26       $11.94        $12.91
                                                           =======     =======     =======    ======       ======        ======

Total Return (a) ....................................        32.56%      (5.45%)     29.21%    36.71%       (5.38%)       29.10%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................      $46,639     $26,967     $14,041    $9,682       $6,615        $3,572
Ratio of Expenses to Average Net Assets .............         2.33%       2.30%       2.32%     2.37%        2.33%         2.26%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................        (1.11%)     (0.98%)     (1.27%)   (1.50%)      (1.19%)        0.27%
Portfolio Turnover Rate .............................           47%         55%         69%       79%          98%           35%

--------------------------------------------------------------------------------
                           60 See accompanying notes.

--------------------------------------------------------------------------------


Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - MID CAP VALUE SERIES (CLASS C)
                                                                Fiscal Period Ended September 30
                                                        -------------------------------------------------
Per Share Data                                           2002(c)(n)    2001(c)    2000(c)    1999(c)(i)
                                                        -----------  ---------- ----------  -------------
Net Asset Value Beginning of Period .................     $ 17.53      $20.39     $16.51       $14.54

Income from Investment Operations:
Net Investment Income (Loss) ........................       (0.11)      (0.19)     (0.22)       (0.13)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................        5.79       (0.86)      4.80         2.10
                                                          -------      ------     ------       ------
Total from Investment Operations ....................        5.68       (1.05)      4.58         1.97

Less Distributions:
Dividends (from Net Investment Income) ..............          --          --         --           --
Distributions (from Realized Gains) .................       (0.32)      (1.81)     (0.70)          --
                                                          -------      ------     ------       ------
    Total Distributions .............................       (0.32)      (1.81)     (0.70)          --
                                                          -------      ------     ------       ------
Net Asset Value End of Period .......................     $ 22.89      $17.53     $20.39       $16.51
                                                          =======      ======     ======       ======

Total Return (a) ....................................       32.63%      (5.42%)    28.93%       13.55%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................     $13,936      $6,976     $3,069       $1,138
Ratio of Expenses to Average Net Assets .............        2.33%       2.30%      2.36%        2.38%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................       (1.11%)     (0.98%)    (1.28%)      (1.36%)
Portfolio Turnover Rate .............................          47%         55%        69%          92%



SECURITY EQUITY FUND - MID CAP VALUE SERIES (CLASS S)
                                                         Fiscal Period Ended September 30
                                                         --------------------------------
Per Share Data                                             2002(c)(n)       2001(c)(m)
                                                         --------------  ----------------
Net Asset Value Beginning of Period .................       $17.95            $20.90

Income from Investment Operations:
Net Investment Income (Loss) ........................        (0.12)            (0.10)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................         5.94             (2.85)
                                                            ------            ------
Total from Investment Operations ....................         5.82             (2.95)

Less Distributions:
Dividends (from Net Investment Income) ..............           --                --
Distributions (from Realized Gains) .................        (0.32)               --
                                                            ------            ------
    Total Distributions .............................        (0.32)               --
                                                            ------            ------
Net Asset Value End of Period .......................       $23.45            $17.95
                                                            ======            ======
Total Return (a) ....................................        32.65%           (12.74%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................       $8,467            $6,376
Ratio of Expenses to Average Net Assets .............         2.32%             2.29%
Ratio of Net Income (Loss) to Average
  Net Assets ........................................        (1.12%)           (0.95%)
Portfolio Turnover Rate .............................           47%               61%

--------------------------------------------------------------------------------
                           61 See accompanying notes.

--------------------------------------------------------------------------------


Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES (CLASS A)
                                                                      Fiscal Period Ended September 30
                                                          -------------------------------------------------------------------
Per Share Data                                             2002(c)(n)    2001(c)    2000(b)(c)    1999(b)(c)   1998(b)(c)(g)
                                                          ------------  ---------  -----------  -------------  --------------
Net Asset Value Beginning of Period .................       $  9.80     $ 22.08     $ 12.98        $  8.70        $ 10.00

Income from Investment Operations:
Net Investment Income (Loss) ........................         (0.11)      (0.18)      (0.19)            --          (0.03)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................          1.44      (10.78)       9.75           4.28          (1.26)
                                                            -------     -------     -------        -------        -------
Total from Investment Operations ....................          1.33      (10.96)       9.56           4.28          (1.29)

Less Distributions:
Dividends (from Net Investment Income) ..............            --          --          --             --           (0.01)
Distributions (from Realized Gains) .................            --       (1.32)      (0.46)            --             --
                                                            -------     -------     -------        -------        -------
    Total Distributions .............................            --       (1.32)      (0.46)            --           (0.01)
                                                            -------     -------     -------        -------        -------
Net Asset Value End of Period .......................       $ 11.13     $  9.80     $ 22.08        $ 12.98        $  8.70
                                                            =======     =======     =======        =======        =======
Total Return (a) ....................................         13.57%     (51.94%)     74.58%         49.20%        (12.95%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................       $12,396     $17,235     $38,172        $16,877        $ 2,677
Ratio of Expenses to Average Net Assets .............          2.07%       1.91%       1.55%          0.49%          1.39%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................         (1.89%)     (1.32%)     (0.97%)         0.03%         (0.35%)
Portfolio Turnover Rate .............................           287%        394%        318%           361%           366%



SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES (CLASS B)
                                                                        Fiscal Period Ended September 30
                                                          -----------------------------------------------------------
Per Share Data                                            2002(c)(n)  2001(c)   2000(b)(c)  1999(b)(c)   1998(b)(c)(g)
                                                          ----------  -------  -----------  ----------   ------------
Net Asset Value Beginning of Period .................       $ 9.37     $21.34    $ 12.69      $8.63         $ 10.00

Income from Investment Operations:
Net Investment Income (Loss) ........................         (0.14)    (0.28)     (0.31)      (0.14)         (0.13)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................          1.36    (10.37)      9.42        4.20          (1.24)
                                                            -------    ------    -------      ------        -------
    Total from Investment Operations ................          1.22    (10.65)      9.11        4.06          (1.37)

Less Distributions:
Dividends (from Net Investment Income) ..............            --        --         --          --             --
Distributions (from Realized Gains) .................            --     (1.32)     (0.46)         --             --
                                                            -------    ------    -------      ------        -------
   Total Distributions ..............................           --      (1.32)     (0.46)         --             --
                                                            -------    ------    -------      ------        -------
Net Asset Value End of Period .......................       $ 10.59    $ 9.37    $ 21.34      $12.69        $  8.63
                                                            =======    ======    =======      ======        =======
Total Return (a) ....................................         13.02%   (52.31%)    72.70%      47.05%        (13.70%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................       $ 7,103    $6,173    $11,688      $2,430        $ 1,504
Ratio of Expenses to Average Net Assets .............          2.82%     2.67%      2.44%       1.94%          2.38%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................         (2.65%)   (2.07%)    (1.81%)     (1.41%)         1.34%)
Portfolio Turnover Rate .............................           287%      394%       318%        361%           366%

--------------------------------------------------------------------------------
                           62 See accompanying notes.

--------------------------------------------------------------------------------



Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES (CLASS C)
                                                                  Fiscal Period Ended September 30
                                                       ---------------------------------------------------------
Per Share Data                                          2002(c)(n)     2001(c)     2000(b)(c)     1999(b)(c)(i)
                                                       ------------  ----------   ------------  ----------------
Net Asset Value Beginning of Period .................    $  9.53       $ 21.74      $ 12.86         $  11.16

Income from Investment Operations:
Net Investment Income (Loss) ........................      (0.14)        (0.28)       (0.35)           (0.07)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................       1.39         10.61)        9.69             1.77
                                                         -------       -------      -------         --------
Total from Investment Operations ....................       1.25        (10.89)        9.34             1.70

Less Distributions:
Dividends (from Net Investment Income) ..............         --            --           --               --
Distributions (from Realized Gains) .................         --         (1.32)       (0.46)              --
                                                         -------       -------      -------         --------
    Total Distributions .............................         --         (1.32)       (0.46)              --
                                                         -------       -------      -------         --------
Net Asset Value End of Period .......................    $ 10.78       $  9.53      $ 21.74         $  12.86
                                                         =======       =======      =======         ========

Total Return (a) ....................................      13.12%       (52.46%)      73.54%           15.23%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................    $ 3,018       $ 2,339      $ 3,741         $    890
Ratio of Expenses to Average Net Assets .............       2.82%         2.68%        2.39%            1.47%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................      (2.65%)       (2.09%)      (1.81%)          (0.95%)
Portfolio Turnover Rate .............................        287%          394%         318%             374%



SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES (CLASS S)

                                                         Fiscal Period Ended September 30
                                                        -----------------------------------
Per Share Data                                             2000(c)(n)         2001(c)(m)
                                                        ----------------  -----------------
Net Asset Value Beginning of Period .................        $  9.80           $ 11.82

Income from Investment Operations:
Net Investment Income (Loss) ........................          (0.14)            (0.16)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................           1.42             (1.86)
                                                             -------           -------
Total from Investment Operations ....................           1.28             (2.02)

Less Distributions:
Dividends (from Net Investment Income) ..............             --                --
Distributions (from Realized Gains) .................             --                --
                                                             -------           -------
    Total Distributions .............................             --                --
                                                             -------           -------
Net Asset Value End of Period .......................        $ 11.08           $  9.80
                                                             =======           =======

Total Return (a) ....................................          13.06%           (33.74%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................        $    93           $    56
Ratio of Expenses to Average Net Assets .............           2.82%             2.79%
Ratio of Net Income (Loss) to Average
  Net Assets ........................................          (2.65%)           (2.34%)
Portfolio Turnover Rate .............................            287%              394%

--------------------------------------------------------------------------------
                           63 See accompanying notes.

--------------------------------------------------------------------------------



Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - ENHANCED INDEX SERIES (CLASS A)

                                                                 Fiscal Period Ended September 30
                                                          ----------------------------------------------
Per Share Data                                             2002(c)(n)    2001(c)    2000(c)    1999(c)(h)
                                                          -----------  ----------  ---------  -----------
Net Asset Value Beginning of Period .................       $ 8.03     $11.29       $10.04       $10.00

Income from Investment Operations:
Net Investment Income (Loss) ........................           --         --           --         0.03
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................         0.84      (3.17)        1.37         0.01
                                                            ------     ------       ------       ------
Total from Investment Operations ....................         0.84      (3.17)        1.37         0.04

Less Distributions:
Dividends (from Net Investment Income) ..............           --         --           --           --
Distributions (from Realized Gains) .................           --      (0.09)       (0.12)          --
                                                            ------     ------       ------       ------
    Total Distributions .............................           --      (0.09)       (0.12)         --
                                                            ------     ------       ------       ------
Net Asset Value End of Period .......................       $ 8.87     $ 8.03       $11.29       $10.04
                                                            ======     ======       ======       ======
Total Return (a) ....................................        10.46%    (28.27%)      13.65%        0.40%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................       $7,934     $6,699       $8,219       $7,589
Ratio of Expenses to Average Net Assets .............         1.41%      1.42%        1.44%        1.48%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................         0.03%      0.02%       (0.05%)       0.39%
Portfolio Turnover Rate .............................           38%        40%         73%           68%



SECURITY EQUITY FUND - ENHANCED INDEX SERIES (CLASS B)

                                                                Fiscal Period Ended September 30
                                                         ---------------------------------------------
Per Share Data                                           2002(c)(n)   2001(c)   2000(c)    1999(c)(h)
                                                         ----------   -------  --------  -------------
Net Asset Value Beginning of Period .................      $ 7.87      $ 11.15  $  9.99     $10.00

Income from Investment Operations:
Net Investment Income (Loss) ........................       (0.03)       (0.08)   (0.09)     (0.02)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................        0.82        (3.11)    1.37       0.01
                                                           ------      -------  -------     ------
Total from Investment Operations ....................        0.79        (3.19)    1.28      (0.01)

Less Distributions:
Dividends (from Net Investment Income) ..............          --           --       --         --
Distributions (from Realized Gains) .................          --        (0.09)    0.12)        --
                                                           ------      -------  -------     ------
    Total Distributions .............................          --        (0.09)   (0.12)        --
                                                           ------      -------  -------     ------
Net Asset Value End of Period .......................      $ 8.66      $  7.87  $ 11.15     $ 9.99
                                                           ======      =======  =======     ======

Total Return (a) ....................................       10.04%      (28.81%)  12.82%     (0.10%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................      $8,204      $ 7,360  $10,960     $9,591
Ratio of Expenses to Average Net Assets .............        2.16%        2.17%    2.18%      2.20%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................       (0.73%)      (0.74%)  (0.79%)    (0.33%)
Portfolio Turnover Rate .............................          38%          40%      73%        68%

--------------------------------------------------------------------------------
                           64 See accompanying notes.

--------------------------------------------------------------------------------


Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - ENHANCED INDEX SERIES (CLASS C)
                                                                Fiscal Period Ended September 30
                                                        ----------------------------------------------------
Per Share Data                                           2002(c)(n)      2001(c)      2000(c)    1999(c)(h)
                                                        ------------   -----------  ----------  ------------
Net Asset Value Beginning of Period .................     $ 7.88        $11.16        $10.00      $10.00

Income from Investment Operations:
Net Investment Income (Loss) ........................       0.03)        (0.08)        (0.09)      (0.01)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................       0.83         (3.11)         1.37        0.01
                                                          ------        ------        ------       -----
Total from Investment Operations ....................       0.80         (3.19)         1.28          --

Less Distributions:
Dividends (from Net Investment Income) ..............         --            --            --          --
Distributions (from Realized Gains) .................         --         (0.09)        (0.12)         --
                                                          ------        ------        ------       -----
    Total Distributions .............................         --         (0.09)        (0.12)         --
                                                          ------        ------        ------       -----
Net Asset Value End of Period .......................     $ 8.68        $ 7.88        $11.16      $10.00
                                                          ======        ======        ======      ======
Total Return (a) ....................................      10.15%       (28.78%)       12.69%       0.00%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................     $5,486        $4,840        $7,092      $5,205
Ratio of Expenses to Average Net Assets .............       2.16%         2.17%         2.15%       2.05%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................      (0.73%)       (0.74%)       (0.77%)     (0.18%)
Portfolio Turnover Rate .............................         38%           40%           73%         68%


SECURITY EQUITY FUND - ENHANCED INDEX SERIES (CLASS S)

                                                         Fiscal Period Ended September 30
                                                      ---------------------------------------
Per Share Data                                            2002(c)(n)           2001(c)(m)
                                                      -----------------   -------------------
Net Asset Value Beginning of Period .................      $  8.00              $  8.84

Income from Investment Operations:
Net Investment Income (Loss) ........................        (0.03)               (0.04)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................         0.83                (0.80)
                                                           -------              -------
Total from Investment Operations ....................         0.80                (0.84)

Less Distributions:
Dividends (from Net Investment Income) ..............           --                   --
Distributions (from Realized Gains) .................           --                   --
                                                           -------              -------
    Total Distributions .............................           --                   --
                                                           -------              -------
Net Asset Value End of Period .......................      $  8.80              $  8.00
                                                           =======              =======
Total Return (a) ....................................        10.00%              (25.09%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................      $     3              $     3
Ratio of Expenses to Average Net Assets .............         2.18%                2.17%
Ratio of Net Income (Loss) to Average
  Net Assets ........................................        (0.76%)              (0.71%)
Portfolio Turnover Rate .............................           38%                  30%

--------------------------------------------------------------------------------
                           65 See accompanying notes.

--------------------------------------------------------------------------------


Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - INTERNATIONAL SERIES (CLASS A)

                                                                       Fiscal Period Ended September 30
                                                           ---------------------------------------------------------------------
Per Share Data                                               2002(c)(n)      2001(b)(c)(l)      2000(b)(c)        1999(b)(c)(h)
                                                           -------------   ----------------  ---------------   -----------------
Net Asset Value Beginning of Period .................         $  6.87        $ 11.01           $  9.69               $ 10.00

Income from Investment Operations:
Net Investment Income (Loss) ........................           (0.06)         (0.09)            (0.13)                (0.03)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................            0.55          (3.65)             1.45                 (0.28)
                                                              -------        -------           -------               -------
Total from Investment Operations ....................             0.49         (3.74)             1.32                 (0.31)

Less Distributions:
Dividends (from Net Investment Income) ..............              --             --                --                    --
Distributions (from Realized Gains) .................              --          (0.40)               --                    --
                                                              -------        -------           -------               -------
    Total Distributions .............................              --          (0.40)               --                    --
                                                              -------        -------           -------               -------
Net Asset Value End of Period .......................         $  7.36        $  6.87           $ 11.01               $  9.69
                                                              =======        =======           =======               =======
Total Return (a) ....................................            7.13%        (35.01%)           13.62%                (3.10%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................         $ 2,973        $ 2,934           $ 4,414               $ 2,928
Ratio of Expenses to Average Net Assets .............            2.50%          2.51%             2.46%                 2.50%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................           (1.54%)        (0.98%)           (1.08%)               (0.41%)
Portfolio Turnover Rate .............................             178%           170%              116%                  115%



SECURITY EQUITY FUND - INTERNATIONAL SERIES (CLASS B)
                                                                         Fiscal Period Ended September 30
                                                          -------------------------------------------------------------
Per Share Data                                             2002(c)(n)    2001(b)(c)(l)      2000(b)(c)     1999(b)(c)(h)
                                                          ------------  ---------------  --------------  ---------------
Net Asset Value Beginning of Period .................        $ 6.74        $ 10.88           $ 9.65           $ 10.00

Income from Investment Operations:
Net Investment Income (Loss) ........................         (0.08)         (0.15)           (0.22)            (0.07)
Net Gain (Loss) on Securities
 (realized and unrealized) ..........................          0.54          (3.59)            1.45             (0.28)
                                                             ------        -------           ------           -------
Total from Investment Operations ....................          0.46          (3.74)            1.23             (0.35)

Less Distributions:
Dividends (from Net Investment Income) ..............            --             --               --                --
Distributions (from Realized Gains) .................            --          (0.40)              --                --
                                                             ------        -------           ------           -------
    Total Distributions .............................            --          (0.40)              --                --
                                                             ------        -------           ------           -------
Net Asset Value End of Period .......................        $ 7.20        $  6.74           $10.88           $  9.65
                                                             ======        =======           ======           =======
Total Return (a) ....................................          6.83%        (35.45%)          12.75%            (3.50%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ................        $1,828        $ 1,685           $2,520           $ 2,028
Ratio of Expenses to Average Net Assets .............          3.25%          3.25%            3.26%             3.19%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ........................................          2.28%)        (1.73%)          (1.92%)           (1.09%)
Portfolio Turnover Rate .............................           178%           170%             116%              115%

--------------------------------------------------------------------------------
                           66 See accompanying notes.

--------------------------------------------------------------------------------


Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - INTERNATIONAL SERIES (CLASS C)
                                                                     Fiscal Period Ended September 30
                                                         ---------------------------------------------------------
Per Share Data                                           2002(c)(n)   2001(b)(c)(l)    2000(b)(c)    1999(b)(c)(h)
                                                         ----------   -------------    ----------    -------------
Net Asset Value Beginning of Period ...................  $ 6.76          $10.92          $ 9.68          $10.00
Income from Investment Operations:
Net Investment Income (Loss) ..........................   (0.08)          (0.15)          (0.21)          (0.04)
Net Gain (Loss) on Securities
 (realized and unrealized) ............................    0.54           (3.61)           1.45           (0.28)
                                                         ------          ------          ------          ------
Total from Investment Operations ......................    0.46           (3.76)           1.24           (0.32)

Less Distributions: ...................................
Dividends (from Net Investment Income)                       --              --              --              --
                                                         ------          ------          ------          ------
Distributions (from Realized Gains) ...................      --           (0.40)             --              --
                                                         ------          ------          ------          ------

    Total Distributions ...............................      --           (0.40)             --              --

Net Asset Value End of Period .........................  $ 7.22          $ 6.76          $10.92          $ 9.68
                                                         ======          ======          ======          ======

Total Return (a) ......................................    6.81%         (35.50%)         12.81%          (3.20%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ..................  $2,341          $2,244          $3,564          $2,493
Ratio of Expenses to Average Net Assets ...............    3.25%           3.25%           3.11%           2.78%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ..........................................   (2.29%)         (1.75%)         (1.76%)         (0.71%)
Portfolio Turnover Rate ...............................     178%            170%            116%            115%


SECURITY EQUITY FUND - INTERNATIONAL SERIES (CLASS S)

                                                           Fiscal Period Ended September 30
                                                           --------------------------------
Per Share Data                                             2002(c)(n)
                                                           ----------
Net Asset Value Beginning of Period .....................    $ 6.94

Income from Investment Operations:
Net Investment Income (Loss) ............................     (0.04)
Net Gain (Loss) on Securities
 (realized and unrealized) ..............................      0.43
                                                             ------
Total from Investment Operations ........................      0.39

Less Distributions:
Dividends (from Net Investment Income) ..................        --
Distributions (from Realized Gains) .....................        --
                                                             ------
    Total Distributions .................................        --
                                                             ------
Net Asset Value End of Period ...........................    $ 7.33
                                                             ======

Total Return (a) ........................................      6.70%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ....................    $   --
Ratio of Expenses to Average Net Assets .................      3.25%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ............................................     (4.50%)
Portfolio Turnover Rate .................................       277%

--------------------------------------------------------------------------------
                           67 See accompanying notes.

--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - SELECT 25 SERIES (CLASS A)
                                                                   Fiscal Period Ended September 30
                                                         ------------------------------------------------------
Per Share Data                                           2002(c)(n)      2001(c)        2000(c)      1999(c)(h)
                                                         ----------      -------        -------      ----------
Net Asset Value Beginning of Period ...................   $ 7.58         $11.34         $10.53         $10.00

Income from Investment Operations:
Net Investment Income (Loss) ..........................    (0.04)         (0.06)         (0.09)         (0.05)
Net Gain (Loss) on Securities
 (realized and unrealized) ............................     1.52          (3.70)          0.90           0.58
                                                          ------         ------         ------         ------
Total from Investment Operations ......................     1.48          (3.76)          0.81           0.53

Less Distributions:
Dividends (from Net Investment Income) ................       --             --             --             --
Distributions (from Realized Gains) ...................       --             --             --             --
                                                          ------         ------         ------         ------
    Total Distributions ...............................       --             --             --             --
                                                          ------         ------         ------         ------
Net Asset Value End of Period .........................   $ 9.06         $ 7.58         $11.34         $10.53
                                                          ======         ======         ======         ======

Total Return (a) ......................................    19.53%        (33.16%)         7.69%          5.30%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ..................  $17,601        $14,347        $22,006        $13,975
Ratio of Expenses to Average Net Assets ...............     1.43%          1.39%          1.35%          1.48%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ..........................................    (0.84%)        (0.60%)        (0.74%)        (0.75%)
Portfolio Turnover Rate ...............................       25%            44%            89%            14%


SECURITY EQUITY FUND - SELECT 25 SERIES (CLASS B)

                                                                Fiscal Period Ended September 30
                                                         ------------------------------------------------------
Per Share Data                                           2002(c)(n)      2001(c)        2000(c)      1999(c)(h)
                                                         ----------      -------        -------      ----------
Net Asset Value Beginning of Period ...................   $ 7.44         $11.22         $10.52         $10.00

Income from Investment Operations:
Net Investment Income (Loss) ..........................    (0.07)         (0.13)         (0.17)         (0.09)
Net Gain (Loss) on Securities
 (realized and unrealized) ............................     1.50          (3.65)          0.87           0.61
                                                          ------         ------         ------         ------
Total from Investment Operations ......................     1.43          (3.78)          0.70           0.52

Less Distributions:
Dividends (from Net Investment Income) ................       --             --             --             --
Distributions (from Realized Gains) ...................       --             --             --             --
                                                          ------         ------         ------         ------
    Total Distributions ...............................       --             --             --             --
                                                          ------         ------         ------         ------
Net Asset Value End of Period .........................   $ 8.87         $ 7.44         $11.22         $10.52
                                                          ======         ======         ======         ======

Total Return (a) ......................................    19.22%        (33.69%)         6.65%          5.20%

Ratios/Supplemental Data
Net Assets End of Period (thousands) ..................  $13,527        $11,519        $18,199        $12,938
Ratio of Expenses to Average Net Assets ...............     2.18%          2.14%          2.11%          2.19%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ..........................................    (1.59%)        (1.35%)        (1.49%)        (1.47%)
Portfolio Turnover Rate ...............................       25%            44%            89%            14%

--------------------------------------------------------------------------------
                           68 See accompanying notes.

--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - SELECT 25 SERIES (CLASS C)

                                                                Fiscal Period Ended September 30
                                                       ---------------------------------------------------
Per Share Data                                         2002(c)(n)      2001(c)       2000(c)    1999(c)(h)
                                                       ----------      -------       -------    ----------
Net Asset Value Beginning of Period ..................   $ 7.47        $11.26        $10.55        $10.00

Income from Investment Operations:
Net Investment Income (Loss) .........................    (0.07)        (0.13)        (0.17)        (0.09)
Net Gain (Loss) on Securities
 (realized and unrealized) ...........................     1.50         (3.66)         0.88          0.64
                                                         ------        ------        ------        ------
Total from Investment Operations .....................     1.43         (3.79)         0.71          0.55

Less Distributions:
Dividends (from Net Investment Income) ...............       --            --            --            --
Distributions (from Realized Gains) ..................       --            --            --            --
                                                         ------        ------        ------        ------
    Total Distributions ..............................       --            --            --            --
                                                         ------        ------        ------        ------
Net Asset Value End of Period ........................   $ 8.90        $ 7.47        $11.26        $10.55
                                                         ======        ======        ======        ======

Total Return (a) .....................................    19.14%       (33.66%)        6.73%         5.50%

Ratios/Supplemental Data
Net Assets End of Period (thousands) .................   $5,634        $4,531        $7,294        $4,442
Ratio of Expenses to Average Net Assets ..............     2.18%         2.14%         2.10%         2.07%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .........................................    (1.59%)       (1.35%)       (1.49%)       (1.34%)
Portfolio Turnover Rate ..............................       25%           44%           89%           14%


SECURITY EQUITY FUND - SELECT 25 SERIES (CLASS S)

                                                    Fiscal Period Ended September 30
                                                    --------------------------------
Per Share Data                                      2002(c)(n)    2001(c)(m)
                                                    ----------    ----------
Net Asset Value Beginning of Period ...............   $ 7.50        $ 9.62

Income from Investment Operations:
Net Investment Income (Loss) ......................    (0.07)        (0.08)
Net Gain (Loss) on Securities
 (realized and unrealized) ........................     1.53         (2.04)
                                                      ------        ------
Total from Investment Operations ..................     1.46         (2.12)

Less Distributions:
Dividends (from Net Investment Income) ............       --            --
Distributions (from Realized Gains) ...............       --            --
                                                      ------        ------
    Total Distributions ...........................       --            --
                                                      ------        ------
Net Asset Value End of Period .....................   $ 8.96        $ 7.50
                                                      ======        ======

Total Return (a) ..................................    19.47%       (29.97%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ..............      $19           $12
Ratio of Expenses to Average Net Assets ...........     2.18%         2.22%
Ratio of Net Income (Loss) to Average
  Net Assets ......................................    (1.58%)       (1.47%)
Portfolio Turnover Rate ...........................       25%           36%


--------------------------------------------------------------------------------
                           69 See accompanying notes.

--------------------------------------------------------------------------------


Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - LARGE CAP GROWTH SERIES (CLASS A)

                                                             Fiscal Period Ended September 30
                                                       -----------------------------------------
Per Share Data                                         2002(c)(n)   2001(b)(c)(l)  2000(c)(k)(l)
                                                       ----------   -------------  -------------
Net Asset Value Beginning of Period ..................   $ 6.00        $ 9.71         $10.00

Income from Investment Operations:
Net Investment Income (Loss) .........................    (0.04)        (0.08)         (0.05)
Net Gain (Loss) on Securities
 (realized and unrealized) ...........................     0.58         (3.63)         (0.24)
                                                         ------        ------         ------
Total from Investment Operations .....................     0.54         (3.71)         (0.29)

Less Distributions:
Dividends (from Net Investment Income) ...............       --            --             --
Distributions (from Realized Gains) ..................       --            --             --
                                                         ------        ------         ------
    Total Distributions ..............................       --            --             --
                                                         ------        ------         ------
Net Asset Value End of Period ........................   $ 6.54        $ 6.00         $ 9.71
                                                         ======        ======         ======

Total Return (a) .....................................     9.00%       (38.21%)        (2.90%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) .................   $3,285        $2,436         $2,405
Ratio of Expenses to Average Net Assets ..............     2.08%         2.00%          1.92%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .........................................    (1.18%)       (1.10%)        (1.25%)
Portfolio Turnover Rate ..............................        0%            6%             5%



SECURITY EQUITY FUND - LARGE CAP GROWTH SERIES (CLASS B)

                                                              Fiscal Period Ended September 30
                                                          ---------------------------------------------
Per Share Data                                            2002(c)(n)       2001(b)(c)     2000(c)(k)(l)
                                                          ----------       ----------     -------------
Net Asset Value Beginning of Period ....................    $ 5.92           $ 9.65           $10.00

Income from Investment Operations:
Net Investment Income (Loss) ...........................     (0.06)           (0.14)           (0.08)
Net Gain (Loss) on Securities
 (realized and unrealized) .............................      0.57            (3.59)           (0.27)
                                                            ------           ------           ------
Total from Investment Operations .......................      0.51            (3.73)           (0.35)

Less Distributions:
Dividends (from Net Investment Income) .................        --               --               --
Distributions (from Realized Gains) ....................        --               --               --
                                                            ------           ------           ------
    Total Distributions ................................        --               --               --
                                                            ------           ------           ------
Net Asset Value End of Period ..........................    $ 6.43           $ 5.92           $ 9.65
                                                            ======           ======           ======

Total Return (a) .......................................      8.62%          (38.65%)          (3.50%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ...................    $2,401           $1,955        $   2,039
Ratio of Expenses to Average Net Assets ................      2.82%            2.75%            2.68%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ...........................................     (1.93%)          (1.85%)          (2.02%)
Portfolio Turnover Rate ................................         0%               6%               5%

--------------------------------------------------------------------------------
                           70 See accompanying notes.

--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - LARGE CAP GROWTH SERIES (CLASS C)

                                                             Fiscal Period Ended September 30
                                                          ---------------------------------------------
Per Share Data                                            2002(c)(n)       2001(b)(c)     2000(c)(k)(l)
                                                          ----------       ----------     -------------
Net Asset Value Beginning of Period ....................    $ 5.93           $ 9.65           $10.00

Income from Investment Operations:
Net Investment Income (Loss) ...........................     (0.06)           (0.13)           (0.08)
Net Gain (Loss) on Securities
 (realized and unrealized) .............................      0.57            (3.59)           (0.27)
                                                            ------           ------           ------
Total from Investment Operations .......................      0.51            (3.72)           (0.35)

Less Distributions:
Dividends (from Net Investment Income) .................        --               --               --
Distributions (from Realized Gains) ....................        --               --               --
                                                            ------           ------           ------
    Total Distributions ................................        --               --               --
                                                            ------           ------           ------
Net Asset Value End of Period ..........................    $ 6.44           $ 5.93           $ 9.65
                                                            ======           ======           ======

Total Return (a) .......................................      8.60%          (38.55%)          (3.50%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ...................    $3,209           $2,577           $2,102
Ratio of Expenses to Average Net Assets ................      2.82%            2.75%            2.66%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ...........................................     (1.93%)          (1.85%)          (2.00%)
Portfolio Turnover Rate ................................         0%               6%               5%


SECURITY EQUITY FUND - LARGE CAP GROWTH SERIES (CLASS S)


                                                  Fiscal Period Ended September 30
                                                  --------------------------------
Per Share Data                                    2002(c)(n)   2001(b)(c)(m)
                                                  ----------   -------------
Net Asset Value Beginning of Period ............    $ 5.97        $ 6.60

Income from Investment Operations:
Net Investment Income (Loss) ...................     (0.06)        (0.08)
Net Gain (Loss) on Securities
 (realized and unrealized) .....................      0.57         (0.55)
                                                    ------        ------
Total from Investment Operations ...............      0.51         (0.63)

Less Distributions:
Dividends (from Net Investment Income) .........        --            --
Distributions (from Realized Gains) ............        --            --
                                                    ------        ------
    Total Distributions ........................        --            --
                                                    ------        ------
Net Asset Value End of Period ..................    $ 6.48        $ 5.97
                                                    ======        ======

Total Return (a) ...............................      8.54%       (29.27%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ...........        $4            $2
Ratio of Expenses to Average Net Assets ........      2.81%         2.75%
Ratio of Net Income (Loss) to Average
  Net Assets ...................................     (1.89%)       (1.80%)
Portfolio Turnover Rate ........................         0%            1%

--------------------------------------------------------------------------------
                           71 See accompanying notes.

--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - TECHNOLOGY SERIES (CLASS A)

                                                                    Fiscal Period Ended September 30
                                                           --------------------------------------------------
Per Share Data                                             2002(c)(n)       2001(b)(c)(l)    2000(b)(c)(k)(l)
                                                           ----------       -------------    ----------------
Net Asset Value Beginning of Period .....................    $ 3.41            $ 9.33            $10.00

Income from Investment Operations:
Net Investment Income (Loss) ............................     (0.05)            (0.11)            (0.08)
Net Gain (Loss) on Securities
 (realized and unrealized) ..............................      1.06             (5.81)            (0.59)
                                                             ------            ------            ------
Total from Investment Operations ........................      1.01             (5.92)            (0.67)

Less Distributions:
Dividends (from Net Investment Income) ..................        --                --                --
Distributions (from Realized Gains) .....................        --                --                --
                                                             ------            ------            ------
    Total Distributions .................................        --                --                --
                                                             ------            ------            ------
Net Asset Value End of Period ...........................    $ 4.42            $ 3.41            $ 9.33
                                                             ======            ======            ======

Total Return (a) ........................................     29.62%           (63.45%)           (6.70%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ....................    $4,611            $3,023            $4,340
Ratio of Expenses to Average Net Assets .................      2.50%             2.26%             2.28%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ............................................     (2.31%)           (2.01%)           (2.05%)
Portfolio Turnover Rate .................................       183%              240%              148%


SECURITY EQUITY FUND - TECHNOLOGY SERIES (CLASS B)

                                                                     Fiscal Period Ended September 30
                                                           ------------------------------------------------
Per Share Data                                             2002(c)(n)     2001(b)(c)(l)    2000(b)(c)(k)(l)
                                                           ----------     -------------    ----------------
Net Asset Value Beginning of Period .....................    $ 3.30           $9.21            $10.00

Income from Investment Operations:
Net Investment Income (Loss) ............................     (0.06)          (0.16)            (0.11)
Net Gain (Loss) on Securities ...........................
 (realized and unrealized)                                     1.03           (5.75)            (0.68)
                                                             ------           -----            ------
Total from Investment Operations ........................      0.97           (5.91)            (0.79)

Less Distributions:
Dividends (from Net Investment Income) ..................        --              --                --
Distributions (from Realized Gains) .....................        --              --                --
                                                             ------           -----            ------
    Total Distributions .................................        --              --                --
                                                             ------           -----            ------
Net Asset Value End of Period ...........................    $ 4.27           $3.30            $ 9.21
                                                             ======           =====            ======

Total Return (a) ........................................     29.39%         (64.17%)           (7.90%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ....................    $1,288            $870            $1,971
Ratio of Expenses to Average Net Assets .................      3.25%           3.01%             3.03%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ............................................     (3.06%)         (2.76%)           (2.79%)
Portfolio Turnover Rate .................................       183%            240%              148%

--------------------------------------------------------------------------------
                           72 See accompanying notes.

--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period

SECURITY EQUITY FUND - TECHNOLOGY SERIES (CLASS C)
                                                                  Fiscal Period Ended September 30
                                                          ------------------------------------------------
Per Share Data                                            2002(c)(n)     2001(b)(c)(l)    2000(b)(c)(k)(l)
                                                          ----------     -------------    ----------------
Net Asset Value Beginning of Period .....................   $ 3.30           $ 9.21           $10.00

Income from Investment Operations:
Net Investment Income (Loss) ............................    (0.07)           (0.16)           (0.11)
Net Gain (Loss) on Securities
 (realized and unrealized) ..............................     1.04            (5.75)           (0.68)
                                                            ------           ------           ------
Total from Investment Operations ........................     0.97            (5.91)           (0.79)

Less Distributions:
Dividends (from Net Investment Income) ..................       --               --               --
Distributions (from Realized Gains) .....................       --               --               --
                                                            ------           ------           ------
    Total Distributions .................................       --               --               --
                                                            ------           ------           ------
Net Asset Value End of Period ...........................   $ 4.27           $ 3.30           $ 9.21
                                                            ======           ======           ======

Total Return (a) ........................................    29.39%          (64.17%)          (7.90%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) ....................   $1,938           $1,348           $2,276
Ratio of Expenses to Average Net Assets .................     3.25%            3.01%            3.03%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ............................................    (3.06%)          (2.77%)          (2.79%)
Portfolio Turnover Rate .................................      183%             240%             148%


SECURITY EQUITY FUND - TECHNOLOGY SERIES (CLASS S)
                                                        Fiscal Period Ended September 30
                                                        ---------------------------------
Per Share Data                                          2002(c)(n)    2001(b)(c)(l)(m)
                                                        ----------    ----------------
Net Asset Value Beginning of Period ..................    $ 3.40         $ 6.63

Income from Investment Operations:
Net Investment Income (Loss) .........................     (0.07)         (0.09)
Net Gain (Loss) on Securities
 (realized and unrealized) ...........................      1.06          (3.14)
                                                          ------         ------
Total from Investment Operations .....................      0.99          (3.23)

Less Distributions:
Dividends (from Net Investment Income) ...............        --             --
Distributions (from Realized Gains) ..................        --             --
                                                          ------         ------
    Total Distributions ..............................        --             --
                                                          ------         ------
Net Asset Value End of Period ........................    $ 4.39         $ 3.40
                                                          ======         ======

Total Return (a) .....................................     29.12%        (53.74%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) .................      $169           $131
Ratio of Expenses to Average Net Assets ..............      3.25%          3.01%
Ratio of Net Income (Loss) to Average
  Net Assets .........................................     (3.06%)        (2.75%)
Portfolio Turnover Rate ..............................       183%           245%

--------------------------------------------------------------------------------
                           73 See accompanying notes.

--------------------------------------------------------------------------------


Selected data for each share of capital stock outstanding throughout each period

SECURITY ULTRA FUND (CLASS A)
                                                                           Fiscal Period Ended September 30
                                                        -----------------------------------------------------------------------
Per Share Data                                          2002(c)(n)     2001(c)      2000(c)     1999(c)     1998(c)     1997(c)
                                                        ----------     -------      -------     -------     -------     -------
Net Asset Value Beginning of Period ..................     $ 8.48       $15.28       $ 9.19       $7.65       $9.24       $8.25


Income from Investment Operations:
Net Investment Income (Loss) .........................      (0.04)       (0.07)       (0.08)      (0.06)      (0.06)      (0.08)
Net Gain (Loss) on Securities
 (realized and unrealized) ...........................       2.65        (5.38)        6.60        3.51       (1.06)       1.65
                                                           ------       ------       ------       -----       -----       -----
Total from Investment Operations .....................       2.61        (5.45)        6.52        3.45       (1.12)       1.57

Less Distributions:
Dividends (from Net Investment Income) ...............         --           --           --          --          --          --
Distributions (from Realized Gains) ..................      (0.06)       (1.35)       (0.43)      (1.91)      (0.47)      (0.58)
                                                           ------       ------       ------       -----       -----       -----
    Total Distributions ..............................      (0.06)       (1.35)       (0.43)      (1.91)      (0.47)      (0.58)
                                                           ------       ------       ------       -----       -----       -----
Net Asset Value End of Period ........................     $11.03       $ 8.48       $15.28       $9.19       $7.65       $9.24
                                                           ======       ======       ======       =====       =====       =====

Total Return (a) .....................................      30.78%      (38.19%)      72.82%      50.91%     (12.45%)     20.57%

Ratios/Supplemental Data
Net Assets End of Period (thousands) .................   $161,782     $131,498     $204,787     $96,238     $67,554     $84,504
Ratio of Expenses to Average Net Assets ..............       1.10%        1.09%        1.11%       1.21%       1.23%       1.71%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .........................................      (0.79%)      (0.64%)      (0.62%)     (0.77%)     (0.64%)     (1.01%)
Portfolio Turnover Rate ..............................         42%          48%          35%         54%        116%         68%


SECURITY ULTRA FUND (CLASS B)
                                                                            Fiscal Period Ended September 30
                                                        -----------------------------------------------------------------------
Per Share Data                                          2002(c)(n)      2001(c)     2000(c)     1999(c)     1998(c)     1997(c)
                                                        ----------      -------     -------     -------     -------     -------
Net Asset Value Beginning of Period ..................    $ 7.62        $14.02      $ 8.54      $ 7.28      $ 8.90      $ 8.03

Income from Investment Operations:
Net Investment Income (Loss) .........................     (0.08)        (0.17)      (0.19)      (0.14)      (0.14)      (0.15)
Net Gain (Loss) on Securities
 (realized and unrealized) ...........................      2.37         (4.88)       6.10        3.31       (1.01)       1.60
                                                          ------        ------      ------      ------      ------      ------
Total from Investment Operations .....................      2.29         (5.05)       5.91        3.17       (1.15)       1.45

Less Distributions:
Dividends (from Net Investment Income) ...............        --            --          --          --          --          --
Distributions (from Realized Gains) ..................     (0.06)        (1.35)      (0.43)      (1.91)      (0.47)      (0.58)
                                                          ------        ------      ------      ------      ------      ------
    Total Distributions ..............................     (0.06)        (1.35)      (0.43)      (1.91)      (0.47)      (0.58)
                                                          ------        ------      ------      ------      ------      ------
Net Asset Value End of Period ........................    $ 9.85        $ 7.62      $14.02      $ 8.54      $ 7.28      $ 8.90
                                                          ======        ======      ======      ======      ======      ======

Total Return (a) .....................................     30.06%       (38.83%)     71.17%      49.39%     (13.30%)     19.58%

Ratios/Supplemental Data
Net Assets End of Period (thousands) .................   $29,502       $28,580     $38,812      $7,818      $5,610      $5,964
Ratio of Expenses to Average Net Assets ..............      2.10%         2.09%       2.11%       2.21%       2.23%       2.71%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .........................................     (1.79%)       (1.64%)     (1.61%)     (1.77%)     (1.64%)     (2.01%)
Portfolio Turnover Rate ..............................        42%           48%         35%         54%        116%         68%

--------------------------------------------------------------------------------
                           74 See accompanying notes.

--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period


SECURITY ULTRA FUND (CLASS C)
                                                                         Fiscal Period Ended September 30
                                                           --------------------------------------------------------------
Per Share Data                                             2002(c)(n)          2001(c)           2000(c)       1999(c)(i)
                                                           ----------          -------           -------       ----------
Net Asset Value Beginning of Period ......................   $ 8.22            $14.99            $ 9.11          $8.20

Income from Investment Operations:
Net Investment Income (Loss) .............................    (0.09)            (0.18)            (0.20)         (0.07)
Net Gain (Loss) on Securities
 (realized and unrealized) ...............................     2.57             (5.24)             6.51           0.98
                                                             ------            ------            ------          -----
Total from Investment Operations .........................     2.48             (5.42)             6.31           0.91

Less Distributions:
Dividends (from Net Investment Income) ...................       --                --                --             --
Distributions (from Realized Gains) ......................    (0.06)            (1.35)            (0.43)       --
                                                             ------            ------            ------          -----
    Total Distributions ..................................    (0.06)            (1.35)            (0.43)       --
                                                             ------            ------            ------          -----
Net Asset Value End of Period ............................   $10.64            $ 8.22            $14.99          $9.11
                                                             ======            ======            ======          =====

Total Return (a) .........................................    30.17%           (38.78%)           71.10%         11.10%

Ratios/Supplemental Data
Net Assets End of Period (thousands) .....................   $6,644            $4,194            $3,017            $95
Ratio of Expenses to Average Net Assets ..................     2.10%             2.09%             2.11%          2.21%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .............................................    (1.79%)           (1.66%)           (1.61%)        (1.75%)
Portfolio Turnover Rate ..................................       42%               48%               35%            54%


SECURITY ULTRA FUND (CLASS S)
                                                     Fiscal Period Ended September 30
                                                     ---------------------------
Per Share Data                                       2002(c)(n)       2001(c)(m)
                                                     ----------       ----------
Net Asset Value Beginning of Period ..............    $ 8.43           $12.51

Income from Investment Operations:
Net Investment Income (Loss) .....................     (0.09)           (0.12)
Net Gain (Loss) on Securities
 (realized and unrealized) .......................      2.63            (3.96)
                                                      ------           ------
Total from Investment Operations .................      2.54            (4.08)

Less Distributions:
Dividends (from Net Investment Income) ...........        --               --
Distributions (from Realized Gains) ..............     (0.06)              --
                                                      ------           ------
    Total Distributions ..........................     (0.06)              --
                                                      ------           ------
Net Asset Value End of Period ....................    $10.91           $ 8.43
                                                      ======           ======

Total Return (a) .................................     30.13%          (34.75%)

Ratios/Supplemental Data
Net Assets End of Period (thousands) .............    $1,968           $1,499
Ratio of Expenses to Average Net Assets ..........      2.10%            2.10%
Ratio of Net Income (Loss) to Average
  Net Assets .....................................     (1.79%)          (1.72%)
Portfolio Turnover Rate ..........................        42%              52%

--------------------------------------------------------------------------------
                           75 See accompanying notes.

--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B, C and S shares.

(b) Fund expenses were reduced by the Investment Manager during the period and expense ratios absent such reimbursement would have been as follows:


                                       2002   2001   2000    1999    1998    1997
     Total Return Series      Class A   N/A    N/A    N/A     2.3%    2.5%    2.4%
                              Class B   N/A    N/A    N/A     3.2%    3.4%    3.3%
                              Class C   N/A    N/A    N/A     3.2%    N/A     N/A
     Social Awareness Series  Class A   N/A    N/A    N/A     N/A     1.5%    1.7%
                              Class B   N/A    N/A    N/A     N/A     2.5%    2.8%
     Mid Cap Value Series     Class A   N/A    N/A    N/A     N/A     1.5%    1.9%
                              Class B   N/A    N/A    N/A     N/A     2.6%    2.8%
     Small Cap Growth Series  Class A   N/A    N/A    1.6%    1.5%    2.4%    N/A
                              Class B   N/A    N/A    2.5%    2.9%    3.4%    N/A
                              Class C   N/A    N/A    2.5%    2.5%    N/A     N/A
     International Series     Class A   4.2%   3.8%   3.5%    4.7%    N/A     N/A
                              Class B   4.9%   4.5%   4.3%    5.4%    N/A     N/A
                              Class C   4.9%   4.5%   4.1%    5.0%    N/A     N/A
                              Class S   3.3%   N/A    N/A     N/A     N/A     N/A
     Large Cap Growth Series  Class A   N/A    2.2%   N/A     N/A     N/A     N/A
                              Class B   N/A    2.9%   N/A     N/A     N/A     N/A
                              Class C   N/A    2.9%   N/A     N/A     N/A     N/A
                              Class S   N/A    3.1%   N/A     N/A     N/A     N/A
     Technology Series        Class A   3.2%   2.7%   2.3%    N/A     N/A     N/A
                              Class B   4.0%   3.4%   3.0%    N/A     N/A     N/A
                              Class C   4.0%   3.5%   3.0%    N/A     N/A     N/A
                              Class S   4.0%   3.6%   N/A     N/A     N/A     N/A

(c) Net investment income (loss) was computed using average shares outstanding throughout the period.

(d) Security Social Awareness Series was initially capitalized on November 1, 1996, with a net asset value of $15 per share. Percentage amounts for the period, except for total return, have been annualized.

(e) Security Mid Cap Value Series was initially capitalized on May 1, 1997, with a net asset value of $10 per share. Percentage amounts for the period, except for total return, have been annualized.

(f) Meridian Investment Management Corporation (Meridian) became the sub-advisor of Total Return Series effective August 1, 1997. Prior to August 1, 1997 Security Management Company, LLC (SMC) paid
     Templeton/Franklin Investment Services, Inc. and Meridian for research services provided to Total Return Series.

(g) Security Small Cap Growth Series was initially capitalized on October 15, 1997, with a net asset value of $10 per share. Percentage amounts for the period, except for total return, have been annualized.

(h) Security Enhanced Index Series, Security International Series and Security Select 25 Series were initially capitalized on January 29, 1999, with a net asset value of $10 per share. Percentage amounts for the period, except for total return, have been annualized.

(i) Class "C" Shares were initially offered for sale on January 29, 1999. Percentage amounts for the period, except total return, have been annualized.

(j) Prior to May 15, 1999 SMC paid Meridian for sub-advisory services provided to Total Return Series. Effective May 15, 1999 the sub-advisory contract with Meridian was terminated and SMC continued to provide advisory services to the Total Return Series.

(k) Security Large Cap Growth Series and Security Technology Series were initially capitalized on May 1, 2000, with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.
(l) Expense ratios, including reimbursements, were calculated without the reduction for custodian fees earnings credits beginning May 1, 2000 for Security Large Cap Growth Series, Security Technology Series and Security International Series. Expense ratios with such reductions would have been as follows:

                                               2002           2001       2000
     International Series        Class A        N/A           2.49%      N/A
                                 Class B        N/A           3.23%      N/A
                                 Class C        N/A           3.23%      N/A
     Large Cap Growth Series     Class A        N/A           1.99%      1.85%
                                 Class B        N/A           N/A        2.61%
                                 Class C        N/A           N/A        2.60%
     Technology Series           Class A        N/A           2.25%      2.25%
                                 Class B        N/A           3.00%      3.00%
                                 Class C        N/A           3.00%      3.00%
                                 Class S        N/A           3.00%      N/A


(m) Class "S" Shares were initially offered for sale on February 1, 2001. Percentage amounts for the period, except total return, have been annualized. Total return has been calculated for the period February 1, 2001 through September 30, 2001.

(n) Unaudited figures for the six months ended March 31, 2002. Percentage amounts for the period, except total return, have been annualized.

--------------------------------------------------------------------------------
                           76 See accompanying notes.

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

March 31, 2002

1.   Significant accounting policies

     Security Growth and Income, Equity and Ultra Funds (the Funds) are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The shares of Security Equity Fund are currently issued in multiple Series, with each Series, in effect, representing a separate fund. The Fund is required to account for the assets of each Series separately and to allocate general liabilities of the Fund to each Series based on the relative net assets of each Series. Class "A" shares are generally sold with a sales charge at the time of purchase. Class "A" shares are not subject to a sales charge when they are redeemed, except that purchases of Class "A" shares of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class "B" shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within five years of acquisition incur a contingent deferred sales charge. Class "C" shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within one year of acquisition incur a contingent deferred sales charge. The Funds began offering an additional class of shares (" S" shares) to the public on February 1, 2001. The shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within seven years of acquisition incur a contingent deferred sales charge. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

     A. Security Valuation - Securities listed or traded on a national securities exchange are valued on the basis of the last sales price. If there are no sales on a particular day, then the securities are valued at the last bid price. If a security is traded on multiple exchanges, its value will be based on prices from the principal exchange where it is traded. All other securities for which market quotations are available are valued on the basis of the current bid price. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or the Funds' investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair market value. The Funds generally will value short-term debt securities at prices based on market quotations for securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U. S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. The Global Series', International Series' and Technology Series' investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U. S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Global Series and International Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

     B. Repurchase agreements - In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

     C. Foreign Currency Transactions - The accounting records of the Funds are maintained in U. S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U. S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U. S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

     D. Forward Foreign Currency Exchange Contracts - Global Series and International Series may enter into forward foreign exchange contracts in order to manage foreign currency risk from purchase or sale of securities denominated in foreign currency. These funds may also enter into such contracts to manage changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the statement of operations. These contracts involve market risk in excess of the amount reflected in the statement of assets and liabilities. The face or contract amount in U. S. dollars reflects the total exposure these funds have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

     E. Futures - Growth and Income Fund, Equity Series, Social Awareness Series, Small Cap Growth Series, Enhanced Index Series, International Series, and Ultra Fund utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. These funds may purchase futures


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

March 31, 2002

contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, the Funds may pay departing shareholders from its cash balances and reduce their futures positions accordingly. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the Funds. The Funds realize a gain or loss when the contract is closed or expires.

     F. Option writing- When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writers of options bear the market risk of an unfavorable change in the price of the security underlying the written option.

     G. Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are reported on an identified cost basis. Dividend income less foreign taxes withheld (if any) plus foreign taxes recoverable (if any) are recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     H. Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences are primarily due to differing treatments relating to the expiration of net operating losses and the recharacterization of foreign currency gains and losses and the deferral of wash sale losses.

     I. Taxes - The Funds complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

     J. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     K. Securities Lending - Certain of the Series may lend up to 33 1/3% of the value of total assets to broker/dealers, banks, or other institutional borrowers of securities in order to earn additional income. Each Series' policy is to maintain collateral in the form of cash, U. S. Government securities, letters of credit or such other collateral as may be permitted under its investment program equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.

2.  Management fees and other transactions with affiliates

     Under terms of the investment advisory contract, Security Management Company, LLC (SMC) agrees to provide, or arrange for others to provide, all the services required by the Growth and Income Fund, Equity Series, Global Series, and Ultra Fund for a single fee, including investment advisory services, transfer agent services and certain other administrative services. For Growth and Income Fund, Equity Series and Ultra Fund, this fee is equal to 2% of the first $10 million of the average daily closing value of each Fund's net assets, 1.5% of the next $20 million, and 1% of the remaining net assets of the fund for the fiscal year. For Global Series, this fee is equal to 2% of the first $70 million of the average daily closing value of the series' net assets and 1.5% of the remaining average net assets of the series for the fiscal year. Additionally, SMC agrees to assume all of the Funds' expenses, except for its fee and the expenses of interest, taxes, brokerage commissions and extraordinary items and Class "B", Class "C" and Class "S" distribution fees. Management fees are payable to SMC under an investment advisory contract at an annual rate of 0.75% of the average daily net assets for Total Return, Enhanced Index and Select 25 Series, 1.00% for Social Awareness, Mid Cap Value, Small Cap Growth, Large Cap Growth and Technology Series, and 1.10% for International Series.

     SMC also acts as the administrative agent and transfer agent for the Funds, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each fund. For these services, the Investment Manager receives, from the International Series an administrative fee equal to .045% of the average daily net assets of the series plus the greater of .10% of the average net assets or $60,000 for the year ended January 31, 2002. For administrative services provided to the Total Return, Social Awareness, Mid Cap Value, Small Cap Growth, Enhanced Index, Select 25 and the Large Cap Growth Series, SMC receives an administrative fee equal to .09% of the average daily net assets of each series. For transfer agent services, SMC is paid an annual fixed charge per account as well as a transaction fee for all shareholder and dividend payments, except from Growth and Income

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

March 31, 2002

Fund, Equity Series, Global Series and Ultra Fund.

     For the Technology Series, the administrative fee is equal to .045% of the average daily net assets of the Series plus the greater of .10% of the average net assets, (i) $45,000 in the year ending April 30, 2002 or (ii) $60,000 thereafter.

     SMC pays the Dreyfus Corporation an annual fee equal to .25% of the average daily closing value of the combined net assets of Growth & Income Fund and another fund managed by SMC, SBL Series B, computed on a daily basis. Beginning January 1, 2002, the Dreyfus Corporation agreed to waive .10% of the average daily closing value of the combined net assets of Growth & Income Fund and another fund managed by SMC, SBL Series B, computed on a daily basis until 12/31/06.

     SMC pays OppenheimerFunds, Inc. an annual fee equal to a percentage of the average daily closing value of the combined average daily net assets of Global Series and another fund managed by SMC, SBL Series D, computed on a daily basis as follows:

Combined Average Daily Net Assets                                    Annual Fees
---------------------------------                                    -----------
$0 to $300 Million .................................................    .35%
$300 Million to $750 Million .......................................    .30%
$750 Million or more ...............................................    .25%

SMC pays Strong Capital Management, Inc. (" Strong") with respect to Small Cap Growth Series, an annual fee based on the combined average net assets of the Series and another fund managed by SMC, SBL Series X, computed on a daily basis as follows:

Combined Average Daily Net Assets                                    Annual Fees
---------------------------------                                    -----------
Less Than $150 Million .............................................    .50%
$150 Million to $500 Million .......................................    .45%
$500 Million or more ...............................................    .40%

     Deutsche Asset Management, Inc. furnishes investment advisory services to Enhanced Index and International Series. For such services to the Enhanced Index Series SMC pays Deutsche Asset Management, Inc. an annual fee equal to a percentage of the average daily closing value of the combined net assets of Enhanced Index Series and another fund managed by SMC, SBL Series H, computed on a daily basis as follows:

Combined Average Daily Net Assets                                    Annual Fees
---------------------------------                                    -----------
$0 to $100 Million .................................................    .20%
$100 Million to $300 Million .......................................    .15%
$300 Million or more ...............................................    .13%

     SMC also pays Deutsche Asset Management, Inc. a minimum fee equal to $200,000 per year in the third and following years of the Series' operations. For the services provided to the International Series, SMC pays Deutsche Asset Management, Inc. an annual fee equal to a percentage of the average daily closing value of the combined net assets of International Series and another fund managed by SMC, SBL Series I, computed on a daily basis as follows:

Combined Average Daily Net Assets                                    Annual Fees
---------------------------------                                    -----------
$0 to $200 Million .................................................    .60%
$200 Million or more ...............................................    .55%

     Wellington Management Company, LLP furnishes investment advisory services to the Technology Series. For such services, SMC pays Wellington an annual fee equal to .50% of the average daily closing value of the combined net assets of Technology Series and another fund managed by SMC, SBL Series T.

     SMC has agreed to limit the total expenses of the Enhanced Index and Select 25 Series to 1.75%, Total Return, Social Awareness, Mid Cap Value, Small Cap Growth and Large Cap Growth Series to 2.00%, and International and Technology Series to 2.25%, in each case exclusive of interest, taxes, extraordinary expenses, brokerage fees and commissions and 12b-1 fees. The expense limits other than those for Enhanced Index, Select 25 and International Series are voluntary limits which may be limited at any time without notice to shareholders.

     The Funds have adopted Distribution Plans related to the offering of Class B and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 and Small Cap Growth, Enhanced Index, International, Select 25, Large Cap Growth and the Technology Series have also adopted such a Plan with respect to their Class A Shares. The plans provide for payments at an annual rate of 1.00% of the average daily net assets of each Fund's Class B, Class C, and Class S shares and 0.25% of the average daily net assets of the Small Cap Growth, Enhanced Index, International, Select 25 Series, Large Cap Growth and the Technology Series Class A shares.



     Security Distributors, Inc. (SDI), a wholly-owned subsidiary of Security Benefit Group, Inc. and the national distributor of the Funds, received net underwriting commissions on sales of Class A shares and contingent deferred sales charges on redemptions occurring within 5 years of the date of purchase of Class B shares, within 1 year of the date of purchase for Class C shares and within seven years of the date of purchase of Class S Shares after allowances to brokers and dealers, all in the amounts presented in the following table:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

March 31, 2002


                                  SDI                                              Broker/      Broker/      Broker/      Broker/
                              Underwriting     CDSC        CDSC       CDSC         Dealer       Dealer        Dealer      Dealer
                                (Class A)     (Class B)   (Class C)  (Class S)    (Class A)     (Class B)    (Class C)   (Class S)
                                ---------     ---------   ---------  ---------    ---------     ---------    ---------   ---------
Growth and Income Fund ........    $  775      $ 3,507       $225      $   44      $ 14,215     $ 24,230      $1,090       $ 896
Security Equity Fund:
  Equity Series ...............     3,253       95,455      1,217         108       285,415      298,825       6,434       1,417
  Global Series ...............       223       13,048        272         160        29,012       30,561       3,187         608
  Total Return Series..........        22        1,558          -           -         1,269        1,744         520           -
  Social Awareness Series......       289       10,209        142           -        16,251       18,924         791           -
  Mid Cap Value Series ........     7,301       19,574      1,110       9,450        88,566      213,261      11,204       1,596
  Small Cap Growth Series......       422        3,961         55          39        11,576       16,029       2,216         164
  Enhanced Index Series........        80        6,391         14           -         8,127       15,278       1,219           -
  International Series.........        88          405          1           -         1,114        1,816         431           8
  Select 25 Series ............       231       20,213         76           -        19,164       28,045       2,071         144
  Large Cap Growth Series .....        80        3,062         84           -         2,444        4,566         634          70
  Technology Series ...........       142           96        305           -         6,225        5,255         624           1
Security Ultra Fund ...........     3,179       25,286      2,149       7,632        66,942       83,375       6,288       1,492

     Certain officers and directors of the Funds are also officers and/or directors of Security Benefit Life Insurance Company and its subsidiaries, which include SMC and SDI.

3.   Federal Unrealized Appreciation/Depreciation

     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at March 31, 2002, were as follows:

                                                      Gross              Gross         Net unrealized
                                                    unrealized         unrealized       appreciation
                                                   appreciation       depreciation      (depreciation)
                                                   ------------       ------------      --------------
Growth & Income Fund ...........................    $  3,901,252       $(4,437,589)      $  (536,337)
Security Equity Fund:
  Equity Series ................................     183,970,234       (35,884,585)      148,085,649
  Global Series ................................       7,544,329       (13,637,989)       (6,093,660)
  Total Return Series ..........................         427,304          (964,628)         (537,324)
  Social Awareness Series ......................       3,703,827        (3,549,965)          153,862
  Mid Cap Value Series .........................      31,391,563        (2,807,306)       28,584,257
  Small Cap Growth Series ......................       4,275,930          (349,878)        3,926,052
  Enhanced Index Series ........................       2,032,002        (3,976,921)       (1,944,919)
  International Series .........................         438,791          (204,918)          233,873
  Select 25 Series .............................       3,183,748        (2,806,196)          377,552
  Large Cap Growth Series ......................         368,201        (3,021,499)       (2,653,298)
  Technology Series ............................         544,878        (1,740,865)       (1,195,987)
Security Ultra Fund ............................      48,014,263       (18,572,746)       29,441,517

4.   Investment transactions

     Investment transactions for the six months ended March 31, 2002, (excluding overnight investments and short-term commercial paper) were as follows:

                                                                     Proceeds
                                                   Purchases        from Sales
                                                   ---------        ----------
Growth & Income Fund .........................    $16,305,888       $18,299,534
Security Equity Fund:
  Equity Series ..............................     96,830,142       149,297,768
  Global Series ..............................     17,890,947        10,795,781
  Total Return Series ........................      1,309,342         1,435,993
  Social Awareness Series ....................        350,155           650,489
  Mid Cap Value Series .......................     51,734,172        26,838,820
  Small Cap Growth Series ....................     37,148,584        41,522,391
  Enhanced Index Series ......................      4,633,698         3,629,597
  International Series .......................      5,663,675         5,892,575
  Select 25 Series ...........................      4,076,828         6,139,302
  Large Cap Growth Series ....................      1,072,260             1,123
  Technology Series ..........................      7,818,712         6,620,189
Security Ultra Fund ..........................     39,531,722        64,583,705

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

March 31, 2002

5.   Forward Foreign Exchange Contracts

     At March 31, 2002, International Series had the following open forward foreign exchange contracts to buy or sell currency (excluding foreign currency contracts used for purchase and sale settlements):

                                                                                                                   Net Unrealized
 Contracts                            Settlement        Foreign Currency         Amount to be      U.S. $ Value     Appreciation
 to Buy                                 Date         to be delivered in U.S.$    paid in U.S.$     as of 3/31/02   (Depreciation)
 ------                                 ----         -------------------------   --------------    -------------   --------------
International Series
 Australian Dollar ..............      04/26/02                    207,565          $   108,957     $   110,575        $  1,618
 British Pound ..................      04/25/02                    290,815              413,323         413,510             187
 Danish Kroner ..................      04/25/02                  1,195,771              141,649         140,211         (1,438)
 European Monetary Unit .........      04/25/02                    300,576              264,005         261,923         (2,082)
 Japanese Yen ...................      04/25/02                 56,180,452              425,838         424,446         (1,392)
 Korean Won .....................      04/25/02                 34,848,474               26,303          26,224            (79)
 New Zealand Dollar .............      04/26/02                    158,744               68,603          69,704           1,101
 Norwegian Krone ................      04/25/02                206,696,607           23,567,254      23,338,358       (228,896)
 Singapore Dollar ...............      04/25/02                     86,585               47,566          46,975           (591)
 Swedish Krona ..................      04/25/02                  1,425,384              139,070         137,455         (1,615)
 Swiss Franc ....................      04/25/02                    429,963              257,876         255,777         (2,099)
                                                                                                                     ---------
                                                                                                                     ($235,286)
                                                                                                                     =========


                                                                                                                   Net Unrealized
Contracts                      Settlement          Foreign Currency          Amount to be         U.S. $ Value      Appreciation
to Sell                          Date           to be delivered in U.S.$     received in U.S.$   as of 3/31/02     (Depreciation)
-------                          ----           -------------------------    -----------------   -------------     --------------
International Series
 Australian Dollar ......   04/02/02 -04/26/02                 230,546           $   120,435      $   122,844           $(2,409)
 British Pound ..........   04/02/02 -04/25/02                  87,691               124,773          124,694                79
 Canadian Dollar ........        04/25/02                       92,514                58,350           57,983               367
 European Monetary Unit .   04/02/02 -04/25/02                 257,598               225,665          224,534             1,131
 Japanese Yen ...........   04/01/02 -04/25/02             208,792,612             1,586,858        1,577,372             9,486
 Korean Won .............        04/25/02                   34,707,091                26,086           26,117              (31)
 Hungary Forint .........        04/03/02                    1,072,000                 3,838            3,844               (6)
 New Zealand Dollar .....        04/26/02                      114,577                49,881           50,310             (429)
 Norwegian Krone ........        04/25/02                  205,600,529            23,366,352       23,214,599           151,753
 Singapore Dollar .......        04/25/02                       86,687                47,435           47,031               404
 Swiss Franc ............        04/25/02                      936,374               562,666          557,031             5,635
                                                                                                                       --------
                                                                                                                       $165,980
                                                                                                                       ========

6.   Open Futures Contracts

                                           Number of                           Contract         Market        Unrealized
                              Position     Contracts     Expiration Date       Amount           Value            Loss
                              --------     ---------     ---------------       ------           -----            ----
Equity Series
 S&P 500 Index Future .......   Long           35           6/20/02           $10,191,990    $10,055,499      $(136,491)

Enhanced Index Series
 S&P 500 E- Mini Future .....   Long            4           6/21/02           $   233,840    $   229,850      $  (3,990)
 S&P 500 Index Future .......   Long            4           6/20/02             1,170,474      1,149,200        (21,274)
                                                                                                              ---------
                                                                                                              $ (25,264)
                                                                                                              =========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

March 31, 2002

7.   Capital Share Transactions

     The Funds are authorized to issue unlimited number of shares in an unlimited number of classes. Transactions in the capital shares of the Funds were as follows:


                                       2002               2002                 2002              2002                2002
                                      Shares             Amount               Shares            Amount              Shares
                                       Sold               Sold              Reinvested        Reinvested           Redeemed
                                       ----               ----              ----------        ----------           --------
Growth & Income Fund
   Class A shares .................    452,296        $   2,597,906            33,045        $    197,941          (741,100)
   Class B shares .................    301,105            1,666,029                 -                  -           (143,975)
   Class C shares .................    123,955              708,132                 -                  -            (27,458)
   Class S shares .................      3,995               22,400                 -                  -               (133)
                                     ---------        -------------            ------        ------------          --------
    Total .........................    881,351        $   4,994,467            33,045        $    197,941          (912,666)
                                     =========        =============            ======        ============          ========
Security Equity Fund:
  Equity Series
   Class A shares .................  5,245,644        $  36,505,933                 1        $          5        (8,530,262)
   Class B shares .................  2,078,543           13,237,526                 -                   -        (2,542,997)
   Class C shares .................    219,571            1,471,955                 -                   -          (122,361)
   Class S shares .................      5,214               35,417                 -                   -              (263)
                                     ---------        -------------            ------        ------------          --------
    Total .........................  7,548,972        $  51,250,831                 1        $          5       (11,195,883)
                                     =========        =============            ======        ============          ========
Global Series
   Class A shares .................  5,800,284        $  71,496,135                45        $        657        (5,443,715)
   Class B shares .................    352,232            4,086,286                 3                  34          (275,116)
   Class C shares .................    106,234            1,272,451                 -                   -           (49,101)
   Class S shares .................      1,196               15,196                 -                   -              (175)
                                     ---------        -------------            ------        ------------          --------
    Total .........................  6,259,946        $  76,870,068                48        $        691        (5,768,107)
                                     =========        =============            ======        ============          ========
Total Return Series
   Class A shares .................     29,706        $     262,571                 -        $          -           (40,931)
   Class B shares .................     10,885               94,757                 -                   -           (35,535)
   Class C shares .................     23,506              202,897                 -                   -            (1,903)
   Class S shares .................          -                    -                 -                   -                 -
                                     ---------        -------------            ------        ------------          --------
    Total .........................     64,097        $     560,225                 -        $          -           (78,369)
                                     =========        =============            ======        ============          ========
Social Awareness Series
   Class A shares .................     84,313        $   1,653,307                 -        $          -           (57,093)
   Class B shares .................     34,045              630,983                 -                   -           (42,106)
   Class C shares .................     13,769              262,715                 -                   -            (7,183)
   Class S shares .................          -                    -                 -                   -                 -
                                     ---------        -------------            ------        ------------          --------
   Total ..........................    132,127        $   2,547,005                 -        $          -          (106,382)
                                     =========        =============            ======        ============          ========
Mid Cap Value Series
   Class A shares .................  1,309,087        $  27,847,972            43,855        $    908,678          (507,074)
   Class B shares .................    712,717           14,498,825            27,646             546,012          (232,017)
   Class C shares .................    252,035            5,194,418             6,474             129,993           (47,705)
   Class S shares .................     11,997              256,631             5,427             111,634           (11,525)
                                     ---------        -------------            ------        ------------          --------
    Total .........................  2,285,836        $  47,797,846            83,402        $  1,696,317          (798,321)
                                     =========        =============            ======        ============          ========
Small Cap Growth Series
   Class A shares .................    210,516        $   2,298,867                13        $        218          (854,360)
   Class B shares .................    226,375            2,349,278                 -                   -          (214,703)
   Class C shares .................     75,148              796,692                 -                   -           (40,525)
   Class S shares .................      2,694               30,788                 -                   -               (61)
                                     ---------        -------------            ------        ------------          --------
    Total .........................    514,733        $   5,475,625                13        $        218        (1,109,650)
                                     =========        =============            ======        ============          ========
Enhanced Index Series
   Class A shares .................    184,536        $   1,606,934                 -        $          -          (124,094)
   Class B shares .................     92,949              791,250                 -                   -           (80,567)
   Class C shares .................     58,230              495,903                 -                   -           (39,662)
   Class S shares .................          -                    -                 -                   -                 -
                                     ---------        -------------            ------        ------------          --------
    Total .........................    335,715        $   2,894,087                 -        $          -          (244,323)
                                     =========        =============            ======        ============          ========
International Series
   Class A shares .................     35,235        $     253,349                 -        $          -           (58,724)
   Class B shares .................      6,832               47,731                 -                   -            (3,001)
   Class C shares .................     19,304              136,713                 -                   -           (27,298)
   Class S shares .................         29                  200                 -                   -                 -
                                     ---------        -------------            ------        ------------          --------
    Total .........................     61,400        $     437,993                 -        $          -           (89,023)
                                     =========        =============            ======        ============          ========
Select 25 Series
   Class A shares .................    246,263        $   2,192,888                 -        $          -          (197,202)
   Class B shares .................    152,131            1,327,779                 -                   -          (174,286)
   Class C shares .................     61,374              530,493                 -                   -           (34,846)
   Class S shares .................        412                3,600                 -                   -                (1)
                                     ---------        -------------            ------        ------------          --------
    Total .........................    460,180        $   4,054,760                 -        $          -          (406,335)
                                     =========        =============            ======        ============          ========
Large Cap Growth Series
   Class A shares .................    172,027        $   1,157,564                 -        $          -           (75,865)
   Class B shares .................     85,570              566,245                 -                   -           (42,521)
   Class C shares .................     80,465              527,477                 -                   -           (16,939)
   Class S shares .................        268                1,750                 -                   -                 -
                                     ---------        -------------            ------        ------------          --------
    Total .........................    338,330        $   2,253,036                 -        $          -          (135,325)
                                     =========        =============            ======        ============          ========
Technology Series
   Class A shares .................    309,419        $   1,396,948                 -        $          -          (152,946)
   Class B shares .................     40,033              170,356                 -                   -            (1,771)
   Class C shares .................     72,166              311,522                 -                   -           (26,193)
   Class S shares .................          2                   30                 -                   -               (40)
                                     ---------        -------------            ------        ------------          --------
    Total .........................    421,620        $   1,878,856                 -        $          -          (180,950)
                                     =========        =============            ======        ============          ========
Security Ultra Fund
   Class A shares .................  3,384,246        $  34,573,625            79,784        $    829,749        (4,306,640)
   Class B shares .................    449,861            4,082,350            20,365             189,806        (1,228,018)
   Class C shares .................    183,424            1,797,188             3,053              30,713           (72,249)
   Class S shares .................     15,665              159,689               982              10,135           (14,105)
                                     ---------        -------------            ------        ------------          --------
    Total .........................  4,033,196        $  40,612,852           104,184        $  1,060,403        (5,621,012)
                                     =========        =============            ======        ============          ========



                                              2002             2002 Total            2002 Total
                                             Amount        Increase/(Decrease)   Increase/(Decrease)
                                            Redeemed              Shares               Amount
                                            --------              ------               ------
Growth & Income Fund
   Class A shares .................      $    (4,275,183)        (255,759)       $   (1,479,336)
   Class B shares .................             (807,413)         157,130               858,616
   Class C shares .................             (158,014)          96,497               550,118
   Class S shares .................                 (773)           3,862                21,627
                                         ---------------        ---------        --------------
    Total .........................      $    (5,241,383)           1,730        $      (48,975)
                                         ===============        =========        ==============
Security Equity Fund:
  Equity Series
   Class A shares .................      $   (59,073,427)      (3,284,617)       $  (22,567,489)
   Class B shares .................          (16,092,418)        (464,454)           (2,854,892)
   Class C shares .................             (804,275)          97,210               667,680
   Class S shares .................               (1,828)           4,951                33,589
                                         ---------------        ---------        --------------
    Total .........................      $   (75,971,948)      (3,646,910)       $  (24,721,112)
                                         ===============        =========        ==============
Global Series
   Class A shares .................      $   (67,408,236)         356,614        $    4,088,556
   Class B shares .................           (3,210,094)          77,119               876,226
   Class C shares .................             (587,117)          57,133               685,339
   Class S shares .................               (2,127)           1,021                13,068
                                         ---------------        ---------        --------------
    Total .........................      $   (71,207,574)         491,887        $    5,663,185
                                         ===============        =========        ==============
Total Return Series
   Class A shares .................      $      (370,951)         (11,225)       $     (108,380)
   Class B shares .................             (307,176)         (24,650)             (212,419)
   Class C shares .................              (16,563)          21,603               186,334
   Class S shares .................                    -                -                     -
                                         ---------------        ---------        --------------
    Total .........................      $      (694,690)         (14,272)       $     (134,465)
                                         ===============        =========        ==============
Social Awareness Series
   Class A shares .................      $    (1,117,814)          27,220        $      535,493
   Class B shares .................             (776,696)          (8,061)             (145,713)
   Class C shares .................             (136,137)           6,586               126,578
   Class S shares .................                    -                -                     -
                                         ---------------        ---------        --------------
   Total ..........................      $    (2,030,647)          25,745        $      516,358
                                         ===============        =========        ==============
Mid Cap Value Series
   Class A shares .................      $   (10,747,863)         845,868        $   18,008,787
   Class B shares .................           (4,769,548)         508,346            10,275,289
   Class C shares .................             (967,614)         210,804             4,356,797
   Class S shares .................             (237,416)           5,899               130,849
                                         ---------------        ---------        --------------
    Total .........................      $   (16,722,441)       1,570,917        $   32,771,722
                                         ===============        =========        ==============
Small Cap Growth Series
   Class A shares .................      $    (9,318,524)        (643,831)       $   (7,019,439)
   Class B shares .................           (2,247,944)          11,673               101,334
   Class C shares .................             (435,842)          34,623               360,850
   Class S shares .................                 (689)           2,633                30,099
                                         ---------------        ---------        --------------
    Total .........................      $   (12,002,999)        (594,902)       $   (6,527,156)
                                         ===============        =========        ==============
Enhanced Index Series
   Class A shares .................      $    (1,088,224)          60,442        $      518,710
   Class B shares .................             (689,745)          12,382               101,505
   Class C shares .................             (336,693)          18,568               159,210
   Class S shares .................                    -                -                     -
                                         ---------------        ---------        --------------
    Total .........................      $    (2,114,662)          91,392        $      779,425
                                         ===============        =========        ==============
International Series
   Class A shares .................      $      (420,170)         (23,489)       $     (166,821)
   Class B shares .................              (20,834)           3,831                26,897
   Class C shares .................             (191,124)          (7,994)              (54,411)
   Class S shares .................                    -               29                   200
                                         ---------------        ---------        --------------
    Total .........................      $      (632,128)         (27,623)       $     (194,135)
                                         ===============        =========        ==============
Select 25 Series
   Class A shares .................      $    (1,716,901)          49,061        $      475,987
   Class B shares .................           (1,490,411)         (22,155)             (162,632)
   Class C shares .................             (303,719)          26,528               226,774
   Class S shares .................                  (10)             411                 3,590
                                         ---------------        ---------        --------------
    Total .........................      $    (3,511,041)          53,845        $      543,719
                                         ===============        =========        ==============
Large Cap Growth Series
   Class A shares .................      $      (492,404)          96,162        $      665,160
   Class B shares .................             (275,265)          43,049               290,980
   Class C shares .................             (108,791)          63,526               418,686
   Class S shares .................                    -              268                 1,750
                                         ---------------        ---------        --------------
    Total .........................      $      (876,460)         203,005        $    1,376,576
                                         ===============        =========        ==============
Technology Series
   Class A shares .................      $      (673,108)         156,473        $      723,840
   Class B shares .................               (7,721)          38,262               162,635
   Class C shares .................             (111,862)          45,973               199,660
   Class S shares .................                 (175)             (38)                 (145)
                                         ---------------        ---------        --------------
    Total .........................      $      (792,866)         240,670        $    1,085,990
                                         ===============        =========        ==============
Security Ultra Fund
   Class A shares .................      $   (44,073,649)        (842,610)       $   (8,670,275)
   Class B shares .................          (11,274,078)        (757,792)           (7,001,922)
   Class C shares .................             (712,652)         114,228             1,115,249
   Class S shares .................             (147,342)           2,542                22,482
                                         ---------------        ---------        --------------
    Total .........................      $   (56,207,721)      (1,483,632)       $  (14,534,466)
                                         ===============        =========        ==============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
March 31, 2002

                                         2001                    2001                 2001                 2001
                                        Shares                  Amount               Shares               Amount
                                         Sold                    Sold              Reinvested           Reinvested
                                      ----------             ------------          ----------          ------------
Growth and Income Fund
   Class A shares .................      735,881             $  4,558,768              67,314          $    419,365
   Class B shares .................      314,886                1,867,041                --                     --
   Class C shares .................      118,356                  713,249                --                     --
   Class S shares .................        7,636                   46,988                --                     --
                                      ----------             ------------          ----------          ------------
    Total .........................    1,176,759             $  7,186,046              67,314          $    419,365
                                      ==========             ============          ==========          ============

Security Equity Fund:
 Equity Series
   Class A shares .................   10,662,579             $ 83,685,615          12,508,257          $105,569,821
   Class B shares .................    5,051,157               36,396,598           2,779,586            21,764,155
   Class C shares .................      323,491                2,382,480              81,177               668,094
   Class S shares .................       17,728                  125,404                  --                    --
                                      ----------             ------------          ----------          ------------
    Total .........................   16,054,955             $122,590,097          15,369,020          $128,002,070
                                      ==========             ============          ==========          ============

 Global Series
   Class A shares .................    4,312,915             $ 60,974,682             716,125          $ 10,323,385
   Class B shares .................      630,395                8,433,918             424,510             5,775,880
   Class C shares .................      213,028                2,974,473              38,692               545,022
   Class S shares .................        5,631                   73,000                  --                    --
                                      ----------             ------------          ----------          ------------
    Total .........................    5,161,969             $ 72,456,073           1,179,327          $ 16,644,287
                                      ==========             ============          ==========          ============

 Total Return Series
   Class A shares .................       90,149             $    885,000               1,100          $     12,185
   Class B shares .................       24,106                  241,904               1,140                12,322
   Class C shares .................       17,309                  171,350                  22                   241
   Class S shares .................          215                    2,000                  --                    --
                                      ----------             ------------          ----------          ------------
    Total .........................      131,779             $  1,300,254               2,262          $     24,748
                                      ==========             ============          ==========          ============

 Social Awareness Series
   Class A shares .................      223,468             $  5,015,472              13,389          $    321,016
   Class B shares .................       88,622                1,855,427              10,042               230,222
   Class C shares .................       31,640                  688,498                 822                19,271
   Class S shares .................        1,583                   36,300                  --                    --
                                      ----------             ------------          ----------          ------------
    Total .........................      345,313             $  7,595,697              24,253          $    570,509
                                      ==========             ============          ==========          ============

 Mid Cap Value Series
   Class A shares .................    1,444,875             $ 30,051,144             164,650          $  3,044,301
   Class B shares .................    1,063,580               21,276,502              72,534             1,293,791
   Class C shares .................      296,497                6,105,178              14,564               263,856
   Class S shares .................      385,640                8,151,488                  --                    --
                                      ----------             ------------          ----------          ------------
    Total .........................    3,190,592             $ 65,584,312             251,748          $  4,601,948
                                      ==========             ============          ==========          ============

 Small Cap Growth Series
   Class A shares .................      801,567             $ 11,832,144             126,942          $  2,028,028
   Class B shares .................      485,512                7,162,892              54,038               830,891
   Class C shares .................      125,855                1,712,588              14,768               231,644
   Class S shares .................        5,780                   67,030                  --                    --
                                      ----------             ------------          ----------          ------------
    Total .........................    1,418,714             $ 20,774,654             195,748          $  3,090,563
                                      ==========             ============          ==========          ============

 Enhanced Index Series
   Class A shares .................      197,142             $  1,958,174               6,171          $     64,739
   Class B shares .................      133,817                1,316,759               8,285                85,677
   Class C shares .................       87,057                  843,394               5,280                54,649
   Class S shares .................          339                    3,000                  --                    --
                                      ----------             ------------          ----------          ------------
    Total .........................      418,355             $  4,121,327              19,736          $    205,065
                                      ==========             ============          ==========          ============

 International Series
   Class A shares .................      158,611             $  1,344,418              16,680          $    160,797
   Class B shares .................       22,172                  193,922               9,711                92,354
   Class C shares .................       27,457                  235,007              13,100               124,980
   Class S shares .................           --                       --                  --                    --
                                      ----------             ------------          ----------          ------------
    Total .........................      208,240             $  1,773,347              39,491          $    378,131
                                      ==========             ============          ==========          ============

 Select 25 Series
   Class A shares .................      345,987             $  3,334,756                  --          $         --
   Class B shares .................      232,938                2,261,926                  --                    --
   Class C shares .................      103,823                1,007,338                  --                    --
   Class S shares .................        1,668                   14,300                  --                    --
                                      ----------             ------------          ----------          ------------
    Total .........................      684,416             $  6,618,320                  --          $         --
                                      ==========             ============          ==========          ============

 Large Cap Growth Series
   Class A shares .................      255,450             $  1,992,412                  --          $         --
   Class B shares .................      156,711                1,268,854                  --                    --
   Class C shares .................      301,454                2,381,104                  --                    --
   Class S shares .................          317                    2,386                  --                    --
                                      ----------             ------------          ----------          ------------
    Total .........................      713,932             $  5,644,756                  --          $
                                      ==========             ============          ==========          ============

 Technology Series
   Class A shares .................      666,719             $  4,242,527                  --          $         --
   Class B shares .................       78,874                  524,424                  --                    --
   Class C shares .................      186,696                1,176,155                  --                    --
   Class S shares .................       52,228                  283,350                  --                    --
                                      ----------             ------------          ----------          ------------
    Total .........................      984,517             $  6,226,456                  --          $         --
                                      ==========             ============          ==========          ============

 Security Ultra Fund
   Class A shares .................    5,059,861             $ 60,350,578           1,506,092          $ 17,877,361
   Class B shares .................    1,992,540               21,681,497             359,733             3,870,738
   Class C shares .................      380,274                4,315,275              23,047               267,342
   Class S shares .................      241,795                2,780,756                  --                    --
                                      ----------             ------------          ----------          ------------
    Total .........................    7,674,470             $ 89,128,106           1,888,872          $ 22,015,441
                                      ==========             ============          ==========          ============

                                             2001                  2001                2001 Total                2001 Total
                                            Shares                Amount            Increase/(Decrease)      Increase/(Decrease)
                                           Redeemed              Redeemed                 Shares                   Amount
                                         -----------           -------------            ----------               -----------
Growth and Income Fund
   Class A shares .................       (1,843,890)          $ (11,349,763)           (1,040,695)              $(6,371,630)
   Class B shares .................         (374,960)             (2,210,790)              (60,074)                 (343,749)
   Class C shares .................          (23,462)               (138,827)               94,894                   574,422
   Class S shares .................               --                      --                 7,636                    46,988
                                         -----------           -------------            ----------               -----------
    Total .........................       (2,242,312)          $ (13,699,380)             (998,239)              $(6,093,969)
                                         ===========           =============             =========               ===========

Security Equity Fund:
 Equity Series
   Class A shares .................      (17,716,938)          $(139,187,533)            5,453,898               $50,067,903
   Class B shares .................       (7,658,980)            (54,701,729)              171,763                 3,459,024
   Class C shares .................         (257,235)             (1,840,573)              147,433                 1,210,001
   Class S shares .................               --                      --                17,728                   125,404
                                         -----------           -------------            ----------               -----------
    Total .........................      (25,633,153)          $(195,729,835)            5,790,822               $54,862,332
                                         ===========           =============             =========               ===========

 Global Series
   Class A shares .................       (3,901,765)          $ (56,194,385)            1,127,275               $15,103,682
   Class B shares .................         (505,770)             (6,779,678)              549,135                 7,430,120
   Class C shares .................          (63,899)               (919,962)              187,821                 2,599,533
   Class S shares .................             (296)                 (3,356)                5,335                    69,644
                                         -----------           -------------            ----------               -----------
    Total .........................       (4,471,730)          $ (63,897,381)            1,869,566               $25,202,979
                                         ===========           =============             =========               ===========

 Total Return Series
   Class A shares .................          (77,212)          $    (769,855)               14,037               $   127,330
   Class B shares .................          (40,382)               (406,545)              (15,136)                 (152,319)
   Class C shares .................           (2,312)                (22,564)               15,019                   149,027
   Class S shares .................               --                      --                   215                     2,000
                                         -----------           -------------            ----------               -----------
    Total .........................         (119,906)          $  (1,198,964)               14,135               $   126,038
                                         ===========           =============             =========               ===========

 Social Awareness Series
   Class A shares .................         (309,079)          $  (6,651,193)              (72,222)              $(1,314,705)
   Class B shares .................          (77,632)             (1,598,671)               21,032                   486,978
   Class C shares .................           (3,732)                (78,754)               28,730                   629,015
   Class S shares .................             (276)                 (4,974)                1,307                    31,326
                                         -----------           -------------            ----------               -----------
    Total .........................         (390,719)          $  (8,333,592)              (21,153)              $  (167,386)
                                         ===========           =============             =========               ===========

 Mid Cap Value Series
   Class A shares .................         (469,581)          $  (9,435,740)            1,139,944               $23,659,705
   Class B shares .................         (271,334)             (5,238,587)              864,780                17,331,706
   Class C shares .................          (63,422)             (1,226,188)              247,639                 5,142,846
   Class S shares .................          (30,438)               (619,745)              355,202                 7,531,743
                                         -----------           -------------            ----------               -----------
    Total .........................         (834,775)          $ (16,520,260)            2,607,565               $53,666,000
                                         ===========           =============             =========               ===========

 Small Cap Growth Series
   Class A shares .................         (899,615)          $ (13,928,471)               28,894               $   (68,299)
   Class B shares .................         (428,103)             (5,821,539)              111,447                 2,172,244
   Class C shares .................          (67,409)               (905,887)               73,214                 1,038,345
   Class S shares .................               --                      --                 5,780                    67,030
                                         -----------           -------------            ----------               -----------
    Total .........................       (1,395,127)          $ (20,655,897)              219,335               $ 3,209,320
                                         ===========           =============             =========               ===========

 Enhanced Index Series
   Class A shares .................          (97,813)          $    (960,272)              105,500               $ 1,062,641
   Class B shares .................         (190,439)             (1,747,232)              (48,337)                 (344,796)
   Class C shares .................         (113,876)             (1,035,261)              (21,539)                 (137,218)
   Class S shares .................               --                      --                   339                     3,000
                                         -----------           -------------            ----------               -----------
    Total .........................         (402,128)          $  (3,742,765)               35,963               $   583,627
                                         ===========           =============             =========               ===========

 International Series
   Class A shares .................         (148,828)          $  (1,247,792)               26,463               $   257,423
   Class B shares .................          (13,362)               (110,875)               18,521                   175,401
   Class C shares .................          (34,997)               (303,804)                5,560                    56,183
   Class S shares .................               --                      --                    --                        --
                                         -----------           -------------            ----------               -----------
    Total .........................         (197,187)          $  (1,662,471)               50,544               $   489,007
                                         ===========           =============             =========               ===========

 Select 25 Series
   Class A shares .................         (394,286)          $  (3,787,919)              (48,299)              $  (453,163)
   Class B shares .................         (306,997)             (2,792,325)              (74,059)                 (530,399)
   Class C shares .................         (145,082)             (1,330,897)              (41,259)                 (323,559)
   Class S shares .................               --                      --                 1,668                    14,300
                                         -----------           -------------            ----------               -----------
    Total .........................         (846,365)          $  (7,911,141)             (161,949)              $(1,292,821)
                                         ===========           =============             =========               ===========

 Large Cap Growth Series
   Class A shares .................          (97,167)          $    (738,305)              158,283               $ 1,254,107
   Class B shares .................          (37,462)               (248,258)              119,249                 1,020,596
   Class C shares .................          (84,435)               (691,711)              217,019                 1,689,393
   Class S shares .................               --                      --                   317                     2,386
                                         -----------           -------------            ----------               -----------
    Total .........................         (219,064)          $  (1,678,274)              494,868               $ 3,966,482
                                         ===========           =============             =========               ===========

 Technology Series
   Class A shares .................         (244,687)          $  (1,367,594)              422,032               $ 2,874,933
   Class B shares .................          (29,538)               (170,968)               49,336                   353,456
   Class C shares .................          (25,995)               (133,592)              160,701                 1,042,563
   Class S shares .................          (13,766)                (59,619)               38,462                   223,731
                                         -----------           -------------            ----------               -----------
    Total .........................         (313,986)          $  (1,731,773)              670,531               $ 4,494,683
                                         ===========           =============             =========               ===========

 Security Ultra Fund
   Class A shares .................       (4,459,504)          $ (51,400,627)            2,106,449               $26,827,312
   Class B shares .................       (1,367,759)            (14,013,238)              984,514                11,538,997
   Class C shares .................          (94,313)             (1,049,860)              309,008                 3,532,757
   Class S shares .................          (63,986)               (657,715)              177,809                 2,123,041
                                         -----------           -------------            ----------               -----------
    Total .........................       (5,985,562)          $ (67,121,440)            3,577,780               $44,022,107
                                         ===========           =============             =========               ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
March 31, 2002

8.  Options written

Transactions in options written for International Series for the period ended March 31, 2002 were as follows:

Put Options Written
                                                          Number of    Premium
                                                          Contracts    Amount
                                                          ---------    -------
Balance at September 30, 2001 ...........................         -    $     -
Opened ..................................................   250,000      1,113
Bought Back .............................................         -          -
Expired ................................................. ($250,000)    (1,113)
Exercised ...............................................         -    $     -
                                                          ---------    -------
Balance at March 31, 2002 ...............................         -    $     -
                                                          =========    =======

Call Options Written
                                                          Number of    Premium
                                                          Contracts    Amount
                                                          ---------    ------
Balance at September 30, 2001 ...........................         -    $     -
Opened .................................................. 1,256,506     16,199
Bought Back .............................................  (259,565)    (1,017)
Expired .................................................  (996,941)   (15,182)
Exercised ...............................................         -    $     -
                                                          ---------    -------
Balance at March 31, 2002 ...............................         -    $     -
                                                          =========    =======

The following options written were outstanding for Mid Cap Value Series at March 31, 2002:

Put Options Written

                                                                          Expiration    Exercise     Number of    Market
Common Stock                                                                 Date         Price      Contracts     Value
------------                                                                 ----         -----      ---------     -----
Evergreen Resources, Inc. ...............................................   4/22/02       35.00           180    $      -
Maxwell Technologiews, Inc. .............................................   6/24/02       10.00            27       4,185
Rehabcare Group, Inc. ...................................................   4/22/02       20.00            97           -
Shaw Group, Inc. ........................................................   4/22/02       17.50           350           -
                                                                                                        -----    --------
Total put options outstanding (premiums received, $101,806) .............                                 654    $  4,185
                                                                                                        =====    ========
Call Options Written
                                                                          Expiration    Exercise     Number of    Market
Common Stock                                                                Date         Price       Contracts     Value
------------                                                                ----         -----       ---------     -----
CXS Corporation ..........................................................  4/22/02       40.00            70    $  4,200
JDA Software Group, Inc. .................................................  7/22/02       30.00           250     127,500
                                                                                                        -----    --------
Total call options outstanding (premiums received, $66,889) ..............                                320    $131,700
                                                                                                        =====    ========

Transactions in options written for Mid Cap Value Series for the period ended March 31, 2002 were as follows:

Put Options Written
                                                     Number of    Premium
                                                     Contracts     Amount
                                                     ---------     ------
Balance at September 30, 2001 ..................         825      $ 80,084
Opened .........................................       1,557       236,021
Bought Back ....................................           -            -
Expired ........................................      (1,145)      (99,263)
Exercised ......................................        (583)     (115,036)
                                                      ------      --------
Balance at March 31, 2002 ......................         654      $101,806
                                                      ======      ========

Call Options Written
                                                     Number of    Premium
                                                     Contracts     Amount
                                                     ---------     ------
Balance at September 30, 2001 ..................         477      $ 83,729
Opened .........................................         920       171,925
Bought Back ....................................           -             -
Expired ........................................        (110)      (34,868)
Exercised ......................................        (967)     (153,897)
                                                      ------      --------
Balance at March 31, 2002 ......................         320      $ 66,889
                                                      ======      ========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

March 31, 2002

8.  Options written (continued)

The following options written were outstanding for Security Ultra Fund for the period ended March 31, 2002:


Put Options Written

                                                                          Expiration         Exercise     Number of    Market
Common Stock                                                                 Date             Price       Contracts     Value
------------                                                                 ----             -----       ---------     -----
AnnTaylor Stores Corporation ...........................................    4/19/02            40.00           200     $ 10,000
FuelCell Energy, Inc. ..................................................    4/19/02            15.00           700       24,500
Maxwell Technologies, Inc. .............................................    6/21/02            10.00            43        6,665
Shaw Group, Inc. .......................................................    4/19/02            17.50           570            0
                                                                                                             -----     --------
Total put options outstanding (premiums received, $222,308) ............                                     1,513     $ 41,165
                                                                                                             =====     ========
Call Options Written

                                                                          Expiration         Exercise     Number of    Market
Common Stock                                                                 Date             Price       Contracts     Value
------------                                                                 ----             -----       ---------     -----
Power Integrations, Inc. ...............................................    4/19/02            30.00           400            0
Symantec Corporation ...................................................    4/19/02            37.50           310      148,800
Electronic Arts, Inc. ..................................................    4/19/02            60.00           204       55,080
Rational Software Corporation ..........................................    4/19/02            22.50           450        2,250
                                                                                                             -----     --------
Total call options outstanding (premiums received, $331,713) ...........                                     1,364     $206,130
                                                                                                             =====     ========

Transactions in options written for Security Ultra Fund for the period ended March 31, 2002 were as follows:

Put Options Written
                                                      Number of    Premium
                                                      Contracts    Amount
                                                      ---------    ------
Balance at September 30, 2001 ....................      1,097      $116,673
Opened ...........................................      4,619       592,319
Bought Back ......................................          -             -
Expired ..........................................     (3,272)     (336,599)
Exercised ........................................       (931)     (150,085)
                                                       ------      --------
Balance at March 31, 2002 ........................      1,513      $222,308


Call Options Written
                                                      Number of    Premium
                                                      Contracts    Amount
                                                      ---------    ------
Balance at September 30, 2001 ....................        750      $314,105
Opened ...........................................      3,934       895,482
Bought Back ......................................       (325)    (186,183)
Expired ..........................................     (2,415)    (630,343)
Exercised ........................................       (580)     (61,348)
                                                       ------      --------
Balance at March 31, 2002 ........................      1,364      $331,713

9.   Securities Lending Transactions

     In order to generate additional income, certain of the Funds may lend portfolio securities representing up to 33 1/3% of the value of total assets (which includes collateral received for securities on loan) to broker/dealers, institutional investors, or other persons. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at March 31, 2002, the amount of cash received as collateral held at March 31, 2002 and income generated during the period ended March 31, 2002, from the program were as follows:

                                                             Market Value of Collateral
                                   Market Value            Purchased with Cash Received       Income Received
                                of Loaned Securities         Money Market Instrument       from Securities Lending
                                --------------------         -----------------------       -----------------------
International Series .......        $   902,865                      $   949,724                      $2,576
Large Cap Growth Series ....            622,155                          643,059                       1,909
Technology Series ..........          1,916,949                        2,006,854                       3,579

--------------------------------------------------------------------------------

The Security Group
of Mutual Funds
----------------------------------
Security Growth and Income Fund

Security Equity Fund
     o   Equity Series
     o   Global Series
     o   Total Return Series
     o   Social Awareness Series
     o   Mid Cap Value Series
     o   Small Cap Growth Series
     o   Enhanced Index Series
     o   International Series
     o   Select 25 Series
     o   Large Cap Growth Series
     o   Technology Series

Security Ultra Fund

Security Income Fund
     o   Diversified Income Series
     o   High Yield Series

Security Municipal Bond Fund

Security Cash Fund


Security Funds
Officers and Directors
----------------------------------

Directors
---------

Donald A. Chubb, Jr.
John D. Cleland
Penny A. Lumpkin
Mark L. Morris, Jr., D. V. M.
Maynard F. Oliverius
James R. Schmank

Officers
--------

John D. Cleland, Chairman of the Board
James R. Schmank, President
Terry A. Milberger, Vice President, Equity Fund
James P. Schier, Vice President, Equity and Ultra Fund
Cindy L. Shields, Vice President, Equity Fund
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood, Treasurer
Jana R. Selley , Compliance Officer


This report is submitted for the general information of the share- holders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

                 ----------------------------------------------
                       [LOGO] Security Distributors, Inc.
                 ----------------------------------------------


One Security Benefit Place
Topeka, KS 66636-0001